REGISTRATION STATEMENT NO. 333-101778
                                                                       811-21262
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 4

                                 --------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                                  One Cityplace
                        Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

|N/A| immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|   on May 3, 2004 pursuant to paragraph (b) of Rule 485.

|N/A| __ days after filing pursuant to paragraph (a)(1) of Rule 485.

|N/A| on _____ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|N/A| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                   PIONEER ANNUISTAR PLUS ANNUITY PROSPECTUS:
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

This prospectus describes PIONEER ANNUISTAR PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


Money Market Portfolio                                           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
AIM VARIABLE INSURANCE FUNDS, INC.                                  Pioneer Equity Income VCT Portfolio -- Class II Shares
   AIM V.I. Capital Appreciation Fund -- Series II                  Pioneer Europe VCT Portfolio -- Class II Shares
   AIM V.I. Mid Cap Core Equity -- Series II                        Pioneer Fund VCT Portfolio -- Class II Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Pioneer High Yield VCT Portfolio -- Class II Shares
   Franklin Rising Dividends Securities Fund --                     Pioneer International Value VCT Portfolio -- Class II
     Class 2 Shares                                                   Share
   Franklin Small Cap Fund -- Class 2 Shares                        Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   Templeton Foreign Securities Fund -- Class 2 Shares              Pioneer Oak Ridge Large Cap Growth VCT
GREENWICH STREET SERIES FUND                                          Portfolio -- Class II Shares
   Salomon Brothers Variable Aggressive Growth                      Pioneer Papp America-Pacific Rim VCT Portfolio --
     Fund -- Class II Shares(1)                                        Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                  Pioneer Papp Small & Mid Cap Growth VCT
   Oppenheimer Capital Appreciation Fund/VA --                         Portfolio -- Class II Shares
     Service Shares                                                 Pioneer Real Estate Shares VCT Portfolio -- Class II
   Oppenheimer Global Securities Fund/VA --                            Shares
     Service Shares                                                 Pioneer Small Cap Value VCT Portfolio  -- Class II Shares
PIONEER VARIABLE CONTRACTS TRUST                                    Pioneer Small Company VCT Portfolio -- Class II Shares
   Pioneer America Income VCT Portfolio -- Class II Shares          Pioneer Strategic Income VCT Portfolio -- Class II Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares                Pioneer Value VCT Portfolio -- Class II Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares     SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                                    Total Return Fund -- Class II

--------------

(1)     Formerly Salomon Brothers Variable Emerging Growth
        Fund -- Class II Shares

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-291-2474 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004




                                TABLE OF CONTENTS
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

Glossary............................................    3    The Annuity Period....................................    40
Summary................................................ 5       Maturity Date......................................    40
Fee Table.............................................. 9       Allocation of Annuity..............................    40
Condensed Financial Information........................14       Variable Annuity...................................    40
The Annuity Contract...................................14       Fixed Annuity......................................    41
   Contract Owner Inquiries............................15    Payment Options.......................................    41
   Purchase Payments...................................15       Election of Options................................    41
   Purchase Payment Credits............................15       Annuity Options....................................    42
   Accumulation Units..................................16       Variable Liquidity Benefit.........................    42
   The Variable Funding Options........................16    Miscellaneous Contract Provisions.....................    42
The Fixed Account......................................19       Right to Return....................................    42
Charges and Deductions.................................19       Termination........................................    43
   General.............................................19       Required Reports...................................    43
   Withdrawal Charge...................................20       Suspension of Payments.............................    43
   Free Withdrawal Allowance...........................21    The Separate Accounts.................................    43
   Transfer Charge.....................................21       Performance Information............................    44
   Administrative Charges..............................21    Federal Tax Considerations................................44
   Mortality and Expense Risk Charge...................21       General Taxation of Annuities..........................44
   Variable Benefit Charge.............................21       Types of Contracts: Qualified and Non-qualified........45
   Variable Liquidity Benefit Charge...................21       Qualified Annuity Contracts............................45
   Enhanced Stepped-Up Provision Charge................22         Taxation of Qualified Annuity Contracts..............45
   Guaranteed Minimum Withdrawal Benefit                          Mandatory Distributions for Qualified Plans..........45
     Charge............................................22       Non-qualified Annuity Contracts........................45
   Guaranteed Minimum Accumulation Benefit                        Diversification Requirements for
    Charge.............................................22           Variable Annuities.................................46
   Variable Funding Option Expenses....................22         Ownership of the Investments.........................46
   Premium Tax.........................................22         Taxation of Death Benefit Proceeds...................46
   Changes in Taxes Based upon                                  Other Tax Considerations...............................47
     Premium or Value..................................22         Treatment of Charges for Optional Death Benefits.....47
Transfers..............................................23         Penalty Tax for Premature Distribution...............47
   Dollar Cost Averaging...............................24         Puerto Rico Tax Considerations.......................47
Access to Your Money...................................24         Non-Resident Aliens..................................47
   Systematic Withdrawals..............................25    Other Information.....................................    47
Ownership Provisions...................................25       The Insurance Companies............................    47
   Types of Ownership..................................25       Financial Statements...............................    48
     Contract Owner....................................25       Distribution of Variable Annuity Contracts.........    48
     Beneficiary.......................................25       Conformity with State and Federal Laws.............    49
     Annuitant.........................................26       Voting Rights......................................    49
Death Benefit..........................................26       Restrictions on Financial Transactions.............    49
   Death Proceeds before the Maturity Date.............26       Legal Proceedings and Opinions.....................    50
   Enhanced Stepped-Up Provision.......................29    Appendix A: Condensed Financial Information for
   Payment of Proceeds.................................29       Travelers Insurance Company: Separate Account
   Spousal Contract Continuance .......................31         Eleven..............................................A-1
   Beneficiary Contract Continuance ...................31    Appendix B: Condensed Financial Information for
   Death Proceeds after the Maturity Date..............32       Travelers Life and Annuity Company: Separate
 Living Benefits.......................................32         Account Twelve......................................B-1
   Guaranteed Minimum Withdrawal Benefit...............32    Appendix C: The Fixed Account.........................   C-1
   Guaranteed Minimum Accumulation Benefit.............34    Appendix D: Nursing Home Waiver.......................   D-1
                                                             Appendix E: Contents of the Statement
                                                                of Additional Information..........................   E-1





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                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.


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UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.


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



                                    SUMMARY:
                         PIONEER ANNUISTAR PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


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


If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o PURCHASE PAYMENT CREDITS. For Contracts issued between April 1, 2004 and June 30, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 6.0% of the Purchase Payment. For Contracts issued prior to April 1, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.


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                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE..........................................8%(1)

(AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

TRANSFER CHARGE........................................    $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE..........................8%(3)

(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................$40(4)

---------------------------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

              YEARS SINCE PURCHASE                  WITHDRAWAL
                  PAYMENT MADE                        CHARGE
   ------------------------------------------- ----------------------
   GREATER THAN OR EQUAL TO   BUT LESS THAN
           0 years               3 years                8%
           3 years               4 years                7%
           4 years               5 years                6%
           5 years               6 years                5%
           6 years               7 years                4%
           7 years               8 years                3%
           8 years               9 years                2%
           9 years+                                     0%

(2)    We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

              YEARS SINCE INITIAL                   WITHDRAWAL
                PURCHASE PAYMENT                      CHARGE
   ------------------------------------------- ----------------------
   GREATER THAN OR EQUAL TO   BUT LESS THAN
           0 years               3 years                8%
           3 years               4 years                7%
           4 years               5 years                6%
           5 years               6 years                5%
           6 years               7 years                4%
           7 years               8 years                3%
           8 years               9 years                2%
           9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH         STEP-UP DEATH           ROLL-UP DEATH
                                                               BENEFIT                BENEFIT                 BENEFIT
                                                         ---------------------  ---------------------  ----------------------
Mortality and Expense Risk Charge.....................          1.40%                  1.55%                   1.75%
Administrative Expense Charge.........................          0.15%                  0.15%                   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED............................          1.55%                  1.70%                   1.90%
Optional E.S.P. Charge................................          0.20%                  0.20%                   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.........................................          1.75%                  1.90%                   2.10%
Optional GMAB Charge..................................          0.50%                  0.50%                   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED..............................................          2.05%                  2.20%                   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5)......................................          2.25%                  2.40%                   2.60%
Maximum Optional GMWB Charge..........................          1.00%(6)               1.00%(6)                1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
SELECTED..............................................          2.55%                  2.70%                   2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB SELECTED.........................................          2.75%                  2.90%                   3.10%


---------------------------------

(5)    GMAB and GMWB cannot both be elected.

(6)    The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....               0.42%                         10.93%


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                ----------     -------------  ---------   ------------  ----------------    -----------
Money Market Portfolio.......      0.32%           --           0.10%        0.42%            --                 0.42%(1)
AIM VARIABLE INSURANCE
   FUNDS, INC.
   AIM V.I. Capital
     Appreciation Fund --
     Series II*..............      0.61%          0.25%         0.24%        1.10%            --                 1.10%
   AIM V.I. Mid Cap Core
     Equity -- Series II*....      0.73%          0.25%         0.34%        1.32%            --                 1.32%(2)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund --
     Class 2 Shares*.........      0.74%          0.25%         0.03%        1.02%           0.01%               1.01%(3)
   Franklin Small Cap Fund --
     Class 2 Shares*.........      0.51%          0.25%         0.29%        1.05%           0.04%               1.01%(4)
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............      0.69%          0.25%         0.22%        1.16%           0.04%               1.12%(5)
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable
     Aggressive Growth
     Fund -- Class II Shares*.     0.95%          0.25%         0.44%        1.64%            --                 1.64%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*.........      0.65%          0.25%         0.04%        0.94%            --                 0.94%
   Oppenheimer Global
     Securities Fund/VA --
     Service Shares*.........      0.63%          0.25%         0.05%        0.93%            --                 0.93%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio --
     Class II Shares*........      0.55%          0.25%         0.21%        1.01%            --                 1.01%
   Pioneer Balanced VCT
     Portfolio --
     Class II Shares*........      0.65%          0.25%         0.21%        1.11%            --                 1.11%
   Pioneer Emerging Markets
     VCT Portfolio --
     Class II Shares*........      1.15%          0.25%         1.25%        2.65%           0.66%               1.99%(6)
   Pioneer Equity Income
     VCT Portfolio --
     Class II Shares*........      0.65%          0.25%         0.12%        1.02%            --                 1.02%
   Pioneer Europe VCT
     Portfolio --
     Class II Shares*........      1.00%          0.25%         1.50%        2.75%           0.96%               1.79%(6)
   Pioneer Fund VCT
     Portfolio --
     Class II Shares*........      0.65%          0.25%         0.10%        1.00%            --                 1.00%
   Pioneer Growth Shares
     VCT Portfolio --
     Class II Shares*........      0.70%          0.25%         0.49%        1.44%            --                 1.44%
   Pioneer High Yield
     VCT Portfolio --
     Class II Shares*........      0.65%          0.25%         0.19%        1.09%            --                 1.09%
   Pioneer International
     Value VCT Portfolio --
     Class II Shares*........      1.00%          0.25%         0.77%        2.02%            --                 2.02%(7)
   Pioneer Mid Cap Value
     VCT Portfolio --
     Class II Shares*........      0.65%          0.25%         0.10%        1.00%            --                 1.00%



                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL      WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                ----------     -------------  ---------   ------------  ----------------    -----------
PIONEER VARIABLE CONTRACTS
   TRUST (CONTINUED)
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio -- Class II
     Shares*.................      0.75%          0.25%         4.77%        5.77%           4.82%               0.95%(8)
   Pioneer Papp
     America-Pacific Rim VCT
     Portfolio* -- Class II
     Shares*.................      0.75%          0.25%         4.77%        5.77%           4.82%               0.95%(8)
   Pioneer Papp Small & Mid
     Cap Growth VCT
     Portfolio --
     Class II Shares*........      0.75%          0.25%         5.23%        6.23%           5.23%               1.00%(9)
   Pioneer Real Estate
     Shares VCT Portfolio --
     Class II Shares*........      0.80%          0.25%         0.23%        1.28%            --                 1.28%
   Pioneer Small Cap Value
     VCT Portfolio --
     Class II Shares*........      0.75%          0.25%         1.65%        2.65%           1.07%               1.58%(6)
   Pioneer Small Company
     VCT Portfolio --
     Class II Shares*........      0.75%          0.25%         1.67%        2.67%           1.15%               1.52%(6)
   Pioneer Strategic Income
     VCT Portfolio --
     Class II Shares*........      0.65%          0.25%         0.59%        1.49%            --                 1.49%(6)
   Pioneer Value VCT
     Portfolio --
     Class II Shares*........      0.75%          0.25%         9.93%       10.93%           9.43%               1.50%(10)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   Total Return Fund --
     Class II*...............      0.80%          0.25%         0.20%        1.25%            --                 1.25%


--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

 (1) Fund has a voluntary waiver of 0.40%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

 (3) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (6) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

 (7)   Estimated for the portfolio's current fiscal year.

 (8) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the

       Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005. See the statement of additional information for details regarding the expense limitation agreement.

 (9) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005. See the statement of additional information for details regarding the expense limitation agreement.

(10) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class I shares.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).



                                           IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN            ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- ---------  --------- --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total        1158      1891       2444      3825      358      1091       1844       3825
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............   2143      4475       6203      9086     1343      3675       5603       9086


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).


                                           IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN             ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- ---------  --------- --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total        1099      1715       2156      3278      299       915       1556       3278
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............   2090      4351       6045      8944     1290      3551       5445       8944


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.


                                           IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN             ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- ---------  --------- --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total        1109      1744       2205      3372      309       944       1605       3372
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............   2099      4372       6072      8968     1299      3572       5472       8968


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Pioneer Annuistar Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       80
      Annual Step-Up Death Benefit                                                 79
      Roll Up Death Benefit                                                        75
      Enhanced Stepped-Up Provision (E.S.P)                                        75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-703-0527.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For Contracts issued between April 1, 2004 and June 30, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to April 1, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

       (a)    you return your Contract during the right to return;

       (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

       (c) you surrender or terminate your Contract within 12 months after the Contract Date.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits applied after the first Contract Year. Until the permission is granted, we will not deduct Purchase Payment Credits applied after the first Contract Year in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund     Seeks growth of capital. The Fund           A I M Advisers, Inc.
    -- Series II                          normally invests in common stocks of
                                          companies that may benefit from new or
                                          innovative products, services or
                                          processes and those that have
                                          above-average long-term earnings
                                          growth.

   AIM V.I. Mid Cap Core Equity --        Seeks  long-term growth of capital. The     A I M Advisers, Inc.
     Series II                            Fund normally invests in equity
                                          securities, including convertible
                                          securities, of mid-cap companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends              Seeks long-term capital appreciation.       Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares    Preservation of capital is an important
                                          secondary consideration. The Fund
                                          normally invests in investments of
                                          companies that have paid rising
                                          dividends.

   Franklin Small Cap Fund --             Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Class 2 Shares                       Fund normally invests in small
                                          capitalization companies.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                     Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class      normally invests in common stocks of        ("SBAM")
     II Shares                            companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500. The Fund may invest in
                                          the securities of large, well-known
                                          companies, but a significant portion
                                          of Fund assets may also be invested in
                                          small to medium sized companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation       Seeks capital appreciation. The Fund        OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            normally invests in the common stocks
                                          of growth companies that may be new
                                          companies or well-established companies.



               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Oppenheimer Global Securities          Seeks long-term capital appreciation.       OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            The Fund normally invests in common
                                          stocks of foreign issuers,
                                          "growth-type" companies, cyclical
                                          industries and special situations that
                                          are considered to have appreciation
                                          possibilities.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT             Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         as is consistent with preservation of
                                          capital. The Fund normally invests
                                          exclusively in U.S. Government
                                          securities and repurchase agreements
                                          and "when issued" commitments with
                                          respect to these securities.

   Pioneer Balanced VCT Portfolio --      Seeks capital growth and current            Pioneer Investment Management, Inc.
     Class II Shares                      income. The Fund normally invests in a      Subadviser: Prudential Investment
                                          diversified portfolio of equity             Management, Inc.
                                          securities and bonds and it is actively
                                          managed based on quantitative analysis
                                          and techniques.

   Pioneer Emerging Markets VCT           Seeks long-term growth of capital. The      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Fund normally invests in the securities
                                          of emerging market corporate and
                                          government issuers, with an emphasis on
                                          equities.

   Pioneer Equity Income VCT              Seeks current income and long-term          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         growth of capital. The Fund normally
                                          invests in income producing equity
                                          securities of U.S. issuers.

   Pioneer Europe VCT Portfolio --        Seeks long-term growth of capital. The      Pioneer Investment Management, Inc.
     Class II Shares                      Fund normally invests in equity
                                          securities of European issuers.

   Pioneer Fund VCT Portfolio --          Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                      growth. The Fund normally invests in
                                          equity securities believed to be
                                          selling at reasonable prices or
                                          discounts to their underlying values.

   Pioneer Growth Shares VCT              Seeks appreciation of capital. The Fund     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in equity securities
                                          believed to have above average
                                          potential for earnings and revenue
                                          growth.

   Pioneer High Yield VCT Portfolio --    Seeks to maximize total return through      Pioneer Investment Management, Inc.
     Class II Shares                      a combination of income and capital
                                          appreciation. The Fund normally
                                          invests in below investment grade debt
                                          securities and preferred stocks.

   Pioneer International Value VCT        Seeks long-term capital growth. The         Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Fund normally invests in equity
                                          securities of non-U.S. issuers located
                                          in both developed and emerging markets.

   Pioneer Mid Cap Value VCT              Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in the equity
                                          securities of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth     Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares     normally invests in equity securities       Subadviser: Oak Ridge Investments,
                                          of large capitalization U.S. companies      LLC
                                          and seeks to invest in issuers with
                                          above average potential for earnings
                                          growth.

   Pioneer Papp America-Pacific Rim       Seeks long term capital growth. The         Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares     Fund normally invests in equity             Subadviser: L. Roy Papp &
                                          securities of issuers that have
                                          Associates, LLP substantial sales to,
                                          or receive signficant income from,
                                          countries within the Pacific Rim, and
                                          seeks to invest in issuers with above
                                          average potential for earnings growth.

   Pioneer Papp Small & Mid Cap           Seeks long term capital growth. The         Pioneer Investment Management, Inc.
     Growth VCT Portfolio -- Class II     Fund normally invests in equity             Subadviser: L. Roy Papp &
     Shares                               securities of small and                     Associates, LLP
                                          mid-capitalization issuers and seeks
                                          to invest in issuers with above
                                          average potential for earnings growth.



               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Pioneer Real Estate Shares VCT         Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Secondarily seeks income. The Fund
                                          normally invests in equity securities
                                          of real estate investment trusts and
                                          other real estate industry issuers.

   Pioneer Small Cap Value VCT            Seeks capital growth. The Fund normally     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         invests in equity securities of small
                                          companies believed to be selling at
                                          substantial discounts to their
                                          underlying values.

   Pioneer Small Company VCT              Seeks capital growth. The Fund normally     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         invests in equity securities of small
                                          companies.

   Pioneer Strategic Income VCT           Seeks a high level of current income.       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         The Fund normally invests in debt
                                          securities from a broad range of
                                          issuers and segments of the debt
                                          securities market.

   Pioneer Value VCT Portfolio --         Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                      growth. The Fund normally invests in a
                                          broad list of carefully selected,
                                          reasonably priced equity securites of
                                          U.S. issuers.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   Total Return Fund -- Class II          Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income.  The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.



                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

                  YEARS SINCE PURCHASE                  WITHDRAWAL
                      PAYMENT MADE                        CHARGE
       ------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               3 years                8%
               3 years               4 years                7%
               4 years               5 years                6%
               5 years               6 years                5%
               6 years               7 years                4%
               7 years               8 years                3%
               8 years               9 years                2%
               9 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

       o   under the Managed Distribution Program or

       o under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                    YEARS SINCE INITIAL                   WITHDRAWAL
                      PURCHASE PAYMENT                      CHARGE
         ------------------------------------------- ----------------------
         GREATER THAN OR EQUAL TO   BUT LESS THAN
                 0 years               3 years                8%
                 3 years               4 years                7%
                 4 years               5 years                6%
                 5 years               6 years                5%
                 6 years               7 years                4%
                 7 years               8 years                3%
                 8 years               9 years                2%
                 9 years+                                     0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Variable Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

       o   Standard Death Benefit

       o   Annual Step-Up Death Benefit

       o   Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

       (1) your Contract Value on the Death Report Date, or

       (2) your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT
We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

       (1) your Contract Value on the Death Report Date,

       (2) your Adjusted Purchase Payment described below* or

       (3) the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

--------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                          o   the Contract Value on the Death Report Date
                                                          o   your adjusted Purchase Payment, described below*
                                                          o   the Step-Up Value, if any, described below or
                                                          o   the Roll-Up Death Benefit Value, described below; or
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                          o   the Contract Value on the Death Report Date

                                                          o   your adjusted Purchase Payment, described below*;

                                                          o   the Step-Up Value, if any, as described below or

                                                          o   the Roll-Up Death Benefit Value, described below, on the
                                                              Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below)
                                                              that occur after the Annuitant's 80th birthday
--------------------------------------------------------------------------------------------------------------------------


* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment would be 50,000-9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                                                          NON-QUALIFIED CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spousal beneficiary            Yes
ANNUITANT)                             or if none, to the           elects to continue the Contract.
                                       surviving joint owner.

                                                                    A spouse who is not the beneficiary may
                                                                    decline to receive the proceeds and
                                                                    instruct the company to pay the
                                                                    beneficiary who may elect to continue
                                                                    the Contract.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or unless, there is a CONTINGENT
                                                                    ANNUITANT. Then, the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and the
                                                                    Contract continues in effect (generally
                                                                    using the original MATURITY DATE). The
                                                                    proceeds will then be paid upon the
                                                                    death of the CONTINGENT ANNUITANT or
                                                                    owner.

------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.

------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL ENTITY/TRUST)               (or if none, to the                                                    ANNUITANT is
                                       owner.                                                                 treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------


                                                           QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

          o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

          o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include Purchase Payment Credits. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000, and a withdrawal of $10,000 is taken in Contract Year two:


------------------------------------------------------------------------------------------------------------------------------------
                                  ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE           RBB                AWB (5%)           VALUE              RBB               AWB (5%)
------------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  CONTRACT DATE        $106,000         $100,000              $5,000          $106,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $121,900         $100,000              $5,000          $90,100          $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER                     $91,797               $4,590                           $88,901              $4,445
  WITHDRAWAL,
  CONTRACT YEAR                    [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
  TWO                  $111,900   x 10,000/121,900)]    x 10,000/121,900)]    $80,100     x 10,000/90,100)]   x 10,000/90,100)]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL SURRENDER
  REDUCTION)            $10,000          $8,203                $410           $10,000          $11,099               $555
------------------------------------------------------------------------------------------------------------------------------------



Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB.

Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.


                                                   EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
------------------------------------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000      Not Applicable       $106,000          $100,000       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $121,900          $100,000         $100,000          $90,100           $100,000          $100,000
------------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                               $9,900(2)
------------------------------------------------------------------------------------------------------------------------------------

--------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


                             EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
------------------------------------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE         CALCULATION
                      CONTRACT VALUE        PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000         $100,000          $106,000          $100,000          $100,000
------------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
------------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,600          $10,000          $110,000          $130,600          $10,000           $100,000
------------------------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


                                  EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $121,900          $100,000          Not Applicable        Not Applicable       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                      10,000/121,900]
WITHDRAWAL                    $111,900          $90,000               $10,000               $8,203               $10,000
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER        $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO     $90,100          $100,000          Not Applicable        Not Applicable       Not Applicable
PARTIAL WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY              $80,100          $88,901               $10,000             [100,000 x             $11,099
FOLLOWING PARTIAL                                                                       10,000/90,100]
WITHDRAWAL                                                                                 $11,099
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:
     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/ UNDERLYING
                                                                                                        FUNDS

AIM VARIABLE INSURANCE FUNDS, INC               PIONEER VARIABLE CONTRACTS TRUST (CONT)             Money Market Portfolio
AIM V.I. Capital Appreciation Fund --           Pioneer High Yield VCT Portfolio --                 PIONEER VARIABLE CONTRACTS TRUST
Series II                                       Class II Shares                                     Pioneer America Income VCT
AIM V.I. Mid Cap Core Equity -- Series II       Pioneer International Value VCT                     Portfolio -- Class II Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE           Portfolio -- Class II Shares                        Pioneer Strategic Income VCT
PRODUCTS TRUST                                  Pioneer Mid Cap Value VCT Portfolio --              Portfolio -- Class II Shares
Franklin Rising Dividends Securities            Class II Shares
Fund -- Class 2 Shares                          Pioneer Oak Ridge Large Cap Growth VCT
Franklin Small Cap Fund -- Class 2              Portfolio -- Class II Shares
Shares                                          Pioneer Papp America-Pacific Rim VCT
Templeton Foreign Securities Fund --            Portfolio -- Class II Shares
Class 2 Shares                                  Pioneer Papp Small & Mid Cap Growth VCT
GREENWICH STREET SERIES FUND                    Portfolio -- Class II Shares
Salomon Brothers Variable Aggressive            Pioneer Real Estate Shares VCT
Growth Fund -- Class II Shares                  Portfolio -- Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS              Pioneer Small Cap Value VCT Portfolio --
Oppenheimer Capital Appreciation                Class II Shares
Fund/VA -- Service Shares                       Pioneer Small Company VCT Portfolio --
Oppenheimer Global Securities                   Class II Shares
Fund/VA -- Service Shares                       Pioneer Value VCT Portfolio -- Class II
PIONEER VARIABLE CONTRACTS TRUST                Shares
Pioneer Balanced VCT Portfolio --               SALOMON BROTHERS VARIABLE SERIES FUNDS
Class II Shares                                 INC.
Pioneer Emerging Markets VCT Portfolio          Total Return Fund -- Class II
-- Class II Shares
Pioneer Equity Income VCT Portfolio --
Class II Shares
Pioneer Europe VCT Portfolio --
Class II Shares
Pioneer Fund VCT Portfolio --
Class II Shares
Pioneer Growth Shares VCT Portfolio --
Class II Shares



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS
o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.
o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.
o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.
o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday of Qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P, GMAB. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and is distributed by its affiliate, Pioneer Funds Distributor, Inc. ("PFD"). The Company and TDLLC have entered into a distribution arrangement with PFD under which a fee is payable by the Company and TDLLC to PFD based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)............................   2003        1.000           0.994                  91,318

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series II (9/03).........................................   2003        1.000           1.225                  15,956

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (8/03).........................................   2003        1.000           1.244                  50,443

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (7/03)....................................   2003        1.000           1.216                  15,562

   Franklin Small Cap Fund -- Class 2 Shares (9/03).........   2003        1.000           1.335                   7,435

   Templeton Foreign Securities Fund --
   Class 2 Shares (9/03)....................................   2003        1.000           1.338                   8,952

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class II Shares (9/03)...........................   2003        1.000           1.257                  12,035

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (9/03)............................................   2003        1.000           1.233                   3,553

   Oppenheimer Global Securities Fund/VA --
   Service Shares (8/03)....................................   2003        1.000           1.413                   6,739

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio --
   Class II Shares (11/03)..................................   2003        1.000           0.995                  78,737


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio --                           2003        1.000           1.110                  13,104
   Class II Shares (10/03)..................................

   Pioneer Emerging Markets VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.510                  10,089

   Pioneer Equity Income VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.205                  21,997

   Pioneer Europe VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.283                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (8/03)......  2003        1.000           1.213                  19,404

   Pioneer Growth Shares VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.154                  16,323

   Pioneer High Yield VCT Portfolio --
   Class II Shares (8/03)...................................   2003        1.000           1.152                  23,361

   Pioneer International Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.290                   8,905

   Pioneer Mid Cap Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.324                   2,823

   Pioneer Real Estate Shares VCT Portfolio --
   Class II Shares (7/03)...................................   2003        1.000           1.261                  11,099

   Pioneer Small Cap Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.355                   1,360

   Pioneer Small Company VCT Portfolio --
   Class II Shares (8/03)...................................   2003        1.000           1.285                      --

   Pioneer Strategic Income VCT Portfolio --
   Class II Shares (7/03)...................................   2003        1.000           1.089                 286,913

   Pioneer Value VCT Portfolio -- Class II Shares (9/03).....  2003        1.000           1.192                  14,987

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (8/03)......................  2003        1.000           1.115                   7,880


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (8/03)............................   2003        1.000           0.988                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series II (9/03).........................................   2003        1.000           1.217                      --

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (8/03).........................................   2003        1.000           1.237                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (7/03)....................................   2003        1.000           1.208                      --

   Franklin Small Cap Fund -- Class 2 Shares (9/03)..........  2003        1.000           1.326                      --

   Templeton Foreign Securities Fund --
   Class 2 Shares (9/03)....................................   2003        1.000           1.330                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class II Shares (9/03)............................  2003        1.000           1.249                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (9/03)............................................   2003        1.000           1.225                      --

   Oppenheimer Global Securities Fund/VA --
   Service Shares (8/03)....................................   2003        1.000           1.404                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio --
   Class II Shares (11/03)..................................   2003        1.000           0.989                      --

   Pioneer Balanced VCT Portfolio --
   Class II Shares (10/03)..................................   2003        1.000           1.103                      --

   Pioneer Emerging Markets VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.501                      --

   Pioneer Equity Income VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.197                      --

   Pioneer Europe VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.275                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund VCT Portfolio -- Class II Shares (8/03)......  2003        1.000           1.205                      --

   Pioneer Growth Shares VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.146                      --

   Pioneer High Yield VCT Portfolio --
   Class II Shares (8/03)...................................   2003        1.000           1.145                      --

   Pioneer International Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.282                      --

   Pioneer Mid Cap Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.315                      --

   Pioneer Real Estate Shares VCT Portfolio --
   Class II Shares (7/03)...................................   2003        1.000           1.253                      --

   Pioneer Small Cap Value VCT Portfolio --
   Class II Shares (9/03)...................................   2003        1.000           1.346                      --

   Pioneer Small Company VCT Portfolio --
   Class II Shares (8/03)...................................   2003        1.000           1.277                      --

   Pioneer Strategic Income VCT Portfolio --
   Class II Shares (7/03)...................................   2003        1.000           1.082                      --

   Pioneer Value VCT Portfolio -- Class II Shares (9/03).....  2003        1.000           1.184                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (8/03)......................  2003        1.000           1.108                      --


                                      NOTES

Effective May 3, 2004, the Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund -- Class II shares changed its name to Salomon Brothers Variable Aggressive Growth Fund.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (5/03)............................   2003        1.000           0.994               2,282,924

AIM Variable Insurance Funds, Inc
   AIM V.I. Capital Appreciation Fund --
   Series II (6/03).........................................   2003        1.000           1.225                 438,519

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (6/03).........................................   2003        1.000           1.244                 207,276

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (6/03)....................................   2003        1.000           1.216                 490,925

   Franklin Small Cap Fund -- Class 2 Shares (6/03).........   2003        1.000           1.335                 136,305

   Templeton Foreign Securities Fund --
   Class 2 Shares (6/03)....................................   2003        1.000           1.338                 354,061

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class II Shares (6/03)...........................   2003        1.000           1.257                 388,371

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2003        1.000           1.233                 553,903

   Oppenheimer Global Securities Fund/VA --
   Service Shares (6/03)....................................   2003        1.000           1.413                 538,318

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio --
   Class II Shares (5/03)...................................   2003        1.000           0.995                 727,262


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Balanced VCT Portfolio --                           2003        1.000           1.110               1,352,707
   Class II Shares (6/03)...................................

   Pioneer Emerging Markets VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.510                  99,808

   Pioneer Equity Income VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.205                 764,575

   Pioneer Europe VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.283                  12,781

   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)......  2003        1.000           1.213               2,035,041

   Pioneer Growth Shares VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.154                 706,463

   Pioneer High Yield VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.152               4,494,810

   Pioneer International Value VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.290                 278,342

   Pioneer Mid Cap Value VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.324                 356,319

   Pioneer Real Estate Shares VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.261                 507,422

   Pioneer Small Cap Value VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.355                 477,289

   Pioneer Small Company VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.285                  25,055

   Pioneer Strategic Income VCT Portfolio --
   Class II Shares (5/03)...................................   2003        1.000           1.089                 652,477

   Pioneer Value VCT Portfolio -- Class II Shares (6/03).....  2003        1.000           1.192                 304,001

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)......................  2003        1.000           1.115                 498,482


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Money Market Portfolio (5/03)............................   2003        1.000           0.988                  12,446

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund --
   Series II (6/03).........................................   2003        1.000           1.217                  17,132

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (6/03).........................................   2003        1.000           1.237                  53,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (6/03)....................................   2003        1.000           1.208                 256,644

   Franklin Small Cap Fund -- Class 2 Shares (6/03)..........  2003        1.000           1.326                   7,904

   Templeton Foreign Securities Fund --
   Class 2 Shares (6/03)....................................   2003        1.000           1.330                  19,832

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class II Shares (6/03)............................  2003        1.000           1.249                  96,304

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (6/03)............................................   2003        1.000           1.225                  72,815

   Oppenheimer Global Securities Fund/VA --
   Service Shares (6/03)....................................   2003        1.000           1.404                  24,647

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio --
   Class II Shares (5/03)...................................   2003        1.000           0.989                   6,698

   Pioneer Balanced VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.103                 869,720

   Pioneer Emerging Markets VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.501                  13,750

   Pioneer Equity Income VCT Portfolio --
   Class II Shares (6/03)...................................   2003        1.000           1.197                  62,477

   Pioneer Europe VCT Portfolio -- Class II Shares (6/03)....  2003        1.000           1.275                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund VCT Portfolio -- Class II Shares (6/03)......   2003        1.000           1.205                  81,704

   Pioneer Growth Shares VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.146                   4,572

   Pioneer High Yield VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.145               1,355,872

   Pioneer International Value VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.282                   2,286

   Pioneer Mid Cap Value VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.315                  85,990

   Pioneer Real Estate Shares VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.253                  61,196

   Pioneer Small Cap Value VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.346                  42,069

   Pioneer Small Company VCT Portfolio --
   Class II Shares (6/03)....................................   2003        1.000           1.277                     576

   Pioneer Strategic Income VCT Portfolio --
   Class II Shares (5/03)....................................   2003        1.000           1.082                  91,426

   Pioneer Value VCT Portfolio -- Class II Shares (6/03).....   2003        1.000           1.184                  39,816

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (6/03)......................   2003        1.000           1.108                  88,478


                                      NOTES

Effective May 3, 2004, the Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund -- Class II shares changed its name to Salomon Brothers Variable Aggressive Growth Fund.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------
                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------
                     WAIVER OF WITHDRAWAL CHARGE FOR NURSING
             HOME CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70
                 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.


                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

       (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

       (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

       (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

       (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

       (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------
               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Accountants
                              Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.

Name:
             -------------------------------------------------------------------
Address:
             -------------------------------------------------------------------

             -------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19932                                                              May 3, 2004
                                                                   15423-00-0404

                            TRAVELERS LIFE & ANNUITY
                  PORTFOLIO ARCHITECT PLUS ANNUITY PROSPECTUS:

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                                 PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                        Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                         Total Return Portfolio -- Administrative Class
Money Market Portfolio                                                    PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                         Putnam VT Small Cap Value Fund -- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B                  SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                              All Cap Fund -- Class I
   Global Growth Fund -- Class 2 Shares                                      Investors Fund -- Class I
   Growth Fund -- Class 2 Shares                                             Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                                      Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                                        THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                                Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                             Disciplined Mid Cap Stock Portfolio
   Appreciation Portfolio -- Initial Shares                                  Equity Income Portfolio
   Developing Leaders Portfolio -- Initial Shares                            Federated High Yield Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                         Federated Stock Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                           Large Cap Portfolio
   Templeton Developing Markets Securities Fund -- Class 2 Shares            Lazard International Stock Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                       Merrill Lynch Large Cap Core Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                        MFS Emerging Growth Portfolio
GREENWICH STREET SERIES FUND                                                 MFS Mid Cap Growth Portfolio
   Equity Index Portfolio -- Class II Shares                                 MFS Value Portfolio
   Salomon Brothers Variable Aggressive Growth Fund -- Class I Shares(1)     Pioneer Fund Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I Shares          Social Awareness Stock Portfolio
JANUS ASPEN SERIES                                                           Travelers Quality Bond Portfolio
   Global Technology Portfolio -- Service Shares                             U.S. Government Securities Portfolio
LAZARD RETIREMENT SERIES, INC.                                            TRAVELERS SERIES FUND INC.
   Lazard Retirement Small Cap Portfolio                                     AIM Capital Appreciation Portfolio
LORD ABBETT SERIES FUND, INC.                                                MFS Total Return Portfolio
   Growth and Income Portfolio                                               Pioneer Strategic Income Portfolio(3)
   Mid-Cap Value Portfolio                                                   SB Adjustable Rate Income Portfolio - Class I
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                                    Strategic Equity Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III                 VAN KAMPEN LIFE INVESTMENT TRUST
   Merrill Lynch Small Cap Value V.I. Fund -- Class III                      Comstock Portfolio Class II Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                        VARIABLE INSURANCE PRODUCTS FUND II
   Oppenheimer Main Street Fund/VA -- Service Shares(2)                      Contrafund(R)Portfolio -- Service Class 2
                                                                          VARIABLE INSURANCE PRODUCTS FUND III
                                                                             Dynamic Capital Appreciation Portfolio -- Service Class
                                                                             Mid Cap Portfolio -- Service Class 2

----------
(1)  Formerly Salomon Brothers Variable Emerging Growth Fund
(2)  Formerly Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares
(3)  Formerly Putnam Diversified Income Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                         TABLE OF CONTENTS

Glossary...................................................   3       The Annuity Period.......................................  44
Summary....................................................   5          Maturity Date.........................................  44
Fee Table..................................................   9          Allocation of Annuity.................................  44
Condensed Financial Information............................  15          Variable Annuity......................................  44
The Annuity Contract.......................................  15          Fixed Annuity.........................................  45
   Contract Owner Inquiries................................  17       Payment Options..........................................  45
   Purchase Payments.......................................  17          Election of Options...................................  45
   Purchase Payment Credits................................  17          Annuity Options.......................................  45
   Accumulation Units......................................  18          Variable Liquidity Benefit............................  46
   The Variable Funding Options............................  18       Miscellaneous Contract Provisions........................  46
The Fixed Account..........................................  23          Right to Return.......................................  46
Charges and Deductions.....................................  23          Termination...........................................  47
   General.................................................  23          Required Reports......................................  47
   Withdrawal Charge.......................................  24          Suspension of Payments................................  47
   Free Withdrawal Allowance...............................  25       The Separate Accounts....................................  47
   Transfer Charge.........................................  25          Performance Information...............................  48
   Administrative Charges..................................  25       Federal Tax Considerations...............................  48
   Mortality and Expense Risk Charge.......................  25          General Taxation of Annuities.........................  48
   Variable Liquidity Benefit Charge.......................  26          Types of Contracts: Qualified and Non-qualified.......  48
   Enhanced Stepped-Up Provision Charge....................  26          Qualified Annuity Contracts...........................  48
   Guaranteed Minimum Withdrawal Benefit                                   Taxation of Qualified Annuity Contracts.............  49
     Charge................................................  26            Mandatory Distributions for Qualified Plans.........  49
   Guaranteed Minimum Accumulation Benefit                               Non-qualified Annuity Contracts.......................  49
     Charge................................................  26            Diversification Requirements for
   Variable Funding Option Expenses........................  26               Variable Annuities...............................  50
   Premium Tax.............................................  26            Ownership of the Investments........................  50
   Changes in Taxes Based upon                                             Taxation of Death Benefit Proceeds..................  50
     Premium or Value......................................  27          Other Tax Considerations..............................  50
Transfers..................................................  27            Treatment of Charges for Optional
   Dollar Cost Averaging...................................  28               Benefits.........................................  50
Access to Your Money.......................................  28            Penalty Tax for Premature Distribution..............  50
   Systematic Withdrawals..................................  29            Puerto Rico Tax Considerations......................  51
Ownership Provisions.......................................  29            Non-Resident Aliens.................................  51
   Types of Ownership......................................  29       Other Information........................................  51
     Contract Owner........................................  29          The Insurance Companies...............................  51
     Beneficiary...........................................  30          Financial Statements..................................  51
     Annuitant.............................................  30          Distribution of Variable Annuity Contracts............  51
Death Benefit..............................................  30          Conformity with State and Federal Laws................  53
   Death Proceeds before the Maturity Date.................  30          Voting Rights.........................................  53
   Enhanced Stepped-Up Provision...........................  32          Restrictions on Financial Transactions................  53
   Payment of Proceeds.....................................  33          Legal Proceedings and Opinions........................  53
   Spousal Contract Continuance............................  35       Appendix A: Condensed Financial Information
   Beneficiary Contract Continuance........................  35          for Travelers Insurance Company: Separate
   Planned Death Benefit...................................  35            Account Eleven......................................  A-1
   Death Proceeds after the Maturity Date..................  36       Appendix B: Condensed Financial Information
 Living Benefits...........................................  36          for Travelers Life and Annuity Company:
   Guaranteed Minimum Withdrawal Benefit...................  36            Separate Account Twelve.............................  B-1
   Guaranteed Minimum Accumulation Benefit.................  38       Appendix C: The Fixed Account............................  C-1
                                                                      Appendix D: Nursing Home Waiver .........................  D-1
                                                                      Appendix E: Contents of the Statement
                                                                         of Additional Information.............................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        PORTFOLIO ARCHITECT PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in Contract Year nine and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o PURCHASE PAYMENT CREDITS. If the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
================================================================================

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE................................................  8%(1)

     (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

     TRANSFER CHARGE..................................................  $10(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

     VARIABLE LIQUIDITY BENEFIT CHARGE................................  8%(3)
     (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................  $40(4)


----------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

        YEARS SINCE PURCHASE PAYMENT MADE              WITHDRAWAL CHARGE
-----------------------------------------------------------------------------
  GREATER THAN OR EQUAL TO       BUT LESS THAN
          0 years                   3 years                   8%
          3 years                   4 years                   7%
          4 years                   5 years                   6%
          5 years                   6 years                   5%
          6 years                   7 years                   4%
          7 years                   8 years                   3%
          8 years                   9 years                   2%
          9 years+                                            0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
-----------------------------------------------------------------------------
  GREATER THAN OR EQUAL TO       BUT LESS THAN
          0 years                   3 years                   8%
          3 years                   4 years                   7%
          4 years                   5 years                   6%
          5 years                   6 years                   5%
          6 years                   7 years                   4%
          7 years                   8 years                   3%
          8 years                   9 years                   2%
          9 years+                                            0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                       STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT      ROLL-UP DEATH BENEFIT
                                                     -------------------------- -------------------------  -------------------------
Mortality and Expense Risk Charge                              1.40%                      1.55%                      1.75%
Administrative Expense Charge                                  0.15%                      0.15%                      0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED                                     1.55%                      1.70%                      1.90%
Optional E.S.P. Charge                                         0.20%                      0.20%                      0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED                                                  1.75%                      1.90%                      2.10%
Optional GMAB Charge                                           0.50%                      0.50%                      0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB
ONLY SELECTED                                                  2.05%                      2.20%                      2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMAB SELECTED(5)                                           2.25%                      2.40%                      2.60%
Maximum Optional GMWB Charge                                   1.00%(6)                   1.00%(6)                   1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED                                                  2.55%                      2.70%                      2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED                                              2.75%                      2.90%                      3.10%

----------
(5)  GMAB and GMWB cannot both be elected.
(6)  The current charge for GMWB is 0.40%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM     MAXIMUM
                                                           ---------   ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.) ...   0.42%       4.73%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                                              DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                                 AND/OR                  TOTAL ANNUAL        WAIVER         ANNUAL
                                                MANAGEMENT   SERVICE(12b-1)     OTHER     OPERATING      AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                                    FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------                               ------------ ---------------- ---------- -------------- ----------------- -----------
Capital Appreciation Fund ....................     0.75%            --          0.07%        0.82%              --        0.82%(1)
High Yield Bond Trust ........................     0.52%            --          0.13%        0.65%              --        0.65%(2)
Managed Assets Trust .........................     0.50%            --          0.09%        0.59%              --        0.59%(1)
Money Market Portfolio .......................     0.32%            --          0.10%        0.42%              --        0.42%(3)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC
   AllianceBernstein Premier
     Growth Portfolio -- Class B* ............     1.00%          0.25%         0.05%        1.30%            0.25%       1.05%(4)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares* .....     0.66%          0.25%         0.04%        0.95%              --        0.95%
   Growth Fund -- Class 2 Shares* ............     0.37%          0.25%         0.02%        0.64%              --        0.64%
   Growth-Income Fund -- Class 2 Shares* .....     0.33%          0.25%         0.01%        0.59%              --        0.59%
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ..........................     0.75%            --          0.11%        0.86%              --        0.86%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares .............     0.75%            --          0.05%        0.80%              --        0.80%
   Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares .............     0.75%            --          0.07%        0.82%              --        0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund --
     Class 2 Shares* .........................     0.60%          0.25%         0.20%        1.05%              --        1.05%(6)
   Templeton Developing Markets
     Securities Fund -- Class 2 Shares* ......     1.25%          0.25%         0.30%        1.80%              --        1.80%
   Templeton Foreign Securities
     Fund -- Class 2 Shares* .................     0.69%          0.25%         0.22%        1.16%            0.04%       1.12%(7)
   Templeton Growth Securities
     Fund -- Class 2 Shares* .................     0.81%          0.25%         0.07%        1.13%              --        1.13%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares* ........................     0.31%          0.25%         0.04%        0.60%              --        0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares ..........................     0.95%            --          0.61%        1.56%              --        1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares ..........................     0.65%            --          0.62%        1.27%              --        1.27%
JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares*+ ....     0.65%          0.25%         0.02%        0.92%              --        0.92%
   Global Life Sciences Portfolio --
     Service Shares*+ ........................     0.65%          0.25%         0.32%        1.22%              --        1.22%
   Global Technology Portfolio --
     Service Shares* .........................     0.65%          0.25%         0.20%        1.10%              --        1.10%
   Worldwide Growth Portfolio --
     Service Shares*+ ........................     0.65%          0.25%         0.06%        0.96%              --        0.96%

                                                              DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                                 AND/OR                  TOTAL ANNUAL        WAIVER         ANNUAL
                                                MANAGEMENT   SERVICE(12b-1)     OTHER     OPERATING      AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                                    FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------                               ------------ ---------------- ---------- -------------- ----------------- -----------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio* ....     0.75%          0.25%         0.42%        1.42%            0.17%       1.25%(9)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio ...............     0.50%            --          0.35%        0.85%              --        0.85%
   Mid-Cap Value Portfolio ...................     0.75%            --          0.33%        1.08%              --        1.08%
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund -- Class III* ......     0.65%          0.25%         0.18%        1.08%              --        1.08%
   Merrill Lynch Small Cap Value
     V.I. Fund -- Class III* .................     0.75%          0.25%         0.08%        1.08%              --        1.08%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares* ..............     0.68%          0.25%         0.03%        0.96%              --        0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ...................     0.25%          0.15%         0.26%        0.66%            0.01%       0.65%(10)
   Total Return Portfolio --
     Administrative Class* ...................     0.25%          0.15%         0.26%        0.66%            0.01%       0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International Equity
     Fund -- Class IB Shares*+ ...............     0.77%          0.25%         0.22%        1.24%              --        1.24%(12)
   Putnam VT Small Cap Value Fund --
     Class IB Shares* ........................     0.80%          0.25%         0.12%        1.17%              --        1.17%(12)
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I ...................     0.85%            --          0.13%        0.98%              --        0.98%
   Investors Fund -- Class I .................     0.70%            --          0.12%        0.82%              --        0.82%
   Large Cap Growth Fund -- Class I ..........     0.75%            --          3.98%        4.73%              --           --(23)
   Small Cap Growth Fund -- Class I ..........     0.75%            --          0.51%        1.26%              --        1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio ..........     0.60%            --          0.18%        0.78%              --        0.78%(13)
   Disciplined Mid Cap Stock Portfolio .......     0.70%            --          0.12%        0.82%              --        0.82%(15)
   Equity Income Portfolio ...................     0.75%            --          0.12%        0.87%              --        0.87%(15)
   Federated High Yield Portfolio ............     0.65%            --          0.25%        0.90%              --        0.90%(15)
   Federated Stock Portfolio .................     0.63%            --          0.28%        0.91%              --        0.91%(15)
   Large Cap Portfolio .......................     0.75%            --          0.11%        0.86%              --        0.86%(15)
   Lazard International Stock Portfolio ......     0.83%            --          0.17%        1.00%              --        1.00%(1)
   Merrill Lynch Large Cap Core Portfolio ....     0.80%            --          0.19%        0.99%              --        0.99%(14)
   MFS Emerging Growth Portfolio .............     0.75%            --          0.14%        0.89%              --        0.89%(15)
   MFS Mid Cap Growth Portfolio ..............     0.80%            --          0.12%        0.92%              --        0.92%(14)
   MFS Value Portfolio .......................     0.75%            --          0.33%        1.08%              --           --(23)
   Pioneer Fund Portfolio ....................     0.72%            --          0.40%        1.12%              --        1.12%(16)
   Social Awareness Stock Portfolio ..........     0.62%            --          0.16%        0.78%              --        0.78%(1)
   Travelers Quality Bond Portfolio ..........     0.32%            --          0.11%        0.43%              --        0.43%(17)
   U.S. Government Securities Portfolio ......     0.32%            --          0.10%        0.42%              --        0.42%(1)

                                                              DISTRIBUTION                              CONTRACTUAL FEE   NET TOTAL
                                                                 AND/OR                  TOTAL ANNUAL        WAIVER         ANNUAL
                                                MANAGEMENT   SERVICE(12b-1)     OTHER     OPERATING      AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                                    FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------                               ------------ ---------------- ---------- -------------- ----------------- -----------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio ........     0.80%            --          0.05%        0.85%              --       0.85%
   MFS Total Return Portfolio ................     0.80%            --          0.02%        0.82%              --       0.82%
   Pioneer Strategic Income Portfolio ........     0.75%            --          0.25%        1.00%              --       1.00%
   SB Adjustable Rate Income
     Portfolio -- Class I* ...................     0.60%          0.25%         3.87%        4.72%            3.72%      1.00%(18)
   Strategic Equity Portfolio ................     0.80%            --          0.04%        0.84%              --       0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -- Class II Shares* ....     0.60%          0.25%         0.05%        0.90%              --       0.90%
   Enterprise Portfolio -- Class II Shares*+ .     0.50%          0.25%         0.14%        0.89%              --       --(19),(23)
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio --
     Service Class 2* ........................     0.58%          0.25%         0.10%        0.93%              --       --(20),(23)
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
     Portfolio -- Service Class 2* ...........     0.58%          0.25%         1.27%        2.10%              --       --(21),(23)
   Mid Cap Portfolio -- Service Class 2* .....     0.58%          0.25%         0.12%        0.95%              --       --(22),(23)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+    Closed to new investors.

NOTES

(1) Fund has a voluntary waiver of 1.25%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(3) Fund has a voluntary waiver of 0.40%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(10) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(11) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(13) Fund has a voluntary waiver of 0.80%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(14) Fund has a voluntary waiver of 1.00%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(15) Fund has a voluntary waiver of 0.95%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(17) Fund has a voluntary waiver of 0.75%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

(19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.

(22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                          VOLUNTARY FEE
                                                                                          WAIVER AND/OR
                                                                                             EXPENSE          NET TOTAL ANNUAL
     FUNDING OPTION                                                                       REIMBURSEMENT      OPERATING EXPENSES
     --------------                                                                     -----------------  ----------------------
     Salomon Brothers Variable Series Funds Inc: Large Cap Growth Fund -- Class I ......      3.73%                 1.00%
     The Travelers Series Trust: MFS Value Portfolio ...................................      0.08%                 1.00%
     Van Kampen Life Investment Trust: Enterprise Portfolio Class II Shares ............      0.04%                 0.85%
     Variable Insurance Products Fund II: Contrafund(R)Portfolio -- Service Class 2 ....      0.03%                 0.90%
     Variable Insurance Products Fund III : Dynamic Capital Appreciation
     Portfolio -- Service Class 2 ......................................................      0.95%                 1.15%
     Variable Insurance Products Fund III: Mid Cap Portfolio -- Service Class 2 ........      0.02%                 0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED                   IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN**
                                         -------------------------------------------     ------------------------------------------
FUNDING OPTION                           1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------                           ------     -------     -------     --------     ------    -------     -------     --------
Underlying Fund with Maximum Total
  Annual Operating Expenses ..........    1575        3060        4261        6827         775       2260        3661        6827

Underlying Fund with Minimum Total
  Annual Operating Expenses ..........    1158        1891        2444        3825         358       1091        1844        3825


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum
Withdrawal Benefit (assuming the current charge applies).

                                                IF CONTRACT IS SURRENDERED                   IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN**
                                         -------------------------------------------     ------------------------------------------
FUNDING OPTION                           1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------                           ------     -------     -------     --------     ------    -------     -------     --------
Underlying Fund with Maximum Total
  Annual Operating Expenses ..........    1519        2907        4033        6495         719       2107        3433        6495

Underlying Fund with Minimum Total
  Annual Operating Expenses ..........    1099        1715        2156        3278         299        915        1556        3278


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum
Accumulation Benefit.

                                                IF CONTRACT IS SURRENDERED                   IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN                 ANNUITIZED AT THE END OF PERIOD SHOWN
                                         -------------------------------------------     ------------------------------------------
FUNDING OPTION                           1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------                           ------     -------     -------     --------     ------    -------     -------     --------
Underlying Fund with Maximum Total
  Annual Operating Expenses ..........    1528        2933        4072        6552         728       2133        3472        6552

Underlying Fund with Minimum Total
  Annual Operating Expenses ..........    1109        1744        2205        3372         309        944        1605        3372

                         CONDENSED FINANCIAL INFORMATION
================================================================================

See Appendices A and B.

                              THE ANNUITY CONTRACT
================================================================================

Travelers Life & Annuity Portfolio Architect Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access you Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 76 on the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                MAXIMUM AGE BASED ON THE OLDER
                                                  OF THE OWNER AND ANNUITANT
        DEATH BENEFIT/OPTIONAL FEATURE               ON THE CONTRACT DATE
     --------------------------------------    ---------------------------------

     Standard Death Benefit                                   80

     Annual Step Up Death Benefit                             79

     Roll-Up Death Benefit                                    75

     Enhanced Stepped-Up Provision (E.S.P)                    75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

     (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.
                                                                                       ("Janus Capital")

High Yield Bond Trust                      Seeks high current income. The Fund         TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short-term money market
                                           instruments.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2           Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                                normally invests in common stocks of        Co.("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2           Seeks capital appreciation and income.      CRM
     Shares                                The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long-term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio --             consistent with the preservation of         ("Dreyfus")
     Initial Shares                        capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities Fund --    Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Class 2 Shares                        Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund        Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 2 Shares                     Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --               Seeks investment results that, before       TIMCO
     Class II Shares                       expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund --             normally invests in common stocks of        ("SBAM")
     Class I Shares                        companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets
                                           may also be invested in small to
                                           medium sized companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital          SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares+   Seeks long term capital growth,             Janus Capital Management LLC
                                           consistent with preservation of             ("Janus Capital")
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital
                                           TAMIC appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: Travelers Investment
                                           securities of companies with mid-size       Management Company ("TIMCO")
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company (`Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity
                                           Subadviser: Federated Equity
                                           securities that are selected on the
                                           Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock
                                           Subadviser: Massachusetts and related
                                           securities of emerging Financial
                                           Services ("MFS") growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in
                                           Subadviser: Pioneer Investment equity
                                           securities that are carefully
                                           Management Inc. selected, reasonably
                                           priced securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment             ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain
                                           investment criteria and social
                                           criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in investment-
                                           grade bonds and debt securities.

   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser:  AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

                 FUNDING                                 INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------- --------------------------------------
   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam Investment
                                           normally invests in debt securities of      Management, Inc.
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio - Class I                   the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate
                                           securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service       Seeks long-term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

----------
+    Closed to new investors.


                                  FIXED ACCOUNT
================================================================================

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.


                             CHARGES AND DEDUCTIONS
================================================================================

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

            YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
     ------------------------------------------------  -------------------
      GREATER THAN OR EQUAL TO         BUT LESS THAN
              0 years                     3 years               8%
              3 years                     4 years               7%
              4 years                     5 years               6%
              5 years                     6 years               5%
              6 years                     7 years               4%
              7 years                     8 years               3%
              8 years                     9 years               2%
              9 years+                                          0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

     o    under the Managed Distribution Program or

     o under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
     ------------------------------------------------  -------------------
      GREATER THAN OR EQUAL TO         BUT LESS THAN
              0 years                     3 years               8%
              3 years                     4 years               7%
              4 years                     5 years               6%
              5 years                     6 years               5%
              6 years                     7 years               4%
              7 years                     8 years               3%
              8 years                     9 years               2%
              9 years+                                          0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Variable Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
================================================================================

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

          o    the dollar amount you request to transfer;

          o the number of transfers you made within the previous three months;

          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

          o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

          o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

          o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
================================================================================

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a

Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
================================================================================

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
================================================================================

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     o    Standard Death Benefit

     o    Annual Step-Up Death Benefit

     o    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below or*

     (3)  the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

-------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies before age 80, the death
benefit will be the greatest of:                       o  the Contract Value on the Death Report Date;
                                                       o  your Adjusted Purchase Payment, described below*;
                                                       o  the Step-Up Value, if any, described below, or
                                                       o  the Roll-Up Death Benefit Value, described below

-------------------------------------------------------------------------------------------------------------------------
If the Annuitant dies on or after age 80, the
death benefit will be the greatest of:                 o  the Contract Value on the Death Report Date;

                                                       o  your Adjusted Purchase Payment, described below*;

                                                       o  the Step-Up Value, if any, as described below, or

                                                       o  the Roll-Up Death Benefit Value, described below, on the
                                                          Annuitant's 80th birthday, plus any additional Purchase
                                                          Payments and minus any partial surrender reductions (as
                                                          described below) that occur after the Annuitant's 80th birthday

-------------------------------------------------------------------------------------------------------------------------

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

        50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

        50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Standard, Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

        50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

        50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                               NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 YES (DEATH OF
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is
                                       owner.                                                                 treated as death
                                                                                                              of the owner in
                                                                                                              these circumstances.)
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------


                                                        QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
================================================================================

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include Purchase Payment Credits. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000, and a withdrawal of $10,000 is taken in Contract Year two:

------------------- ------------------------------------------------------ ---------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------- ------------------------------------------------------ ---------------------------------------------------
                    CONTRACT                                               CONTRACT
                      VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
VALUES AS OF
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CONTRACT DATE        $104,500         $100,000              $5,000          $104,500         $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO    $120,175         $100,000              $5,000          $88,825          $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY                           $91,679               $4,584                           $88,742              $4,437
AFTER
WITHDRAWAL,                     [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
CONTRACT YEAR TWO    $110,175    x 10,000/120,175)]    x 10,000/120,175)]   $78,825      x 10,000/88,825)]   x 10,000/88,825)]
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)           $10,000           $8,321                $416           $10,000          $11,258               $563
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                              EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
                     ==========================================================================================================
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $104,500          $100,000      Not Applicable       $104,500          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $120,175          $100,000         $100,000          $88,825           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                                $0(1)                                              $11,175(2)
===============================================================================================================================

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2)  If your Contract Value on the GMAB Rider Maturity Date is less than the
     Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000
Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                                   EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT
                     ==========================================================================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
==================== ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $104,500          $100,000         $100,000          $104,500          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,450          $10,000          $110,000          $130,450          $10,000           $100,000
===============================================================================================================================

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                        EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
                             ==================================================================================================
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $120,175          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                      10,000/120,175]
WITHDRAWAL                    $110,175          $90,000               $10,00               $8,321                $10,000
===============================================================================================================================
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $88,825          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY                                                                        [100,000 x
FOLLOWING PARTIAL                                                                       10,000/88,825]
WITHDRAWAL                     $78,825          $88,742               $10,000              $11,258               $11,258
===============================================================================================================================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                    CLASS B SUBACCOUNTS/
                                                                                                  UNDERLYING FUNDS
Capital Appreciation Fund                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC.     High Yield Bond Trust
Managed Assets Trust                              Merrill Lynch Global Allocation V.I.          Money Market Portfolio (Travelers)
ALLIANCEBERNSTEIN VARIABLE PRODUCT                  Fund -- Class III Shares                    PIMCO VARIABLE INSURANCE TRUST
  SERIES FUND, INC.                               Merrill Lynch Small Cap Value V.I. Fund --    Real Return
AllianceBernstein Premier Growth                    Class III Shares                            Portfolio -- Administrative Class
  Portfolio -- Class B                            OPPENHEIMER VARIABLE ACCOUNT FUNDS              Total Return
AMERICAN FUNDS INSURANCE SERIES                   Oppenheimer Main Street Fund/VA --            Portfolio -- Administrative Class
Global Growth Fund -- Class 2 Shares                Service Shares                              THE TRAVELERS SERIES TRUST
Growth Fund -- Class 2 Shares                     PUTNAM VARIABLE TRUST                         Federated High Yield Portfolio
Growth -- Income Fund -- Class 2 Shares           Putnam VT Small Cap Value Fund --             Pioneer Strategic Income Portfolio
DELAWARE VIP TRUST                                  Class IB Shares                             Travelers Quality Bond Portfolio
Delaware VIP REIT Series -- Standard Class        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.   U.S. Government Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                  All Cap Fund -- Class I                       TRAVELERS SERIES FUND INC.
Appreciation Portfolio -- Initial Shares          Investors Fund -- Class I                     SB Adjustable Rate Income
Developing Leaders Portfolio -- Initial Shares    Large Cap Growth Fund -- Class I                Portfolio -- Class I Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE             Small Cap Growth Fund -- Class I
  PRODUCTS TRUST                                  THE TRAVELERS SERIES TRUST
Mutual Shares Securities Fund -- Class 2 Shares   Convertible Securities Portfolio
Templeton Developing Markets                      Disciplined Mid Cap Stock Portfolio
Securities Fund -- Class 2 Shares                 Equity Income Portfolio
Templeton Foreign Securities Fund -- Class 2      Federated Stock Portfolio
Templeton Growth Securities Fund --               Large Cap Portfolio
  Class 2 Shares                                  Lazard International Stock Portfolio
GREENWICH STREET SERIES FUND                      MFS Emerging Growth Portfolio
Equity Index Portfolio -- Class II Shares         MFS Mid Cap Growth Portfolio
Salomon Brothers Variable Aggressive              MFS Value Portfolio
Growth Fund -- Class I Shares                     Merrill Lynch Large Cap Core Portfolio
Salomon Brothers Variable Growth &                Pioneer Fund Portfolio
Income Fund -- Class I Shares                     TRAVELERS SERIES FUND INC.
JANUS ASPEN SERIES                                AIM Capital Appreciation Portfolio
Global Technology Portfolio -- Service Shares     Strategic Equity Portfolio
LAZARD RETIREMENT SERIES, INC.                    MFS Total Return Portfolio
Lazard Retirement Small Cap Portfolio             Social Awareness Stock Portfolio
LORD ABBETT SERIES FUND, INC.                     VAN KAMPEN LIFE INVESTMENT TRUST
Growth and Income Portfolio                       Comstock Portfolio Class II Shares
Mid-Cap Value Portfolio                           VARIABLE INSURANCE PRODUCTS FUND II
                                                  Contrafund(R)Portfolio-Service Class 2
                                                  VARIABLE INSURANCE PRODUCTS FUND III
                                                  Dynamic Capital Appreciation
                                                  Portfolio -- Service Class 2
                                                  Mid Cap Portfolio -- Service Class 2


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
================================================================================

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for nonqualified contracts and the Annuitant's 70th birthday for qualified contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

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


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
================================================================================

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
================================================================================

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
================================================================================

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
================================================================================

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the

Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
================================================================================

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the

New York Attorney General regarding market timing and late trading. In
March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
================================================================================

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
Capital Appreciation Fund (8/03) ......................................   2003        1.000           1.217                6,582

   Money Market Portfolio (8/03) ......................................   2003        1.000           0.994               91,318

AllianceBernstein Variable Product Series Fund, Inc. ..................
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03) .......   2003        1.000           1.146                6,742

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.320               13,590

   Growth Fund -- Class 2 Shares (6/03) ...............................   2003        1.000           1.259               82,410

   Growth-Income Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.257               93,416

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/03) ..................   2003        1.000           1.264               19,257

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial Shares (7/03) ........   2003        1.000           1.171                   --

   Dreyfus VIF Developing Leaders Portfolio -- Initial Shares (7/03) ..   2003        1.000           1.285               28,529

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03) .............   2003        1.000           1.207               27,469

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (8/03) ......................................................   2003        1.000           1.479                5,154

   Templeton Growth Securities Fund -- Class 2 Shares (8/03) ..........   2003        1.000           1.328               47,400

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) ...................   2003        1.000           1.212               38,999

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (8/03) ..............................................   2003        1.000           1.274               76,702

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (10/03) .............................................   2003        1.000           1.229               15,280

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03) ........................   2003        1.000           1.094                   --

   Global Life Sciences Portfolio -- Service Shares (8/03) ............   2003        1.000           1.192                6,687

   Global Technology Portfolio -- Service Shares (8/03) ...............   2003        1.000           1.386                5,755

   Worldwide Growth Portfolio -- Service Shares (8/03) ................   2003        1.000           1.254                6,521

Lazard Retirement Series, Inc. ........................................
   Lazard Retirement Small Cap Portfolio (8/03) .......................   2003        1.000           1.334                6,091

Lord Abbett Series Fund, Inc. .........................................
   Growth and Income Portfolio (8/03) .................................   2003        1.000           1.243               15,890

   Mid-Cap Value Portfolio (6/03) .....................................   2003        1.000           1.258                   --

Merrill Lynch Variable Series Funds, Inc. .............................
   Merrill Lynch Global Allocation V.I. Fund -- Class III (1/00) ......   2003        1.000           1.079                   --

   Merrill Lynch Small Cap Value V.I. Fund -- Class III (1/04) ........   2003        1.000           1.072                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) ...............   2003        1.000           1.047               30,865

   Total Return Portfolio -- Administrative Class (6/03) ..............   2003        1.000           1.013              126,742

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (9/03) ......   2003        1.000           1.294                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) ...........   2003        1.000           1.430                5,544

Salomon Brothers Variable Series Funds Inc. ...........................
   All Cap Fund -- Class I (6/03) .....................................   2003        1.000           1.311               89,357

   Investors Fund -- Class I (8/03) ...................................   2003        1.000           1.274               17,120

   Large Cap Growth Fund -- Class I (8/03) ............................   2003        1.000           1.308               67,278

   Small Cap Growth Fund -- Class I (7/03) ............................   2003        1.000           1.430               36,673

The Travelers Series Trust
   Convertible Securities Portfolio (9/03) ............................   2003        1.000           1.141               25,027

   Disciplined Mid Cap Stock Portfolio (8/03) .........................   2003        1.000           1.300               48,134

   Equity Income Portfolio (9/03) .....................................   2003        1.000           1.235               43,114

   Federated High Yield Portfolio (7/03) ..............................   2003        1.000           1.109               79,698

   Federated Stock Portfolio (10/03) ..................................   2003        1.000           1.251                   --

   Large Cap Portfolio (11/03) ........................................   2003        1.000           1.189                   --

   Lazard International Stock Portfolio (8/03) ........................   2003        1.000           1.266                   --

   Merrill Lynch Large Cap Core Portfolio (6/03) ......................   2003        1.000           1.161                   --

   MFS Emerging Growth Portfolio (10/03) ..............................   2003        1.000           1.197                  933

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   MFS Mid Cap Growth Portfolio (6/03) ................................   2003        1.000           1.282               20,755

   Pioneer Fund Portfolio (6/03) ......................................   2003        1.000           1.192                  961

   Travelers Quality Bond Portfolio (6/03) ............................   2003        1.000           1.015               82,924

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03) ..........................   2003        1.000           1.226               27,619

   MFS Total Return Portfolio (6/03) ..................................   2003        1.000           1.126               56,519

   SB Adjustable Rate Income Portfolio -- Class I Shares (11/03) ......   2003        1.000           0.999               11,021

   Strategic Equity Portfolio (8/03) ..................................   2003        1.000           1.229               21,722

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .......................   2003        1.000           1.261                   --

   Enterprise Portfolio -- Class II Shares (10/03) ....................   2003        1.000           1.188                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03) ...................   2003        1.000           1.240                7,398

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/03) .....................................................   2003        1.000           1.185                6,599

   Mid Cap Portfolio -- Service Class 2 (9/03) ........................   2003        1.000           1.411               30,189

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Capital Appreciation Fund (8/03) ...................................   2003        1.000           1.209                   --

   Money Market Portfolio (8/03) ......................................   2003        1.000           0.988                   --

AllianceBernstein Variable Product Series Fund, Inc. ..................
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03) .......   2003        1.000           1.139                6,103

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.312                   --

   Growth Fund -- Class 2 Shares (6/03) ...............................   2003        1.000           1.251                9,502

   Growth-Income Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.249                9,680

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/03) ..................   2003        1.000           1.256                   --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial Shares (7/03) ........   2003        1.000           1.164                   --

   Dreyfus VIF Developing Leaders Portfolio -- Initial Shares (7/03) ..   2003        1.000           1.276                8,717

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03) .............   2003        1.000           1.200                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (8/03) ......................................................   2003        1.000           1.470                   --

   Templeton Growth Securities Fund -- Class 2 Shares (8/03) ..........   2003        1.000           1.319                4,120

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) ...................   2003        1.000           1.204                   --

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (8/03) ..............................................   2003        1.000           1.265                9,392

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (10/03) .............................................   2003        1.000           1.221                   --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03) ........................   2003        1.000           1.088                   --

   Global Life Sciences Portfolio -- Service Shares (8/03) ............   2003        1.000           1.184                   --

   Global Technology Portfolio -- Service Shares (8/03) ...............   2003        1.000           1.377                   --

   Worldwide Growth Portfolio -- Service Shares (8/03) ................   2003        1.000           1.246                   --

Lazard Retirement Series, Inc. ........................................
   Lazard Retirement Small Cap Portfolio (8/03) .......................   2003        1.000           1.326                   --

Lord Abbett Series Fund, Inc. .........................................
   Growth and Income Portfolio (8/03) .................................   2003        1.000           1.235                   --

   Mid-Cap Value Portfolio (6/03) .....................................   2003        1.000           1.250                   --

Merrill Lynch Variable Series Funds, Inc. .............................
   Merrill Lynch Global Allocation V.I. Fund -- Class III (1/00) ......   2003        1.000           1.078                   --

   Merrill Lynch Small Cap Value V.I. Fund -- Class III (1/04) ........   2003        1.000           1.071                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) ...............   2003        1.000           1.040                   --

   Total Return Portfolio -- Administrative Class (6/03) ..............   2003        1.000           1.007                5,843

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (9/03) ......   2003        1.000           1.285                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/03) ...........   2003        1.000           1.421                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .....................................   2003        1.000           1.302                5,619

   Investors Fund -- Class I (8/03) ...................................   2003        1.000           1.266                5,804

   Large Cap Growth Fund -- Class I (8/03) ............................   2003        1.000           1.300                   --

   Small Cap Growth Fund -- Class I (7/03) ............................   2003        1.000           1.421                   --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03) ............................   2003        1.000           1.134               31,053

   Disciplined Mid Cap Stock Portfolio (8/03) .........................   2003        1.000           1.291                   --

   Equity Income Portfolio (9/03) .....................................   2003        1.000           1.227                   --

   Federated High Yield Portfolio (7/03) ..............................   2003        1.000           1.102                   --

   Federated Stock Portfolio (10/03) ..................................   2003        1.000           1.243                5,991

   Large Cap Portfolio (11/03) ........................................   2003        1.000           1.181                   --

   Lazard International Stock Portfolio (8/03) ........................   2003        1.000           1.258                   --

   Merrill Lynch Large Cap Core Portfolio (6/03) ......................   2003        1.000           1.154                   --

   MFS Emerging Growth Portfolio (10/03) ..............................   2003        1.000           1.189                   --

   MFS Mid Cap Growth Portfolio (6/03) ................................   2003        1.000           1.274                   --

   Pioneer Fund Portfolio (6/03) ......................................   2003        1.000           1.184                   --

   Travelers Quality Bond Portfolio (6/03) ............................   2003        1.000           1.009                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03) ..........................   2003        1.000           1.218                   --

   MFS Total Return Portfolio (6/03) ..................................   2003        1.000           1.119                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   SB Adjustable Rate Income Portfolio -- Class I Shares (11/03) ......   2003        1.000           0.996                   --

   Strategic Equity Portfolio (8/03) ..................................   2003        1.000           1.221                   --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .......................   2003        1.000           1.253                   --

   Enterprise Portfolio -- Class II Shares (10/03) ....................   2003        1.000           1.180                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03) ...................   2003        1.000           1.232                   --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (7/03) ...   2003        1.000           1.178                   --

   Mid Cap Portfolio -- Service Class 2 (9/03) ........................   2003        1.000           1.402                5,335


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
================================================================================

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Capital Appreciation Fund (6/03) ...................................   2003        1.000           1.217               43,045

   Money Market Portfolio (5/03) ......................................   2003        1.000           0.994            2,282,924

AllianceBernstein Variable Product Series Fund, Inc. ..................
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03) .......   2003        1.000           1.146               16,053

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.320              107,147

   Growth Fund -- Class 2 Shares (5/03) ...............................   2003        1.000           1.259              362,594

   Growth-Income Fund -- Class 2 Shares (5/03) ........................   2003        1.000           1.257              507,723

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ..................   2003        1.000           1.264              214,026

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial Shares (5/03) ........   2003        1.000           1.171               94,211

   Dreyfus VIF Developing Leaders Portfolio -- Initial Shares (5/03) ..   2003        1.000           1.285              126,524

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) .............   2003        1.000           1.207                7,338

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/03) ......................................................   2003        1.000           1.479               25,292

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ..........   2003        1.000           1.328              207,543

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) ...................   2003        1.000           1.212              264,893

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (6/03) ..............................................   2003        1.000           1.274              217,388

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (7/03) ..............................................   2003        1.000           1.229               13,315

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03) ........................   2003        1.000           1.094               70,254

   Global Life Sciences Portfolio -- Service Shares (5/03) ............   2003        1.000           1.192               16,753

   Global Technology Portfolio -- Service Shares (5/03) ...............   2003        1.000           1.386                5,819

   Worldwide Growth Portfolio -- Service Shares (6/03) ................   2003        1.000           1.254                7,230

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03) .......................   2003        1.000           1.334               46,626

Lord Abbett Series Fund, Inc. .........................................
   Growth and Income Portfolio (6/03) .................................   2003        1.000           1.243               22,147

   Mid-Cap Value Portfolio (5/03) .....................................   2003        1.000           1.258               39,701

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (1/00) ......   2003        1.000           1.079                   --

   Merrill Lynch Small Cap Value V.I. Fund -- Class III (1/04) ........   2003        1.000           1.072                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) ...............   2003        1.000           1.047              107,358

   Total Return Portfolio -- Administrative Class (5/03) ..............   2003        1.000           1.013              537,429

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03) ......   2003        1.000           1.294               15,582

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/03) ...........   2003        1.000           1.430              221,355

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .....................................   2003        1.000           1.311              118,693

   Investors Fund -- Class I (6/03) ...................................   2003        1.000           1.274               79,932

   Large Cap Growth Fund -- Class I (6/03) ............................   2003        1.000           1.308               83,812

   Small Cap Growth Fund -- Class I (6/03) ............................   2003        1.000           1.430               90,128

The Travelers Series Trust
   Convertible Securities Portfolio (6/03) ............................   2003        1.000           1.141               78,242

   Disciplined Mid Cap Stock Portfolio (6/03) .........................   2003        1.000           1.300              126,191

   Equity Income Portfolio (5/03) .....................................   2003        1.000           1.235              152,992

   Federated High Yield Portfolio (5/03) ..............................   2003        1.000           1.109              198,335

   Federated Stock Portfolio (6/03) ...................................   2003        1.000           1.251                2,080

   Large Cap Portfolio (6/03) .........................................   2003        1.000           1.189              161,977

   Lazard International Stock Portfolio (6/03) ........................   2003        1.000           1.266               38,252

   Merrill Lynch Large Cap Core Portfolio (6/03) ......................   2003        1.000           1.161               31,020

   MFS Emerging Growth Portfolio (6/03) ...............................   2003        1.000           1.197               29,652

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   MFS Mid Cap Growth Portfolio (6/03) ................................   2003        1.000           1.282               41,032

   Pioneer Fund Portfolio (6/03) ......................................   2003        1.000           1.192                   --

   Travelers Quality Bond Portfolio (5/03) ............................   2003        1.000           1.015              710,242

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03) ..........................   2003        1.000           1.226               63,002

   MFS Total Return Portfolio (5/03) ..................................   2003        1.000           1.126              279,557

   SB Adjustable Rate Income Portfolio -- Class I Shares (11/03) ......   2003        1.000           0.999                5,007

   Strategic Equity Portfolio (6/03) ..................................   2003        1.000           1.229               79,991

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .......................   2003        1.000           1.261              121,041

   Enterprise Portfolio -- Class II Shares (6/03) .....................   2003        1.000           1.188                1,155

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03) ...................   2003        1.000           1.240               90,383

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/03) .....................................................   2003        1.000           1.185               22,272

   Mid Cap Portfolio -- Service Class 2 (5/03) ........................   2003        1.000           1.411              178,932

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Capital Appreciation Fund (6/03) ...................................   2003        1.000           1.209                   --

   Money Market Portfolio (5/03) ......................................   2003        1.000           0.988               12,446

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -- Class B (6/03) .......   2003        1.000           1.139                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (6/03) ........................   2003        1.000           1.312                   --

   Growth Fund -- Class 2 Shares (5/03) ...............................   2003        1.000           1.251               34,401

   Growth-Income Fund -- Class 2 Shares (5/03) ........................   2003        1.000           1.249               33,891

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/03) ..................   2003        1.000           1.256                2,444

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial Shares (5/03) ........   2003        1.000           1.164                   --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (5/03) ......................................................   2003        1.000           1.276                7,737

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (6/03) .............   2003        1.000           1.200               52,522

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/03) ......................................................   2003        1.000           1.470                   --

   Templeton Growth Securities Fund -- Class 2 Shares (6/03) ..........   2003        1.000           1.319                8,733

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03) ...................   2003        1.000           1.204               10,053

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (6/03) ..............................................   2003        1.000           1.265                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (7/03) ..............................................   2003        1.000           1.221                   --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (6/03) ........................   2003        1.000           1.088                5,964

   Global Life Sciences Portfolio -- Service Shares (5/03) ............   2003        1.000           1.184                   --

   Global Technology Portfolio -- Service Shares (5/03) ...............   2003        1.000           1.377                   --

   Worldwide Growth Portfolio -- Service Shares (6/03) ................   2003        1.000           1.246                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03) .......................   2003        1.000           1.326               11,508

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03) .................................   2003        1.000           1.235                4,584

   Mid-Cap Value Portfolio (5/03) .....................................   2003        1.000           1.250               11,714

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -- Class III (1/00) ......   2003        1.000           1.078                   --

   Merrill Lynch Small Cap Value V.I. Fund -- Class III (1/04) ........   2003        1.000           1.071                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/03) ...............   2003        1.000           1.040                   --

   Total Return Portfolio -- Administrative Class (5/03) ..............   2003        1.000           1.007               38,539

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares (5/03) ......   2003        1.000           1.285                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/03) ...........   2003        1.000           1.421                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/03) .....................................   2003        1.000           1.302                   --

   Investors Fund -- Class I (6/03) ...................................   2003        1.000           1.266                   --

   Large Cap Growth Fund -- Class I (6/03) ............................   2003        1.000           1.300                5,029

   Small Cap Growth Fund -- Class I (6/03) ............................   2003        1.000           1.421                   --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03) ............................   2003        1.000           1.134                   --

   Disciplined Mid Cap Stock Portfolio (6/03) .........................   2003        1.000           1.291                   --

   Equity Income Portfolio (5/03) .....................................   2003        1.000           1.227                   --

   Federated High Yield Portfolio (5/03) ..............................   2003        1.000           1.102                   --

   Federated Stock Portfolio (6/03) ...................................   2003        1.000           1.243                   --

   Large Cap Portfolio (6/03) .........................................   2003        1.000           1.181                   --

   Lazard International Stock Portfolio (6/03) ........................   2003        1.000           1.258                   --

   Merrill Lynch Large Cap Core Portfolio (6/03) ......................   2003        1.000           1.154                   --

   MFS Emerging Growth Portfolio (6/03) ...............................   2003        1.000           1.189                   --

   MFS Mid Cap Growth Portfolio (6/03) ................................   2003        1.000           1.274                5,805

   Pioneer Fund Portfolio (6/03) ......................................   2003        1.000           1.184                4,732

   Travelers Quality Bond Portfolio (5/03) ............................   2003        1.000           1.009                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03) ..........................   2003        1.000           1.218                5,362

   MFS Total Return Portfolio (5/03) ..................................   2003        1.000           1.119               14,792

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                    NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR         END OF YEAR      END OF YEAR
--------------                                                           ------  --------------  ---------------  ----------------
   SB Adjustable Rate Income Portfolio -- Class I Shares (11/03) ......   2003        1.000           0.996                   --

   Strategic Equity Portfolio (6/03) ..................................   2003        1.000           1.221                   --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03) .......................   2003        1.000           1.253                5,339

   Enterprise Portfolio -- Class II Shares (6/03) .....................   2003        1.000           1.180                2,775

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03) ...................   2003        1.000           1.232                8,342

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service Class 2 (7/03) ...   2003        1.000           1.178                   --

   Mid Cap Portfolio -- Service Class 2 (5/03) ........................   2003        1.000           1.402                2,722


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
================================================================================

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
================================================================================

                  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME
              CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR
                  YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
================================================================================

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-19952                                                              May 3, 2004

                  SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS:
               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

This prospectus describes SCUDDER ADVOCATE REWARDS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

CREDIT SUISSE TRUST                                                  Scudder High Income Portfolio -- Class B
  Emerging Markets Portfolio                                         Scudder Income & Growth Strategy Portfolio -- Class B
  Global Post-Venture Capital Portfolio                              Scudder International Select Equity Portfolio -- Class B
DREYFUS INVESTMENT PORTFOLIO                                         Scudder Large Cap Value Portfolio -- Class B(2)
  Dreyfus MidCap Stock Portfolio -- Service Shares                   Scudder Money Market Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                       Scudder Small Cap Growth Portfolio -- Class B
  Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares   Scudder Strategic Income Portfolio -- Class B
INVESCO VARIABLE INVESTMENT FUNDS, INC.                              Scudder Technology Growth Portfolio -- Class B
  INVESCO VIF -- Utilities Fund                                      Scudder Total Return Portfolio -- Class B
SCUDDER VARIABLE SERIES I                                            SVS Davis Venture Value Portfolio -- Class B
  21st Century Growth Portfolio -- Class B                           SVS Dreman Financial Services Portfolio -- Class B
  Capital Growth Portfolio -- Class B                                SVS Dreman High Return Equity Portfolio -- Class B
  Global Discovery Portfolio -- Class B                              SVS Dreman Small Cap Value Portfolio -- Class B
  Growth & Income Portfolio -- Class B                               SVS Eagle Focused Large Cap Growth Portfolio -- Class B
  Health Sciences Portfolio -- Class B                               SVS Focus Value & Growth Portfolio -- Class B
  International Portfolio -- Class B                                 SVS Index 500 Portfolio -- Class B
SCUDDER VARIABLE SERIES II                                           SVS INVESCO Dynamic Growth Portfolio -- Class B
  Scudder Aggressive Growth Portfolio -- Class B                     SVS Janus Growth And Income Portfolio -- Class B
  Scudder Blue Chip Portfolio -- Class B                             SVS Janus Growth Opportunites Portfolio -- Class B
  Scudder Conservative Income Strategy Portfolio -- Class B          SVS MFS Strategic Value Portfolio -- Class B
  Scudder Fixed Income Portfolio -- Class B                          SVS Oak Strategic Equity Portfolio -- Class B
  Scudder Global Blue Chip Portfolio -- Class B                      SVS Turner Mid Cap Growth Portfolio -- Class B
  Scudder Government & Agency Securities Portfolio -- Class B(1)   SCUDDER VIT FUNDS
  Scudder Growth & Income Strategy Portfolio -- Class B              Scudder Real Estate Securities Portfolio -- Class B
  Scudder Growth Portfolio -- Class B                              THE ALGER AMERICAN FUND
  Scudder Growth Strategy Portfolio -- Class B                       Alger American Balanced Portfolio -- Class S Shares
                                                                     Alger American Leveraged AllCap Portfolio -- Class S Shares

--------------
(1)  Formerly Scudder US Mortgage Securities Portfolio -- Class B

(2)  Formerly Scudder Contrarian Value Portfolio -- Class B

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS


Glossary............................................   3      The Annuity Period....................................   43
Summary.............................................   5         Maturity Date......................................   43
Fee Table...........................................   9         Allocation of Annuity..............................   43
Condensed Financial Information.....................  15         Variable Annuity...................................   43
The Annuity Contract................................  15         Fixed Annuity......................................   44
   Contract Owner Inquiries.........................  16      Payment Options.......................................   44
   Purchase Payments................................  16         Election of Options................................   44
   Purchase Payment Credits.........................  16         Annuity Options....................................   44
   Accumulation Units...............................  17         Variable Liquidity Benefit.........................   45
   The Variable Funding Options.....................  17      Miscellaneous Contract Provisions.....................   45
The Fixed Account...................................  23         Right to Return....................................   45
Charges and Deductions..............................  23         Termination........................................   45
   General..........................................  23         Required Reports...................................   46
   Withdrawal Charge................................  24         Suspension of Payments.............................   46
   Free Withdrawal Allowance........................  24      The Separate Accounts.................................   46
   Transfer Charge..................................  24         Performance Information............................   46
   Administrative Charges...........................  24      Federal Tax Considerations............................   47
   Mortality and Expense Risk Charge................  25         General Taxation of Annuities......................   47
   Variable Liquidity Benefit Charge................  25         Types of Contracts: Qualified and Non-qualified....   47
   Enhanced Stepped-Up Provision Charge.............  25         Qualified Annuity Contracts........................   47
   Guaranteed Income Solution Benefit                              Taxation of Qualified Annuity Contracts..........   47
    Charge..........................................  25           Mandatory Distributions for Qualified Plans......   48
   Guaranteed Minimum Accumulation Benefit                       Non-qualified Annuity Contracts....................   48
    Charge..........................................  26           Diversification Requirements for
   Variable Funding Option Expenses.................  26             Variable Annuities.............................   49
   Premium Tax......................................  26           Ownership of the Investments.....................   49
   Changes in Taxes Based upon                                     Taxation of Death Benefit Proceeds...............   49
     Premium or Value...............................  26         Other Tax Considerations...........................   49
Transfers...........................................  26           Treatment of Charges for Optional
   Dollar Cost Averaging............................  27             Death Benefits.................................   49
Access to Your Money................................  28           Penalty Tax for Premature Distribution...........   49
   Systematic Withdrawals...........................  28           Puerto Rico Tax Considerations...................   49
Ownership Provisions................................  29           Non-Resident Aliens..............................   50
   Types of Ownership...............................  29      Other Information.....................................   50
     Contract Owner.................................  29         The Insurance Companies............................   50
     Beneficiary....................................  29         Financial Statements...............................   50
     Annuitant......................................  29         Distribution of Variable Annuity Contracts.........   50
Death Benefit.......................................  30         Conformity with State and Federal Laws.............   52
   Death Proceeds before the Maturity Date..........  30         Voting Rights......................................   52
   Enhanced Stepped-Up Provision....................  32         Restrictions on Financial Transactions.............   52
   Payment of Proceeds..............................  33         Legal Proceedings and Opinions.....................   52
   Spousal Contract Continuance.....................  34      Appendix A: Condensed Financial Information for
   Beneficiary Contract Continuance.................  34         Travelers Insurance Company: Separate Account
   Planned Death Benefit............................  35           Eleven...........................................  A-1
   Death Proceeds after the Maturity Date...........  35      Appendix B: Condensed Financial Information for
 Living Benefits....................................  35         Travelers Life and Annuity Company: Separate
   Guaranteed Income Solution Benefits..............  35           Account Twelve...................................  B-1
   Guaranteed Minimum Accumulation Benefit..........  38      Appendix C: The Fixed Account.........................  C-1
                                                              Appendix D: Nursing Home Waiver.......................  D-1
                                                              Appendix E: Contents of the Statement
                                                                 of Additional Information..........................  E-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                        SCUDDER ADVOCATE REWARDS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); The Travelers Life and Annuity Company sponsors the TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in Contract Year nine and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Income Solution or Guaranteed Income Solution Plus, a MAXIMUM charge of 1.00% annually will be deducted from amounts in the Variable Funding Options. The CURRENT charge is 0.40% if you elect Guaranteed Income Solution (the standard benefit). The CURRENT charge is 0.55% if you elected Guaranteed Income Solution Plus (the enhanced benefit).

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.40% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o PURCHASE PAYMENT CREDITS. For Contracts issued between April 1, 2004 and June 30, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 6.0% of the Purchase Payment. For Contracts issued prior to April 1, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

     O DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.............................................  8%(1)
      (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

      TRANSFER CHARGE...............................................  $10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE.............................  8%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................  $40(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
-------------------------------------------  ----------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               3 years                8%
         3 years               4 years                7%
         4 years               5 years                6%
         5 years               6 years                5%
         6 years               7 years                4%
         7 years               8 years                3%
         8 years               9 years                2%
        9 years+                                      0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
------------------------------------------- ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for either Guaranteed Income Solution benefit, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH      STEP-UP DEATH              ROLL-UP DEATH
                                                                BENEFIT            BENEFIT                    BENEFIT
                                                         ---------------------- ---------------------- ----------------------
Mortality and Expense Risk Charge......................          1.40%                  1.55%                  1.75%
Administrative Expense Charge..........................          0.15%                  0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED......................................          1.55%                  1.70%                  1.90%
Optional E.S.P. Charge.................................          0.20%                  0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED...............................................          1.75%                  1.90%                  2.10%
Optional GMAB Charge...................................          0.40%                  0.40%                  0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED...............................................          1.95%                  2.10%                  2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(5).......................................          2.15%                  2.30%                  2.50%
Maximum Optional GIS Charge............................          1.00%(6)               1.00%(6)               1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GIS ONLY
SELECTED...............................................          2.55%                  2.70%                  2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GIS SELECTED...........................................          2.75%                  2.90%                  3.10%

--------------
(5)  GMAB and Guaranteed Income Solution cannot both be elected.

(6) The current charge for the Guaranteed Income Solution Benefit is 0.40%. The current charge for the Guaranteed Income Solution Plus Benefit is 0.55%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.88%                           2.51%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                             CONTRACTUAL FEE         NET TOTAL
                                                  AND/OR                 TOTAL ANNUAL        WAIVER              ANNUAL
                                MANAGEMENT    SERVICE(12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES     EXPENSES      REIMBURSEMENT          EXPENSES
----------------                ----------    --------------  --------   ------------   ---------------         ---------
CREDIT SUISSE TRUST

   Emerging Markets
     Portfolio..............      1.25%            --           0.56%        1.81%            --                    --(9)

   Global Post-Venture
     Capital Portfolio......      1.25%            --           0.38%        1.63%            --                    --(9)

DREYFUS INVESTMENT PORTFOLIO

   Dreyfus MidCap Stock
     Portfolio -- Service
     Shares*................      0.75%           0.25%         0.06%        1.06%           0.06%               1.00%(1)

DREYFUS SOCIALLY
   RESPONSIBLE GROWTH FUND,
   INC.

   Dreyfus Socially
     Responsible Growth
     Fund, Inc. -- Service
     Shares*................      0.75%           0.25%         0.09%        1.09%            --                 1.09%

INVESCO VARIABLE INVESTMENT
   FUNDS, INC.

   INVESCO VIF -- Utilities
     Fund...................      0.60%            --           0.55%        1.15%            --                 1.15%(2)

SCUDDER VARIABLE SERIES I

   21st Century Growth
     Portfolio -- Class B*..      0.88%           0.25%         0.46%        1.59%            --                 1.59%(3)

   Capital Growth Portfolio
     -- Class B*............      0.47%           0.25%         0.17%        0.89%           0.25%               0.64%(6)

   Global Discovery
     Portfolio -- Class B*..      0.98%           0.25%         0.26%        1.49%           0.25%               1.24%(3)

   Growth & Income
     Portfolio -- Class B*..      0.48%           0.25%         0.18%        0.91%           0.25%               0.66%(6)

   Health Sciences
     Portfolio -- Class B*..      0.75%           0.25%         0.26%        1.26%           0.25%               1.01%(3)

   International Portfolio
     -- Class B*............      0.88%           0.25%         0.23%        1.36%           0.25%               1.11%(6)

SCUDDER VARIABLE SERIES II

   Scudder Aggressive
     Growth Portfolio --
     Class B*...............      0.75%           0.25%         0.37%        1.37%           0.03%               1.34%(4)

   Scudder Blue Chip
     Portfolio -- Class B*..      0.65%           0.25%         0.20%        1.10%            --                 1.10%(4)

   Scudder Conservative
     Income Strategy
     Portfolio -- Class B*..      0.15%           0.25%         1.02%        1.42%            --                 1.42%(5)

   Scudder Fixed Income
     Portfolio -- Class B*..      0.60%           0.25%         0.20%        1.05%            --                 1.05%(4)

   Scudder Global Blue Chip
     Portfolio -- Class B*..      1.00%           0.25%         0.62%        1.87%            --                 1.87%(4)

   Scudder Government &
     Agency Securities
     Portfolio -- Class B*..      0.55%           0.25%         0.20%        1.00%            --                 1.00%(6)

   Scudder Growth & Income
     Strategy Portfolio --
     Class B*...............      0.15%           0.25%         1.07%        1.47%            --                 1.47%(5)

   Scudder Growth Portfolio
     -- Class B*............      0.60%           0.25%         0.18%        1.03%            --                 1.03%(6)

   Scudder Growth Strategy
     Portfolio -- Class B*..      0.15%           0.25%         1.10%        1.50%            --                 1.50%(5)

   Scudder High Income
     Portfolio -- Class B*..      0.60%           0.25%         0.21%        1.06%            --                 1.06%(6)


                                               DISTRIBUTION                             CONTRACTUAL FEE         NET TOTAL
                                                  AND/OR                 TOTAL ANNUAL        WAIVER              ANNUAL
                                MANAGEMENT    SERVICE(12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES     EXPENSES      REIMBURSEMENT          EXPENSES
----------------                ----------    --------------  --------   ------------   ---------------         ---------
   Scudder Income & Growth
     Strategy Portfolio--
     Class B*...............      0.15%           0.25%         1.04%        1.44%            --                 1.44%(5)

   Scudder International
     Select Equity
     Portfolio --
     Class B*...............      0.75%           0.25%         0.33%        1.33%            --                 1.33%(6)

   Scudder Large Cap Value
     Portfolio -- Class B*..      0.75%           0.25%         0.19%        1.19%            --                 1.19%(4)

   Scudder Money Market
     Portfolio -- Class B*..      0.50%           0.25%         0.18%        0.93%            --                 0.93%(7)

   Scudder Small Cap Growth
     Portfolio -- Class B*..      0.65%           0.25%         0.18%        1.08%            --                 1.08%(6)

   Scudder Strategic Income
     Portfolio -- Class B*..      0.65%           0.25%         0.31%        1.21%            --                 1.21%(4)

   Scudder Technology
     Growth Portfolio --
     Class B*...............      0.75%           0.25%         0.25%        1.25%            --                 1.25%(4)

   Scudder Total Return
     Portfolio -- Class B*..      0.55%           0.25%         0.19%        0.99%            --                 0.99%(6)

   SVS Davis Venture Value
     Portfolio -- Class B*..      0.95%           0.25%         0.20%        1.40%            --                 1.40%(4)

   SVS Dreman Financial
     Services Portfolio --
     Class B*...............      0.75%           0.25%         0.25%        1.25%            --                 1.25%(4)

   SVS Dreman High Return
     Equity Portfolio --
     Class B*...............      0.73%           0.25%         0.20%        1.18%            --                 1.18%(4)

   SVS Dreman Small Cap
     Value Portfolio --
     Class B*...............      0.75%           0.25%         0.19%        1.19%            --                 1.19%(4)

   SVS Eagle Focused Large
     Cap Growth Portfolio --
     Class B*...............      0.95%           0.25%         0.29%        1.49%            --                 1.49%(4)

   SVS Focus Value & Growth
     Portfolio -- Class B*..      0.75%           0.25%         0.25%        1.25%           0.01%               1.24%(4)

   SVS Index 500 Portfolio
    -- Class B*.............      0.37%           0.25%         0.26%        0.88%            --                 0.88%(4)

   SVS INVESCO Dynamic
     Growth Portfolio --
     Class B*...............      1.00%           0.25%         0.60%        1.85%           0.16%               1.69%(4)

   SVS Janus Growth And
     Income Portfolio --
     Class B*...............      0.95%           0.25%         0.27%        1.47%            --                 1.47%(4)

   SVS Janus Growth
     Opportunites Portfolio
    -- Class B*.............      0.95%           0.25%         0.27%        1.47%            --                 1.47%(4)

   SVS MFS Strategic Value
     Portfolio -- Class B*..      0.95%           0.25%         1.12%        2.32%           0.78%               1.54%(4)

   SVS Oak Strategic Equity
     Portfolio -- Class B*..      0.95%           0.25%         0.32%        1.52%            --                 1.52%(4)

   SVS Turner Mid Cap
     Growth Portfolio --
     Class B*...............      1.00%           0.25%         0.32%        1.57%            --                 1.57%(4)
SCUDDER VIT FUNDS

   Scudder Real Estate
     Securities Portfolio --
     Class B*...............      0.90%           0.25%         1.36%        2.51%           0.76%               1.75%(8)

THE ALGER AMERICAN FUND

   Alger American Balanced
     Portfolio -- Class S
     Shares*................      0.75%           0.25%         0.12%        1.12%            --                 1.12%

   Alger American Leveraged
     AllCap Portfolio --
     Class S Shares*........      0.85%           0.25%         0.12%        1.22%            --                 1.22%


--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2003. The adviser has agreed to continue the expense reimbursement until December 31, 2004.

(2) The Fund's actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2002 were 0.55% and 1.15%, respectively, of the Fund's average net assets. Effective June 1, 2002 INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

(3) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes: Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(4) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share-classes, respectively:
     SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. B-share class became effective on 5/1/03, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

(5) Other expenses are based on estimated amounts for the current fiscal year. Through April 30, 2005, the advisor, the underwriter and the accounting agent have contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets before the application of the weighted average total costs of the underlying funds. The range of average weighted net expense ratios have been reduced to contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses. Excluding the weighted average total cost of the underlying funds and considering the above referenced contractual waiver, the fund's management fee, 12b-1 fee, other expenses and total operating expenses are 0.15%, 0,25%, 0.35% and 0.75%, respectively.

(6) The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(7) The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net 12b-1 fee rate; excludes 2003 waivers.

(8) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.50% for Class B shares. The portfolio became effective 5/1/03, therefore other expenses for Class B shares are estimated and annualized. Actual expenses may be greater or less than shown. The other expense category for the Class B shares reflects a compensation arrangement with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% of Class B shares.

(9) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                         VOLUNTARY FEE
                                         WAIVER AND/OR
                                            EXPENSE         NET TOTAL ANNUAL
FUNDING OPTION                           REIMBURSEMENT     OPERATING EXPENSES
----------------                         --------------    ------------------
Credit Suisse Trust
  Emerging Markets Portfolio                 0.41%                1.40%
Credit Suisse Trust Global
  Post-Venture Capital Portfolio             0.23%                1.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and GIS cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Income Solution Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                         --------- --------- --------  ----------  --------  --------  -------- ----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............     1204      2023      2659       4221        404      1223      2059      4221
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1363      2478      3379       5468        563      1678      2779      5468

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Income Solution Benefit (assuming the current charge applies).

                                         IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ---------------------------------------   ---------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                         --------  --------  --------  ---------   --------  --------  -------- ----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............     1145      1850      2378       3701        345      1050      1778      3701
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1305      2313      3121       5036        505      1513      2521      5036


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                         --------- --------- --------- ----------  --------  --------  -------- ----------
Underlying Fund with Minimum Total
Annual Operating Expenses.............     1145      1850      2378        3701       345      1050      1778      3701
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1305      2313      3121        5036       505      1513      2521      5036

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Scudder Advocate Rewards Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 76 on the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                        MAXIMUM AGE BASED ON THE OLDEST OF THE
                                        OWNER, JOINT OWNER, OR ANNUITANT ON THE
   DEATH BENEFIT/OPTIONAL FEATURE                    CONTRACT DATE
-------------------------------------    ---------------------------------------
Standard Death Benefit                                  80
Annual Step Up Death Benefit                            79
5% Roll Up Death Benefit                                75
Enhanced Stepped-Up Provision (E.S.P)                   75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For Contracts issued between April 1, 2004 and June 30, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to April 1, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

     (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits are not included in your Remaining Benefit Base if you elect the Guaranteed Income Solution. Purchase Payment Credits are included in your Remaining Benefit Base if you elect the Guaranteed Income Solution Plus. Please refer to the description of the Guaranteed Income Solution Benefits for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
CREDIT SUISSE TRUST
   Emerging Market Portfolio              Seeks long term growth of capital. The       Credit Suisse Asset Management,
                                          Fund normally invests in equity              LLC
                                          securities of companies located in, or       Subadviser: Credit Suisse Asset
                                          conducting a majority of their               Management Limited
                                          business, in emerging markets.

   Global Post-Venture                    Seeks long-term growth of capital. The       Credit Suisse Asset Management,
     Capital Portfolio                    Fund normally invests in equity              LLC
                                          securities of post-venture-capital           Subadviser: Abbott Capital
                                          companies of any size from at least          Management, LLC; Credit Suisse
                                          three countries, including the U.S.          Asset Management Limited (U.K),
                                                                                       (Japan), (Australia)

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --      Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the S&P MidCap 400
                                          Index. The Fund normally invests in
                                          growth and value stocks of mid-size
                                          companies that are chosen through a
                                          disciplined investment process.

DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially Responsible           Seeks capital growth with current            The Dreyfus Corporation
     Growth Fund, Inc. -- Service         income as a secondary objective. The
     Shares                               Fund normally invests in the common
                                          stocks of companies that, in the
                                          opinion of the Fund's management, meet
                                          traditional investment standards and
                                          conduct their business in a manner
                                          that contributes to the enhancement of
                                          the quality of life in America.


                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
INVESCO VARIABLE INVESTMENT
   FUNDS, INC.
   INVESCO VIF -- Utilities Fund          Seeks capital growth. Also seeks             INVESCO Funds Group, Inc.
                                          current income. The Fund normally
                                          invests in equity securities and
                                          equity-related instruments of companies
                                          engaged in the utilities-related
                                          industries.
SCUDDER VARIABLE SERIES I
   21st Century Growth Portfolio --       Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in equity              Americas Inc.
                                          securities issued by emerging growth
                                          companies.

   Capital Growth Portfolio -- Class B    Seeks long-term capital growth. The          Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established US companies that are
                                          believed to have the potential to
                                          display above-average earnings growth,
                                          are industry leaders or are potential
                                          industry leaders, have strong product
                                          position and effective company
                                          management.

   Global Discovery Portfolio --          Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long term. The         Americas Inc.
                                          Fund normally invests in common stocks
                                          and other equities of small companies
                                          throughout the world, generally with a
                                          focus on countries within developed
                                          economies.

   Growth & Income Portfolio -- Class B   Seeks long-term growth of capital,           Deutsche Investment Management
                                          current income and growth of income.         Americas Inc.
                                          The Fund normally invests in equities
                                          of large U.S. companies, although it
                                          may invest in companies of any size
                                          and from any country.

   Health Sciences Portfolio -- Class B   Seeks long-term growth of capital. The       Deutsche Investment Management
                                          Fund normally invests in coomon stocks       Americas Inc.
                                          of companies of any size in the health
                                          care sector (e.g. pharmaceuticals,
                                          biotechnology, medical products and
                                          supplies, health care services).

   International Portfolio -- Class B     Seeks long-term growth of capital. The       Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established companies listed on           Subadviser: Deutsche Asset
                                          foreign exchanges.                           Management Services Ltd.
SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 uses aggressive investment techniques        Americas Inc.
                                          and normally invests in equities--
                                          usually common stocks-- of U.S.
                                          companies.

   Scudder Blue Chip Portfolio --         Seeks growth of capital and income. The      Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of large U.S. companies that are
                                          similar in size to companies in the
                                          S&P 500 Index and are considered by
                                          the portfolio managers to be "blue
                                          chip" companies. Blue chip companies
                                          are typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit, and established earnings and
                                          dividend history,

   Scudder Conservative Income            Seeks current income and secondarily         Deutsche Investment Management
     Strategy Portfolio -- Class B        long-term growth of capital. The Fund        Americas Inc.
                                          normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder Fixed Income Portfolio --      Seeks high current income. The Fund          Deutsche Investment Management
     Class B                              normally invests in a diversified            Americas Inc.
                                          portfolio of fixed-income securities in
                                          the top four grades of credit quality.


                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   Scudder Global Blue Chip               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of
                                          companies throughout the world
                                          considered by the portfolio managers
                                          to be "blue chip." Blue chipcompanies
                                          are typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit and establsihed earnings and
                                          dividend history.

   Scudder Government & Agency            Seeks high current income consistent         Deutsche Investment Management
     Securities Portfolio -- Class B      with preservation of capital. The Fund       Americas Inc.
                                          normally invests in U.S. government
                                          securities and repurchase agreements of
                                          U.S. government securities.

   Scudder Growth & Income Strategy       Seeks a balance of long-term growth of       Deutsche Investment Management
     Portfolio -- Class B                 capital and current income with an           Americas Inc.
                                          emphasis on growth of capital. The
                                          Fund normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          returns.

   Scudder Growth Portfolio -- Class B    Seeks maximum appreciation of capital.       Deutsche Investment Management
                                          The Fund normally invests in the common      Americas Inc.
                                          stocks of large U.S. companies that are
                                          similar in size to the companies in the
                                          Russell 1000 Growth Index. The
                                          portfolio managers look for companies
                                          that have strong product lines,
                                          effective management and leadership
                                          positions within core markets.

   Scudder Growth Strategy Portfolio      Seeks long-term growth of capital. The       Deutsche Investment Management
    -- Class B                            Fund normally invests in other Scudder       Americas Inc.
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder High Income Portfolio--        Seeks to provide a high level of             Deutsche Investment Management
     Class B                              current income. The Fund normally            Americas Inc.
                                          invests in lower-rated high yield/high
                                          risk fixed-income securities, often
                                          called junk bonds.

   Scudder Income & Growth Strategy       Seeks a balance of current income and        Deutsche Investment Management
     Portfolio -- Class B                 long-term growth of capital with an          Americas Inc.
                                          emphasis on current income. The Fund
                                          normally invests in other Scudder
                                          funds that invest across a range of
                                          asset classes, utilizing a wide
                                          variety of securities and investment
                                          styles. Additionally, the Fund
                                          directly invests in derivative
                                          securities and other alternative
                                          investments to manage risk and enhance
                                          return.

   Scudder International Select           Seeks capital appreciation. The Fund         Deutsche Investment Management
     Equity Portfolio -- Class B          normally invests in a focused list of        Americas Inc.
                                          approximately 40 stocks, with 50% of         Subadviser: Deutsche Asset
                                          its assets invested in securities that       Management Investments Services
                                          are represented on the MSCI EAFE Index       Ltd.
                                          and the other 50% invested in non-Index
                                          securities of companies located in the
                                          countries that make up the Index, such
                                          as Germany, Australia, Singpore and
                                          Japan.

   Scudder Large Cap Value Portfolio      Seeks a high rate of total return. The       Deutsche Investment Management
    -- Class B                            Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of large
                                          U.S. companies that are similar in size
                                          to the companies in the Russell 1000
                                          Value Index and that the portfolio
                                          managers believe are undervalued.


                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   Scudder Money Market Portfolio --      Seeks maximum current income to the          Deutsche Investment Management
     Class B extent                       consistent with stability of                 Americas Inc.
                                          principal. The Fund normally invests
                                          in high-quality short-term securities,
                                          as well as repurchase agreements.

   Scudder Small Cap Growth               Seeks maximum appreciation of                Deutsche Investment Management
     Portfolio -- Class B                 investors' capital. The Fund normally        Americas Inc.
                                          invests in small capitalization stocks
                                          of companies with a history of revenue
                                          growth, effective management and
                                          strong balance sheets, among other
                                          factors.

   Scudder Strategic Income               Seeks high current income. The Fund          Deutsche Investment Management
     Portfolio -- Class B                 normally invests in bonds issued by US       Americas Inc.
                                          and foreign corporations and
                                          governments.

   Scudder Technology Growth              Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in common stocks of US      Americas Inc.
                                          companies of any size that are in the
                                          technology sector (e.g.
                                          semi-conductors, software, telecom
                                          equipment and computer/hardware).

   Scudder Total Return Portfolio --      Seeks high total return, a combination       Deutsche Investment Management
     Class B                              of income and capital appreciation. The      Americas Inc.
                                          Fund normally invests in a mix of
                                          stocks and bonds, including common
                                          stocks, convertible securities,
                                          corporate bonds, US government bonds
                                          and mortage- and asset-backed
                                          securities.

   SVS Davis Venture Value Portfolio      Seeks growth of capital. The Fund            Deutsche Investment Management
    -- Class B                            normally invests in common stock of US       Americas Inc.
                                          companies with market capitalizations        Subadviser: Davis Selected
                                          of at least $5 billion that are              Advisers, L.P.
                                          believed to be quality, overlooked
                                          growth companies at value prices.

   SVS Dreman Financial Services          Seeks to provide long-term capital           Deutsche Investment Management
     Portfolio -- Class B                 appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of financial            Subadviser: Dreman Value
                                          services companies (e.g. banks,              Management L.L.C.
                                          insurance companies, savings and loans,
                                          securities brokerage firms and
                                          diversified financial companies).

   SVS Dreman High Return Equity          Seeks to achieve a high rate of total        Deutsche Investment Management
     Portfolio -- Class B                 return. The Fund normally invests in         Americas Inc.
                                          common stocks and other equity
                                          Subadviser: Dreman Value securities,
                                          with a focus on stocks of Management
                                          L.L.C. large US companies believed to
                                          be undervalued based on an analysis
                                          that includes price-to earnings
                                          ratios, book values, cash flows and
                                          yields.

   SVS Dreman Small Cap Value             Seeks long-term capital appreciation.        Deutsche Investment Management
     Portfolio -- Class B                 The Fund normally invests in                 Americas Inc.
                                          undervalued common stocks of small US        Subadviser: Dreman Value
                                          companies.                                   Management L.L.C.

   SVS Eagle Focused Large Cap            Seeks growth through long-term capital       Deutsche Investment Management
     Growth Portfolio -- Class B          appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of seasoned             Subadviser: Eagle Asset
                                          financially strong US growth companies.      Management, Inc.

   SVS Focus Value & Growth               Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in US common stock,         Americas Inc.
                                          both growth and value stocks.                Subadviser: Jennison Associates
                                                                                       LLC; Dreman Value Management, LLC

   SVS Index 500 Portfolio -- Class B     Seeks returns that, before expenses,         Deutsche Investment Management
                                          correspond to the total return of US         Americas Inc.
                                          common stocks as represented by the S&P      Subadviser: Northern Trust
                                          500 Index. The Fund normally invests in      Investments, Inc.
                                          common stocks and securities included
                                          in the index.



                                                         INVESTMENT                                INVESTMENT
           FUNDING OPTION                                OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   SVS INVESCO Dynamic Growth             Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities of mid-sized companies,
                                          with Subadviser: INVESCO the core of
                                          the Fund invested in securities of
                                          established companies that are leaders
                                          in attractive growth markets with a
                                          history of strong returns.

   SVS Janus Growth And Income            Seeks long-term capital growth and           Deutsche Investment Management
     Portfolio -- Class B                 current income. The Fund normally            Americas Inc.
                                          invests in equity securities using a         Subadviser: Janus Capital
                                          "bottom-up" approach in choosing             Management LLC
                                          investments.

   SVS Janus Growth Opportunites          Seeks long-term growth of capital in a       Deutsche Investment Management
     Portfolio -- Class B                 manner consistent with the preservation      Americas Inc.
                                          of capital. The Fund normally invests        Subadviser: Janus Capital
                                          in equity securities selected for their      Management LLC
                                          growth potential.

   SVS MFS Strategic Value Portfolio      Seeks to provide capital appreciation.       Deutsche Investment Management
    -- Class B                            The Fund normally invests in common          Americas Inc.
                                          stocks and related securities, such as
                                          Subadviser: Massachusetts preferred
                                          stocks, convertible Financial Services
                                          ("MFS") securities and depository
                                          receipts, of companies believed to be
                                          undervalued in the market relative to
                                          their long term potential.

   SVS Oak Strategic Equity               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities, primarily the common stocks      Subadviser: Oak Associates, Ltd.
                                          of established US companies with large
                                          market capitalizations.

   SVS Turner Mid Cap Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 normally invests in medium market            Americas Inc.
                                          capitalizations that are believed to         Subadviser: Turner Investment
                                          have strong earnings growth potential.       Partners, Inc.

SCUDDER VIT FUNDS
   Scudder Real Estate Securities         Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     Portfolio -- Class B                 and current income. The Fund normally
                                          invests in equity securities of real
                                          estate investment trusts ("REITS") and
                                          real estate companies.

THE ALGER AMERICAN FUND
   Alger American Balanced Portfolio      Seeks current income and long-term           Fred Alger Management, Inc.
    -- Class S Shares                     capital appreciation. The fund normally
                                          invests in stocks of companies with
                                          growth potential and in fixed-income
                                          securities, especially those which
                                          appear to have some potential for
                                          capital appreciation.

   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio -- Class S Shares          The Fund normally invests in equity
                                          securities of companies of any size,
                                          which demonstrate growth potential,
                                          and the Fund can leverage up to
                                          one-third of its total assets to buy
                                          additional securities.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
------------------------------------------  ----------------------
GREATER THAN OR EQUAL TO  BUT LESS THAN
        0 years              3 years                 8%
        3 years              4 years                 7%
        4 years              5 years                 6%
        5 years              6 years                 5%
        6 years              7 years                 4%
        7 years              8 years                 3%
        8 years              9 years                 2%
        9 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

     o    under the Managed Distribution Program or

     o under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
------------------------------------------  ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED INCOME SOLUTION BENEFIT CHARGE

If Guaranteed Income Solution or Guaranteed Income Solution Plus is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a MAXIMUM of 1.00% of the amounts held in each funding option. The CURRENT charge is 0.40% if you elect Guaranteed Income Solution. The CURRENT charge is 0.55% if you elected Guaranteed Income Solution Plus. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.40% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within

15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     o    Standard Death Benefit

     o    Annual Step-Up Death Benefit

     o    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT: We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below or*

     (3)  the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

----------------------------------------  --------------------------------------
If the Annuitant dies before age 80,        o    the Contract Value on the
the death benefit will be the greatest           Death Report Date
of:
                                            o    your adjusted Purchase
                                                 Payment, described below*

                                            o    the Step-Up Value, if any,
                                                 described below or

                                            o    the Roll-Up Death Benefit
                                                 Value, described below; or
----------------------------------------  --------------------------------------
----------------------------------------  --------------------------------------
If the Annuitant dies on or after age       o    the Contract Value on the
80, the death benefit will be the                Death Report Date
greatest of:
                                            o    your adjusted Purchase
                                                 Payment, described below;*

                                            o    the Step-Up Value, if any,
                                                 as described below or

                                            o    the Roll-Up Death Benefit
                                                 Value, described below, on
                                                 the Annuitant's 80th
                                                 birthday, plus any
                                                 additional Purchase Payments
                                                 and minus any partial
                                                 surrender reductions (as
                                                 described below) that occur
                                                 after the Annuitant's 80th
                                                 birthday
----------------------------------------  --------------------------------------
* If you have elected the GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-----------------------------------  --------------------------  --------------------------------------  --------------------
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                 RULES APPLY*
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
OWNER (WHO IS NOT THE ANNUITANT)     The beneficiary (ies),      Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S estate.    receive the distribution.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
OWNER (WHO IS THE ANNUITANT)         The beneficiary (ies),      Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S estate.    receive the distribution.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
NON-SPOUSAL JOINT OWNER (WHO IS      The surviving joint                                                 Yes
NOT THE ANNUITANT)                   owner.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
NON-SPOUSAL JOINT OWNER (WHO IS      The beneficiary (ies),      Unless the beneficiary elects to        Yes
THE ANNUITANT)                       or if none, to the          continue the Contract rather than
                                     surviving joint owner.      receive the distribution.


-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
SPOUSAL JOINT OWNER (WHO IS NOT      The surviving joint         Unless the spouse elects to continue    Yes
THE ANNUITANT)                       owner.                      the Contract.


-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
SPOUSAL JOINT OWNER (WHO IS THE      The beneficiary (ies),      Unless the spousal beneficiary          Yes
ANNUITANT)                           or if none, to the          elects to continue the Contract.
                                     surviving joint owner.
                                                                 A spouse who is not the beneficiary
                                                                 may decline to receive the proceeds
                                                                 and instruct the company to pay the
                                                                 beneficiary who may elect to
                                                                 continue the Contract.
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
ANNUITANT (WHO IS NOT THE            The beneficiary (ies),      Unless the beneficiary elects to        Yes
CONTRACT OWNER)                      or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER              receive the distribution.

                                                                 Or unless, there is a CONTINGENT
                                                                 ANNUITANT. Then, the CONTINGENT
                                                                 ANNUITANT becomes the ANNUITANT and
                                                                 the Contract continues in effect
                                                                 (generally using the original
                                                                 MATURITY DATE). The proceeds will
                                                                 then be paid upon the death of the
                                                                 CONTINGENT ANNUITANT or owner.
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
ANNUITANT (WHO IS THE CONTRACT       See death of "owner who                                             Yes
OWNER)                               is the Annuitant" above.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
ANNUITANT (WHERE OWNER IS A          The beneficiary (ies)                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)            (or if none, to the                                                 ANNUITANT is
                                     owner.                                                              treated as death of
                                                                                                         the owner in
                                                                                                         these circumstances.)
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
CONTINGENT ANNUITANT (ASSUMING       No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)            payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
BENEFICIARY                          No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------


                             QUALIFIED CONTRACTS

-----------------------------------  --------------------------  --------------------------------------  --------------------
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                 RULES APPLY*
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
CONTINGENT BENEFICIARY               No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
OWNER / ANNUITANT                    The beneficiary (ies),     Unless the beneficiary elects to         Yes
                                     or if none, to the         continue the Contract rather than
                                     CONTRACT OWNER'S estate.   receive a distribution.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
BENEFICIARY                          No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------
-----------------------------------  --------------------------  --------------------------------------  --------------------
CONTINGENT BENEFICIARY               No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.

-----------------------------------  --------------------------  --------------------------------------  --------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED INCOME SOLUTION BENEFITS

EFFECTIVE APRIL 1, 2004, WE ARE OFFERING TWO DIFFERENT VERSIONS OF THE GUARANTEED INCOME SOLUTION BENEFIT RIDER ("GIS RIDERS") THAT DIFFER PRIMARILY BASED ON THE MANNER IN WHICH WE TREAT PURCHASE PAYMENT CREDITS UNDER THE CONTRACT. THE STANDARD GUARANTEED INCOME SOLUTION BENEFIT ("GIS") EXCLUDES PURCHASE PAYMENT CREDITS FROM THE GUARANTEES PROVIDED UNDER THE BENEFIT. WE OFFER AN ENHANCED VERSION OF THE GUARANTEED INCOME SOLUTION BENEFIT (CALLED "GIS PLUS") WHERE THE GUARANTEES PROVIDED UNDER THE BENEFIT INCLUDE PURCHASE PAYMENT CREDITS ASSOCIATED WITH YOUR PURCHASE PAYMENTS. THE CHARGE FOR GIS PLUS IS HIGHER THAN GIS. YOU SHOULD CONSIDER WHETHER THE ADDITIONAL COST FOR THE GIS PLUS BENEFIT IS APPROPRIATE FOR YOU BASED ON THE ADDITIONAL GUARANTEES PROVIDED UNDER THE BENEFIT.

GIS and GIS Plus guarantee a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GIS and GIS Plus will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect either of the GIS Riders if you have elected the GMAB Rider offered under this Contract.

If you elect GIS, your initial Purchase Payment is used to determine your initial remaining benefit base or "RBB". Your initial RBB does not include Purchase Payment Credits. If you elect GIS Plus, your initial Purchase Payment and any associated Purchase Payment Credits are used to determine your initial RBB. The initial RBB is the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GIS or GIS Plus, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GIS or GIS Plus, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. If you elect GIS, your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. If you elect GIS Plus, your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment and any associated Purchase Payment Credit. We reserve the right not to include subsequent Purchase Payments and any associated Purchase Payment Credits in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment (and any associated Purchase Payment Credits if you elect GIS
Plus), depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your benefit. We may impose a maximum RBB in the future for Contract Owners who elect GIS or GIS Plus, but the maximum RBB will never be less than the cumulative Purchase Payments (and any associated Purchase Payment Credits if you elect GIS Plus) to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments (and associated Purchase Payment Credits if you have elected GIS Plus) and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. If you elect GIS, the partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you elect GIS Plus, the partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For purposes of the examples below, assume your initial Purchase Payment is $100,000 and a withdrawal of $10,000 is taken in Contract Year two.

                       GUARANTEED INCOME SOLUTION BENEFIT

------------------- ------------------------------------------------------ ---------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
                     CONTRACT                                               CONTRACT
                      VALUE              RBB                AWB (5%)         VALUE              RBB               AWB (5%)
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
VALUES AS OF
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CONTRACT DATE        $106,000         $100,000              $5,000          $106,000         $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO    $121,900         $100,000              $5,000          $90,100          $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY AFTER    $111,900         $91,797               $4,590          $80,100          $88,901              $4,445
WITHDRAWAL,
CONTRACT YEAR                   [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
TWO                              x 10,000/121,900)]    x 10,000/121,900)]                x 10,000/90,100)]   x 10,000/90,100)]
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)           $10,000           $8,203                $410           $10,000          $11,099               $555
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

                     GUARANTEED INCOME SOLUTION PLUS BENEFIT

------------------- ------------------------------------------------------ ---------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------- ------------------------------------------------------ ---------------------------------------------------
                     CONTRACT                                               CONTRACT
                      VALUE              RBB                AWB (5%)         VALUE              RBB               AWB (5%)
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
VALUES AS OF
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CONTRACT DATE        $106,000         $106,000              $5,300          $106,000         $106,000             $5,300
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO    $121,900         $106,000              $5,300          $90,100          $106,000             $5300
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
IMMEDIATELY AFTER    $111,900         $97,304               $4,865          $80,100          $94,235              $4,712
WITHDRAWAL,
CONTRACT YEAR                    [106,000- (106,000    [5,300 - (5,300                 [106,000 - (106,000    [5,300- (5,300
TWO                              x 10,000/121,900)]    x 10,000/121,900)]]               x 10,000/90,100)]   x 10,000/90,100)]
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value (minus any Purchase Payment Credits received 12 months prior to the reset date if you elect GIS). Depending on your Contract Value and the current fee for GIS or GIS Plus, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply. Further, if you reset your RBB, your new AWB may be higher or lower you're your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GIS or GIS Plus, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GIS or GIS Plus may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF MAY 17, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider (Guaranteed Income Solution) offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation

Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ---------------------------------------------------- -----------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                BASE
                                          CALCULATION                                         CALCULATION
                      CONTRACT VALUE        AMOUNT         BENEFIT BASE    CONTRACT VALUE       AMOUNT          BENEFIT BASE
                     ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000       Not Applicable       $106,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $121,900          $100,000          $100,000           $90,100          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                                $9,900(2)
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                                     EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS --
                                         IMPACT ON BASE CALCULATION AMOUNT

                     ---------------------------------------------------- -----------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                                                               BASE                                                  BASE
                                           PURCHASE         CALCULATION                         PURCHASE         CALCULATION
                      CONTRACT VALUE        PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $106,000          $100,000         $100,000          $106,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,600          $10,000          $110,000          $130,600          $10,000           $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                              EXAMPLES OF PARTIAL WITHDRAWALS --
                                              IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value as of GMAB Rider
Effective Date                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value Immediately Prior to
Partial Withdrawal            $121,900          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value Immediately                                                                        [100,000 x
Following Partial                                                                      10,000/121,900]
Withdrawal                    $111,900           $90,000              $10,000               $8,203               $10,000
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value as of GMAB Rider
Effective Date                $106,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value Immediately Prior to
Partial Withdrawal             $90,100          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
Value Immediately                                                                        [100,000 x
Following Partial                                                                       10,000/90,100]
Withdrawal                     $80,100           $88,901              $10,000              $11,099               $11,099
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed below. Four of the Permitted Subaccounts (Scudder Conservative Income Strategy Portfolio, Scudder Income & Growth Strategy Portfolio, Scudder Growth & Income Strategy Portfolio, and Scudder Growth Strategy Portfolio) invest in Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled "The Variable Funding Options" for a description of the investment objective and strategy for each these Subaccounts.

                             PERMITTED SUBACCOUNTS

            SCUDDER VARIABLE SERIES II
            Scudder Conservative Income Strategy Portfolio -- Class B Scudder Income & Growth Strategy Portfolio -- Class B
            Scudder Growth & Income Strategy Portfolio -- Class B
            Scudder Growth Strategy Portfolio -- Class B
            Scudder Money Market Portfolio -- Class B

We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.

We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.

REBALANCING: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider (Guaranteed Income Solution). You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider (Guaranteed Income Solution) that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above.

     o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or Guaranteed Income Solution. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified

Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by its affiliate, Scudder Distributors, Inc. ("SDI"). The Company and TDLLC have entered into a distribution arrangement with SDI under which a fee is payable by the Company and TDLLC to SDI based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03).......................   2003        1.000            1.322              --

   Global Post-Venture Capital Portfolio (11/03)............   2003        1.000            1.241              --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)..   2003        1.000            1.174              --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (9/03)............................................   2003        1.000            1.128              --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (8/03).....................   2003        1.000            1.069              --

Scudder VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000            1.166              --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (11/03).........   2003        1.000            1.130              --

   Capital Growth Portfolio -- Class B (8/03)...............   2003        1.000            1.118              --

   Global Discovery Portfolio -- Class B (10/03)............   2003        1.000            1.256              --

   Growth & Income Portfolio -- Class B (7/03)..............   2003        1.000            1.130              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   Health Sciences Portfolio -- Class B (7/03)..............   2003        1.000            1.125               --

   International Portfolio -- Class B (7/03)................   2003        1.000            1.187               --

Scudder Variable Series II

   Scudder Aggressive Growth Portfolio -- Class B (12/03)...   2003        1.000            1.167               --

   Scudder Blue Chip Portfolio -- Class B (8/03)............   2003        1.000            1.158               --

   Scudder Large Cap Value Portfolio -- Class B (8/03)......   2003        1.000            1.165               --

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2003        1.000            0.991               --

   Scudder Global Blue Chip Portfolio -- Class B (10/03)....   2003        1.000            1.183               --

   Scudder Government & Agency Portfolio -- Class B (7/03)..   2003        1.000            0.998               --

   Scudder Growth Portfolio -- Class B (8/03)...............   2003        1.000            1.111               --

   Scudder High Income Portfolio -- Class B (7/03)..........   2003        1.000            1.094               --

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.212               --

   Scudder Money Market Portfolio -- Class B (8/03).........   2003        1.000            0.992            52,385

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2003        1.000            1.135               --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2003        1.000            0.987               --

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2003        1.000            1.218               --

   Scudder Total Return Portfolio -- Class B (7/03).........   2003        1.000            1.066               --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2003        1.000            1.161               --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   SVS Dreman Financial Services Portfolio -- Class B (8/03)   2003        1.000            1.132                --

   SVS Dreman High Return Equity Portfolio -- Class B (8/03)   2003        1.000            1.165                --

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2003        1.000            1.247                --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (8/03)...........................................   2003        1.000            1.120                --

   SVS Focus Value & Growth Portfolio -- Class B (10/03)....   2003        1.000            1.160                --

   SVS Index 500 Portfolio -- Class B (7/03)................   2003        1.000            1.135                --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2003        1.000            1.178                --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)..   2003        1.000            1.122                --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2003        1.000            1.113                --

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2003        1.000            1.124                --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2003        1.000            1.196                --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2003        1.000            1.215                --

The Alger American Fund

   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000            1.065            25,808

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (10/03)...........................................   2003        1.000            1.124                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03).......................   2003        1.000            1.315                --

   Global Post-Venture Capital Portfolio (11/03)............   2003        1.000            1.234                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)..   2003        1.000            1.168             9,350

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (9/03)............................................   2003        1.000            1.122                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF-- Utilities Fund (8/03)......................   2003        1.000            1.063                --

Scudder VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03)  2003        1.000            1.160                --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (11/03).........   2003        1.000            1.124                --

   Capital Growth Portfolio -- Class B (8/03)...............   2003        1.000            1.112                --

   Global Discovery Portfolio -- Class B (10/03)............   2003        1.000            1.249                --

   Growth & Income Portfolio -- Class B (7/03)..............   2003        1.000            1.124                --

   Health Sciences Portfolio -- Class B (7/03)..............   2003        1.000            1.119                --

   International Portfolio -- Class B (7/03)................   2003        1.000            1.181                --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (12/03)...   2003        1.000            1.161                --

   Scudder Blue Chip Portfolio -- Class B (8/03)............   2003        1.000            1.152                --

   Scudder Large Cap Value Portfolio -- Class B (8/03)......   2003        1.000            1.159             9,768

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   Scudder Fixed Income Portfolio -- Class B (7/03).........   2003        1.000            0.985                --

   Scudder Global Blue Chip Portfolio -- Class B (10/03)....   2003        1.000            1.176                --

   Scudder Government & Agency Portfolio -- Class B (7/03)..   2003        1.000            0.992                --

   Scudder Growth Portfolio -- Class B (8/03)...............   2003        1.000            1.105                --

   Scudder High Income Portfolio -- Class B (7/03)..........   2003        1.000            1.088            10,048

   Scudder International Select Equity Portfolio --
   Class B (7/03)........................................      2003        1.000            1.206             9,226

   Scudder Money Market Portfolio -- Class B (8/03).........   2003        1.000            0.987                --

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2003        1.000            1.129                --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2003        1.000            0.982                --

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2003        1.000            1.212                --

   Scudder Total Return Portfolio -- Class B (7/03).........   2003        1.000            1.060                --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2003        1.000            1.154                --

   SVS Dreman Financial Services Portfolio -- Class B (8/03)   2003        1.000            1.126                --

   SVS Dreman High Return Equity Portfolio -- Class B (8/03)   2003        1.000            1.159             9,821

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2003        1.000            1.241                --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (8/03)...........................................   2003        1.000            1.115                --

   SVS Focus Value & Growth Portfolio -- Class B (10/03)....   2003        1.000            1.154                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   SVS Index 500 Portfolio -- Class B (7/03)................   2003        1.000            1.128                --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2003        1.000            1.172                --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)..   2003        1.000            1.116            19,876

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03)..........................................   2003        1.000            1.107                --

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2003        1.000            1.119             9,819

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2003        1.000            1.190                --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2003        1.000            1.209                --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03)  2003        1.000            1.059            20,297

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (10/03)...........................................   2003        1.000            1.118                --


                                      NOTES

Effective May 3, 2004, the Scudder Variable Series II: Scudder Contrarian Value Portfolio - Class B shares changed its name to Scudder Variable Series II:
Scudder Large Cap Value Portfolio.

Effective May 3, 2004, the Scudder Variable Series II: Scudder Government Securities Portfolio - Class B shares changed its name to Scudder Variable Series II: Scudder Government & Agency Securities Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------


               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)........................   2003        1.000            1.322               399

   Global Post-Venture Capital Portfolio (6/03).............   2003        1.000            1.241                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)..   2003        1.000            1.174            18,321

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (9/03)............................................   2003        1.000            1.128                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (7/03).....................   2003        1.000            1.069                --

Scudder VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (6/03)  2003        1.000            1.166            31,908

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (8/03)..........   2003        1.000            1.130                --

   Capital Growth Portfolio -- Class B (7/03)...............   2003        1.000            1.118            99,871

   Global Discovery Portfolio -- Class B (7/03).............   2003        1.000            1.256                --

   Growth & Income Portfolio -- Class B (6/03)..............   2003        1.000            1.130            11,807

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   Health Sciences Portfolio -- Class B (6/03)..............   2003        1.000            1.125             7,708

   International Portfolio -- Class B (7/03)................   2003        1.000            1.187             7,337

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (8/03)....   2003        1.000            1.167                --

   Scudder Blue Chip Portfolio -- Class B (6/03)............   2003        1.000            1.158            32,460

   Scudder Large Cap Value Portfolio -- Class B (7/03)......   2003        1.000            1.165           130,307

   Scudder Fixed Income Portfolio -- Class B (6/03).........   2003        1.000            0.991            42,825

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2003        1.000            1.183             2,944

   Scudder Government & Agency Portfolio -- Class B (6/03)..   2003        1.000            0.998            34,617

   Scudder Growth Portfolio -- Class B (7/03)...............   2003        1.000            1.111                --

   Scudder High Income Portfolio -- Class B (6/03)..........   2003        1.000            1.094            75,380

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.212            12,608

   Scudder Money Market Portfolio -- Class B (7/03).........   2003        1.000            0.992            58,943

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2003        1.000            1.135           128,991

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2003        1.000            0.987            12,077

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2003        1.000            1.218                --

   Scudder Total Return Portfolio -- Class B (7/03).........   2003        1.000            1.066            54,839

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2003        1.000            1.161           163,942

   SVS Dreman Financial Services Portfolio -- Class B (7/03)   2003        1.000            1.132                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   SVS Dreman High Return Equity Portfolio -- Class B (6/03)   2003        1.000            1.165            75,935

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2003        1.000            1.247           164,572

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.120           100,939

   SVS Focus Value & Growth Portfolio -- Class B (8/03).....   2003        1.000            1.160                --

   SVS Index 500 Portfolio -- Class B (7/03)................   2003        1.000            1.135            26,170

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2003        1.000            1.178             3,340

   SVS Janus Growth And Income Portfolio -- Class B (8/03)..   2003        1.000            1.122            16,750

   SVS Janus Growth Opportunities Portfolio -- Class B (7/03)  2003        1.000            1.113            11,797

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2003        1.000            1.124             9,054

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2003        1.000            1.196             3,270

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2003        1.000            1.215            69,432

The Alger American Fund

   Alger American Balanced Portfolio -- Class S Shares (6/03)  2003        1.000            1.065            12,814

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (7/03)............................................   2003        1.000            1.124                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/03)........................   2003        1.000            1.315                --

   Global Post-Venture Capital Portfolio (6/03).............   2003        1.000            1.234                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)..   2003        1.000            1.168             2,954

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-- Service
   Shares (9/03)............................................   2003        1.000            1.122                --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -- Utilities Fund (7/03).....................   2003        1.000            1.063                --

Scudder VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (6/03)  2003        1.000            1.160            19,416

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (8/03)..........   2003        1.000            1.124                --

   Capital Growth Portfolio -- Class B (7/03)...............   2003        1.000            1.112             4,458

   Global Discovery Portfolio -- Class B (7/03).............   2003        1.000            1.249                --

   Growth & Income Portfolio -- Class B (6/03)..............   2003        1.000            1.124             3,037

   Health Sciences Portfolio -- Class B (6/03)..............   2003        1.000            1.119             3,026

   International Portfolio -- Class B (7/03)................   2003        1.000            1.181                --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (8/03)....   2003        1.000            1.161                --

   Scudder Blue Chip Portfolio -- Class B (6/03)............   2003        1.000            1.152             5,171

   Scudder Large Cap Value Portfolio -- Class B (7/03)......   2003        1.000            1.159            52,234

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   Scudder Fixed Income Portfolio -- Class B (6/03).........   2003        1.000            0.985            76,330

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2003        1.000            1.176                --

   Scudder Government & Agency Portfolio -- Class B (6/03)..   2003        1.000            0.992            32,340

   Scudder Growth Portfolio -- Class B (7/03)...............   2003        1.000            1.105            41,847

   Scudder High Income Portfolio -- Class B (6/03)..........   2003        1.000            1.088            51,580

   Scudder International Select Equity Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.206             6,416

   Scudder Money Market Portfolio -- Class B (7/03).........   2003        1.000            0.987             1,914

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2003        1.000            1.129             1,694

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2003        1.000            0.982            40,148

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2003        1.000            1.212             3,721

   Scudder Total Return Portfolio -- Class B (7/03).........   2003        1.000            1.060            19,675

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2003        1.000            1.154            12,988

   SVS Dreman Financial Services Portfolio -- Class B (7/03)   2003        1.000            1.126             3,952

   SVS Dreman High Return Equity Portfolio -- Class B (6/03)   2003        1.000            1.159            16,681

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2003        1.000            1.241             7,314

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03)...........................................   2003        1.000            1.115            27,322

   SVS Focus Value & Growth Portfolio -- Class B (8/03).....   2003        1.000            1.154             2,261

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
--------------                                                ------  --------------    -------------    ---------------
   SVS Index 500 Portfolio -- Class B (7/03)................   2003        1.000            1.128            11,827

   SVS INVESCO Dynamic Growth Portfolio -- Class B (8/03)...   2003        1.000            1.172                --

   SVS Janus Growth And Income Portfolio -- Class B (8/03)..   2003        1.000            1.116            24,774

   SVS Janus Growth Opportunities Portfolio -- Class B (7/03)  2003        1.000            1.107                --

   SVS MFS Strategic Value Portfolio -- Class B (8/03)......   2003        1.000            1.119             3,966

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2003        1.000            1.190             8,848

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2003        1.000            1.209            13,836

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (6/03)  2003        1.000            1.059            30,769

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (7/03)............................................   2003        1.000            1.118             2,820


                                      NOTES

Effective May 3, 2004, the Scudder Variable Series II: Scudder Contrarian Value Portfolio - Class B shares changed its name to Scudder Variable Series II:
Scudder Large Cap Value Portfolio.

Effective May 3, 2004, the Scudder Variable Series II: Scudder Government Securities Portfolio - Class B shares changed its name to Scudder Variable Series II: Scudder Government & Agency Securities Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
               (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months prior to the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19932S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19932S-TLAC.

Name:
        -------------------------------------------------------------------
Address:

        -------------------------------------------------------------------

        -------------------------------------------------------------------

L-19972                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY...................................................      2
PRINCIPAL UNDERWRITER...................................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................      2
VALUATION OF ASSETS.....................................................      3
FEDERAL TAX CONSIDERATIONS..............................................      4
INDEPENDENT AUDITORS....................................................      7
CONDENSED FINANCIAL INFORMATION.........................................      8
FINANCIAL STATEMENTS....................................................    F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TIC Separate Account Eleven for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-----------------------------------------------------------------------------------------------
                  UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                          BY THE COMPANY                          RETAINED BY TDLLC
-----------------------------------------------------------------------------------------------
2003                              $73,223                                    $0
-----------------------------------------------------------------------------------------------

2002                              $88,393                                    $0
-----------------------------------------------------------------------------------------------

2001                             $104,518                                    $0
-----------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);

      (b) = any deduction for applicable taxes (presently zero); and

      (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Eleven for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                          PIONEER ANNUISTAR PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Money Market Portfolio (8/03)                               2003        1.000             0.993                35,690

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2003        1.000             1.224                 6,871

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2003        1.000             1.243                 4,473

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2003        1.000             1.215                 2,381

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2003        1.000             1.334                 7,956

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2003        1.000             1.337                66,608

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (9/03)                                      2003        1.000             1.255                15,082

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2003        1.000             1.232                64,877

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2003        1.000             1.412                55,256

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000             0.995                    --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2003        1.000             1.109                    --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000             1.509                    71

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000             1.204                18,295

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2003        1.000             1.282                 3,595

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2003        1.000             1.211                64,776

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000             1.153                    --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2003        1.000             1.151                92,962

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000             1.288                    --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000             1.322                60,324

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000             1.260                 5,240

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000             1.353                62,274

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2003        1.000             1.284                 4,304

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000             1.088                   195

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2003        1.000             1.190                    --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2003        1.000             1.114                 2,221

                          PIONEER ANNUISTAR PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Money Market Portfolio (8/03)                               2003        1.000            0.993                     --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2003        1.000            1.224                     --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2003        1.000            1.243                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2003        1.000            1.214                     --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2003        1.000            1.333                     --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2003        1.000            1.336                     --

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (9/03)                                      2003        1.000            1.255                     --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2003        1.000            1.231                     --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2003        1.000            1.411                     --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000            0.994                     --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2003        1.000            1.109                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.508                     --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.203                     --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2003        1.000            1.281                     --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2003        1.000            1.211                     --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.152                     --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2003        1.000            1.151                     --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.288                     --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.322                     --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.259                     --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.353                     --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2003        1.000            1.283                     --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.088                     --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2003        1.000            1.190                     --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2003        1.000            1.113                     --

                          PIONEER ANNUISTAR PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Money Market Portfolio (8/03)                               2003        1.000            0.992                  1,126

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2003        1.000            1.222                    456

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2003        1.000            1.241                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2003        1.000            1.213                  3,132

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2003        1.000            1.332                    208

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2003        1.000            1.335                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (9/03)                                      2003        1.000            1.254                    278

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2003        1.000            1.230                  1,559

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2003        1.000            1.410                  1,383

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000            0.993                    983

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2003        1.000            1.108                     --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.507                    469

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.202                  1,599

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2003        1.000            1.280                     --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2003        1.000            1.210                    520

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.151                    243

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2003        1.000            1.150                  1,922

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.287                     --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.321                  1,767

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.258                  1,385

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.352                  3,132

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2003        1.000            1.282                     --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.087                  3,422

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2003        1.000            1.189                    964

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2003        1.000            1.112                  1,709

                          PIONEER ANNUISTAR PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Money Market Portfolio (8/03)                               2003        1.000           0.992                 209,193

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2003        1.000           1.222                  27,451

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2003        1.000           1.241                  74,814

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2003        1.000           1.213                  24,924

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2003        1.000           1.331                  88,557

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2003        1.000           1.334                 104,988

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (9/03)                                      2003        1.000           1.253                  85,642

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2003        1.000           1.230                   6,651

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2003        1.000           1.409                  43,123

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           0.993                  14,909

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2003        1.000           1.107                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000           1.506                  34,133

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000           1.202                  14,010

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2003        1.000           1.280                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2003        1.000           1.209                 223,615

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000           1.151                  44,909

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2003        1.000           1.149                 132,252

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000           1.286                   7,263

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000           1.320                  67,885

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000           1.258                  81,414

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000           1.351                  34,490

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2003        1.000           1.282                  11,543

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000           1.086                 141,425

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2003        1.000           1.188                  44,779

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2003        1.000           1.112                  68,443

                          PIONEER ANNUISTAR PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Money Market Portfolio (8/03)                               2003        1.000            0.991                 72,439

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2003        1.000            1.221                 25,355

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2003        1.000            1.240                 73,780

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2003        1.000            1.211                 21,619

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2003        1.000            1.330                 17,078

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2003        1.000            1.333                 14,359

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (9/03)                                      2003        1.000            1.252                 33,415

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2003        1.000            1.229                 74,549

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2003        1.000            1.408                 20,711

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000            0.992                     --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2003        1.000            1.106                 84,158

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.505                  9,952

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.201                 44,867

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2003        1.000            1.278                 15,488

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2003        1.000            1.208                 27,860

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.149                 15,157

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2003        1.000            1.148                 81,714

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.285                     --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.319                 70,089

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.256                    347

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.350                 78,883

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2003        1.000            1.281                    165

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.085                120,462

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2003        1.000            1.187                 15,432

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2003        1.000            1.111                     --

                          PIONEER ANNUISTAR PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Money Market Portfolio (8/03)                               2003        1.000            0.990                     --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2003        1.000            1.220                     --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2003        1.000            1.239                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2003        1.000            1.211                     --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2003        1.000            1.330                     --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2003        1.000            1.333                     --

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (9/03)                                      2003        1.000            1.252                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2003        1.000            1.228                     --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2003        1.000            1.407                     --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000            0.991                     --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2003        1.000            1.106                     --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.504                     --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.200                     --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2003        1.000            1.278                     --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2003        1.000            1.208                     --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.149                     --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2003        1.000            1.148                     --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.284                     --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.318                     --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.256                     --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.349                     --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2003        1.000            1.280                     --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.085                     --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2003        1.000            1.187                     --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2003        1.000            1.110                     --

                          PIONEER ANNUISTAR PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Money Market Portfolio (8/03)                               2003        1.000            0.989                212,768

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2003        1.000            1.219                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2003        1.000            1.238                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2003        1.000            1.210                     --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2003        1.000            1.328                     --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2003        1.000            1.331                     --

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (9/03)                                      2003        1.000            1.250                     --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2003        1.000            1.227                     --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2003        1.000            1.406                     --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000            0.991                     --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2003        1.000            1.105                     --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.503                     --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.199                     --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2003        1.000            1.277                     --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2003        1.000            1.207                     --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.148                     --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2003        1.000            1.147                     --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.283                     --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.317                  2,410

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.255                     --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2003        1.000            1.348                  2,360

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2003        1.000            1.279                     --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2003        1.000            1.084                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2003        1.000            1.186                     --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2003        1.000            1.109                     --

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         PORTFOLIO ARCHITECT PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Capital Appreciation Fund (8/03)                            2003        1.000            1.215                     --

   Money Market Portfolio (8/03)                               2003        1.000            0.993                 35,690

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2003        1.000            1.145                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2003        1.000            1.319                 11,044

   Growth Fund - Class 2 Shares (6/03)                         2003        1.000            1.258                 38,751

   Growth-Income Fund - Class 2 Shares (6/03)                  2003        1.000            1.256                 46,149

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2003        1.000            1.263                 21,207

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.170                  1,473

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.283                  5,436

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000            1.206                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2003        1.000            1.478                  1,493

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2003        1.000            1.326                     --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2003        1.000            1.211                  4,842

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000            1.272                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2003        1.000            1.227                 19,180

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2003        1.000            1.093                     --

   Global Life Sciences Portfolio - Service Shares (8/03)      2003        1.000            1.191                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Global Technology Portfolio - Service Shares (8/03)         2003        1.000            1.385                     --

   Worldwide Growth Portfolio - Service Shares (8/03)          2003        1.000            1.253                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2003        1.000            1.333                  6,277

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2003        1.000            1.242                  2,811

   Mid-Cap Value Portfolio (6/03)                              2003        1.000            1.257                  7,069

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (1/00)                                            2003        1.000            1.079                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (1/04)                                            2003        1.000            1.072                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2003        1.000            1.046                  9,049

   Total Return Portfolio - Administrative Class (6/03)        2003        1.000            1.012                 75,253

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2003        1.000            1.292                  3,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2003        1.000            1.428                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2003        1.000            1.309                  5,709

   Investors Fund - Class I (8/03)                             2003        1.000            1.273                  3,304

   Large Cap Growth Fund - Class I (8/03)                      2003        1.000            1.307                  1,666

   Small Cap Growth Fund - Class I (7/03)                      2003        1.000            1.429                  1,516

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2003        1.000            1.140                  6,407

   Disciplined Mid Cap Stock Portfolio (8/03)                  2003        1.000            1.298                     --

   Equity Income Portfolio (9/03)                              2003        1.000            1.234                     --

   Federated High Yield Portfolio (7/03)                       2003        1.000            1.108                  3,324

   Federated Stock Portfolio (10/03)                           2003        1.000            1.250                     --

   Large Cap Portfolio (11/03)                                 2003        1.000            1.188                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Lazard International Stock Portfolio (8/03)                 2003        1.000            1.265                     --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2003        1.000            1.160                     --

   MFS Emerging Growth Portfolio (10/03)                       2003        1.000            1.196                     --

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000            1.281                  1,686

   Pioneer Fund Portfolio (6/03)                               2003        1.000            1.190                     --

   Travelers Quality Bond Portfolio (6/03)                     2003        1.000            1.014                 22,690

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000            1.225                  2,770

   MFS Total Return Portfolio (6/03)                           2003        1.000            1.125                  9,177

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2003        1.000            0.998                 13,349

   Strategic Equity Portfolio (8/03)                           2003        1.000            1.228                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2003        1.000            1.260                     --

   Enterprise Portfolio - Class II Shares (10/03)              2003        1.000            1.187                     --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2003        1.000            1.239                  5,670

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2003        1.000            1.184                     --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2003        1.000            1.410                  2,732

                         PORTFOLIO ARCHITECT PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Capital Appreciation Fund (8/03)                            2003        1.000            1.215                     --

   Money Market Portfolio (8/03)                               2003        1.000            0.993                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2003        1.000            1.145                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2003        1.000            1.318                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Growth Fund - Class 2 Shares (6/03)                         2003        1.000            1.257                     --

   Growth-Income Fund - Class 2 Shares (6/03)                  2003        1.000            1.255                     --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2003        1.000            1.263                     --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.170                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.283                     --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000            1.206                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2003        1.000            1.477                     --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2003        1.000            1.326                     --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2003        1.000            1.210                     --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000            1.272                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2003        1.000            1.227                     --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2003        1.000            1.093                     --

   Global Life Sciences Portfolio - Service Shares (8/03)      2003        1.000            1.190                     --

   Global Technology Portfolio - Service Shares (8/03)         2003        1.000            1.384                     --

   Worldwide Growth Portfolio - Service Shares (8/03)          2003        1.000            1.252                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2003        1.000            1.333                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2003        1.000            1.241                     --

   Mid-Cap Value Portfolio (6/03)                              2003        1.000            1.257                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (1/00)                                            2003        1.000            1.078                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (1/04)                                            2003        1.000            1.072                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2003        1.000            1.045                     --

   Total Return Portfolio - Administrative Class (6/03)        2003        1.000            1.012                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2003        1.000            1.292                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2003        1.000            1.428                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2003        1.000            1.309                     --

   Investors Fund - Class I (8/03)                             2003        1.000            1.272                     --

   Large Cap Growth Fund - Class I (8/03)                      2003        1.000            1.306                     --

   Small Cap Growth Fund - Class I (7/03)                      2003        1.000            1.428                     --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2003        1.000            1.139                     --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2003        1.000            1.298                     --

   Equity Income Portfolio (9/03)                              2003        1.000            1.233                     --

   Federated High Yield Portfolio (7/03)                       2003        1.000            1.107                     --

   Federated Stock Portfolio (10/03)                           2003        1.000            1.250                     --

   Large Cap Portfolio (11/03)                                 2003        1.000            1.187                     --

   Lazard International Stock Portfolio (8/03)                 2003        1.000            1.264                     --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2003        1.000            1.160                     --

   MFS Emerging Growth Portfolio (10/03)                       2003        1.000            1.195                     --

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000            1.280                     --

   Pioneer Fund Portfolio (6/03)                               2003        1.000            1.190                     --

   Travelers Quality Bond Portfolio (6/03)                     2003        1.000            1.014                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000            1.224                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   MFS Total Return Portfolio (6/03)                           2003        1.000            1.125                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2003        1.000            0.998                     --

   Strategic Equity Portfolio (8/03)                           2003        1.000            1.227                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2003        1.000            1.259                     --

   Enterprise Portfolio - Class II Shares (10/03)              2003        1.000            1.186                     --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2003        1.000            1.238                     --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2003        1.000            1.184                     --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2003        1.000            1.409                     --

                         PORTFOLIO ARCHITECT PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Capital Appreciation Fund (8/03)                            2003        1.000            1.214                     --

   Money Market Portfolio (8/03)                               2003        1.000            0.992                  1,126

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2003        1.000            1.144                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2003        1.000            1.317                  3,650

   Growth Fund - Class 2 Shares (6/03)                         2003        1.000            1.256                  3,708

   Growth-Income Fund - Class 2 Shares (6/03)                  2003        1.000            1.254                     --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2003        1.000            1.261                     --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.169                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.282                     --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000            1.204                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2003        1.000            1.476                     --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2003        1.000            1.325                     --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2003        1.000            1.209                     --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000            1.271                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2003        1.000            1.226                  4,498

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2003        1.000            1.092                  4,105

   Global Life Sciences Portfolio - Service Shares (8/03)      2003        1.000            1.189                     --

   Global Technology Portfolio - Service Shares (8/03)         2003        1.000            1.383                     --

   Worldwide Growth Portfolio - Service Shares (8/03)          2003        1.000            1.251                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2003        1.000            1.331                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2003        1.000            1.240                     --

   Mid-Cap Value Portfolio (6/03)                              2003        1.000            1.255                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (1/00)                                            2003        1.000            1.078                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (1/04)                                            2003        1.000            1.072                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2003        1.000            1.044                  1,491

   Total Return Portfolio - Administrative Class (6/03)        2003        1.000            1.011                  2,745

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2003        1.000            1.291                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2003        1.000            1.427                  3,895

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2003        1.000            1.308                  3,626

   Investors Fund - Class I (8/03)                             2003        1.000            1.271                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Large Cap Growth Fund - Class I (8/03)                      2003        1.000            1.305                     --

   Small Cap Growth Fund - Class I (7/03)                      2003        1.000            1.427                     --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2003        1.000            1.138                     --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2003        1.000            1.297                     --

   Equity Income Portfolio (9/03)                              2003        1.000            1.232                     --

   Federated High Yield Portfolio (7/03)                       2003        1.000            1.106                     --

   Federated Stock Portfolio (10/03)                           2003        1.000            1.248                     --

   Large Cap Portfolio (11/03)                                 2003        1.000            1.186                     --

   Lazard International Stock Portfolio (8/03)                 2003        1.000            1.263                     --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2003        1.000            1.159                     --

   MFS Emerging Growth Portfolio (10/03)                       2003        1.000            1.194                     --

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000            1.279                  4,097

   Pioneer Fund Portfolio (6/03)                               2003        1.000            1.189                  3,919

   Travelers Quality Bond Portfolio (6/03)                     2003        1.000            1.013                  4,268

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000            1.223                     --

   MFS Total Return Portfolio (6/03)                           2003        1.000            1.124                 13,777

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2003        1.000            0.998                     --

   Strategic Equity Portfolio (8/03)                           2003        1.000            1.226                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2003        1.000            1.258                  3,744

   Enterprise Portfolio - Class II Shares (10/03)              2003        1.000            1.185                     --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2003        1.000            1.237                  3,789

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2003        1.000            1.183                     --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Mid Cap Portfolio - Service Class 2 (9/03)                  2003        1.000            1.408                     --

                         PORTFOLIO ARCHITECT PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Capital Appreciation Fund (8/03)                            2003        1.000           1.213                      --

   Money Market Portfolio (8/03)                               2003        1.000           0.992                 209,193

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2003        1.000           1.143                  87,307

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2003        1.000           1.316                  65,426

   Growth Fund - Class 2 Shares (6/03)                         2003        1.000           1.256                 122,741

   Growth-Income Fund - Class 2 Shares (6/03)                  2003        1.000           1.253                  43,217

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2003        1.000           1.261                  44,975

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/03)                                               2003        1.000           1.168                 109,773

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2003        1.000           1.281                  28,075

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000           1.204                  22,515

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2003        1.000           1.475                   1,590

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2003        1.000           1.324                  45,353

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2003        1.000           1.209                 158,338

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000           1.270                  19,886

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2003        1.000           1.225                  17,948

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2003        1.000           1.092                  37,800

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Global Life Sciences Portfolio - Service Shares (8/03)      2003        1.000           1.189                   8,070

   Global Technology Portfolio - Service Shares (8/03)         2003        1.000           1.382                   3,172

   Worldwide Growth Portfolio - Service Shares (8/03)          2003        1.000           1.250                  23,765

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2003        1.000           1.331                  23,413

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2003        1.000           1.240                 115,681

   Mid-Cap Value Portfolio (6/03)                              2003        1.000           1.255                  80,924

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (1/00)                                            2003        1.000           1.078                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (1/04)                                            2003        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2003        1.000           1.044                 261,423

   Total Return Portfolio - Administrative Class (6/03)        2003        1.000           1.010                 289,491

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2003        1.000           1.290                  58,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2003        1.000           1.426                  52,490

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2003        1.000           1.307                  26,477

   Investors Fund - Class I (8/03)                             2003        1.000           1.271                   3,339

   Large Cap Growth Fund - Class I (8/03)                      2003        1.000           1.305                  31,437

   Small Cap Growth Fund - Class I (7/03)                      2003        1.000           1.426                 132,722

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2003        1.000           1.138                  17,795

   Disciplined Mid Cap Stock Portfolio (8/03)                  2003        1.000           1.296                  29,961

   Equity Income Portfolio (9/03)                              2003        1.000           1.232                  71,218

   Federated High Yield Portfolio (7/03)                       2003        1.000           1.106                 199,446

   Federated Stock Portfolio (10/03)                           2003        1.000           1.248                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Large Cap Portfolio (11/03)                                 2003        1.000           1.186                      --

   Lazard International Stock Portfolio (8/03)                 2003        1.000           1.263                  12,218

   Merrill Lynch Large Cap Core Portfolio (6/03)               2003        1.000           1.158                  23,203

   MFS Emerging Growth Portfolio (10/03)                       2003        1.000           1.194                  41,150

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000           1.279                  51,741

   Pioneer Fund Portfolio (6/03)                               2003        1.000           1.188                   5,784

   Travelers Quality Bond Portfolio (6/03)                     2003        1.000           1.013                 122,184

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000           1.223                  12,633

   MFS Total Return Portfolio (6/03)                           2003        1.000           1.123                 374,060

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2003        1.000           0.998                      --

   Strategic Equity Portfolio (8/03)                           2003        1.000           1.225                  20,681

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2003        1.000           1.258                 134,028

   Enterprise Portfolio - Class II Shares (10/03)              2003        1.000           1.185                  20,751

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2003        1.000           1.237                  43,662

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2003        1.000           1.182                 100,949

   Mid Cap Portfolio - Service Class 2 (9/03)                  2003        1.000           1.407                  29,632

                         PORTFOLIO ARCHITECT PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Capital Appreciation Fund (8/03)                            2003        1.000            1.212                     --

   Money Market Portfolio (8/03)                               2003        1.000            0.991                 72,439

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2003        1.000            1.142                 40,785

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2003        1.000            1.315                 12,605

   Growth Fund - Class 2 Shares (6/03)                         2003        1.000            1.255                 83,113

   Growth-Income Fund - Class 2 Shares (6/03)                  2003        1.000            1.252                 26,953

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2003        1.000            1.260                 47,454

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.167                  5,498

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.280                 21,213

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000            1.203                 17,717

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2003        1.000            1.474                  3,398

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2003        1.000            1.323                  1,243

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2003        1.000            1.208                 37,287

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000            1.269                 16,040

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2003        1.000            1.224                     --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2003        1.000            1.090                     --

   Global Life Sciences Portfolio - Service Shares (8/03)      2003        1.000            1.188                     --

   Global Technology Portfolio - Service Shares (8/03)         2003        1.000            1.381                     --

   Worldwide Growth Portfolio - Service Shares (8/03)          2003        1.000            1.249                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2003        1.000            1.330                 22,520

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2003        1.000            1.239                 34,800

   Mid-Cap Value Portfolio (6/03)                              2003        1.000            1.254                  7,892

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (1/00)                                            2003        1.000            1.078                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (1/04)                                            2003        1.000            1.071                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2003        1.000            1.043                 28,541

   Total Return Portfolio - Administrative Class (6/03)        2003        1.000            1.009                 81,011

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2003        1.000            1.289                  3,747

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2003        1.000            1.425                 37,938

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2003        1.000            1.306                 55,335

   Investors Fund - Class I (8/03)                             2003        1.000            1.269                 25,320

   Large Cap Growth Fund - Class I (8/03)                      2003        1.000            1.303                  6,042

   Small Cap Growth Fund - Class I (7/03)                      2003        1.000            1.425                 20,906

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2003        1.000            1.137                150,302

   Disciplined Mid Cap Stock Portfolio (8/03)                  2003        1.000            1.295                  3,737

   Equity Income Portfolio (9/03)                              2003        1.000            1.230                     --

   Federated High Yield Portfolio (7/03)                       2003        1.000            1.105                 19,555

   Federated Stock Portfolio (10/03)                           2003        1.000            1.247                 26,121

   Large Cap Portfolio (11/03)                                 2003        1.000            1.184                     --

   Lazard International Stock Portfolio (8/03)                 2003        1.000            1.262                     --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2003        1.000            1.157                     --

   MFS Emerging Growth Portfolio (10/03)                       2003        1.000            1.193                     --

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000            1.277                 14,628

   Pioneer Fund Portfolio (6/03)                               2003        1.000            1.187                     --

   Travelers Quality Bond Portfolio (6/03)                     2003        1.000            1.012                 12,933

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000            1.221                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   MFS Total Return Portfolio (6/03)                           2003        1.000            1.122                 39,388

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2003        1.000            0.997                     --

   Strategic Equity Portfolio (8/03)                           2003        1.000            1.224                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2003        1.000            1.256                 50,511

   Enterprise Portfolio - Class II Shares (10/03)              2003        1.000            1.183                     --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2003        1.000            1.235                 29,165

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2003        1.000            1.181                  7,866

   Mid Cap Portfolio - Service Class 2 (9/03)                  2003        1.000            1.406                 59,277

                         PORTFOLIO ARCHITECT PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Capital Appreciation Fund (8/03)                            2003        1.000           1.212                      --

   Money Market Portfolio (8/03)                               2003        1.000           0.990                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2003        1.000           1.142                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2003        1.000           1.315                      --

   Growth Fund - Class 2 Shares (6/03)                         2003        1.000           1.254                   5,869

   Growth-Income Fund - Class 2 Shares (6/03)                  2003        1.000           1.252                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2003        1.000           1.259                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/03)                                               2003        1.000           1.167                   6,273

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2003        1.000           1.279                   5,778

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000           1.202                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2003        1.000           1.473                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2003        1.000           1.322                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2003        1.000           1.207                      --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000           1.268                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2003        1.000           1.224                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2003        1.000           1.090                   6,474

   Global Life Sciences Portfolio - Service Shares (8/03)      2003        1.000           1.187                      --

   Global Technology Portfolio - Service Shares (8/03)         2003        1.000           1.381                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2003        1.000           1.249                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (6/03)                              2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (1/00)                                            2003        1.000           1.078                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (1/04)                                            2003        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2003        1.000           1.042                      --

   Total Return Portfolio - Administrative Class (6/03)        2003        1.000           1.009                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2003        1.000           1.288                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2003        1.000           1.424                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2003        1.000           1.305                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Investors Fund - Class I (8/03)                             2003        1.000           1.269                      --

   Large Cap Growth Fund - Class I (8/03)                      2003        1.000           1.303                      --

   Small Cap Growth Fund - Class I (7/03)                      2003        1.000           1.424                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2003        1.000           1.136                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2003        1.000           1.294                      --

   Equity Income Portfolio (9/03)                              2003        1.000           1.230                      --

   Federated High Yield Portfolio (7/03)                       2003        1.000           1.104                      --

   Federated Stock Portfolio (10/03)                           2003        1.000           1.246                      --

   Large Cap Portfolio (11/03)                                 2003        1.000           1.184                      --

   Lazard International Stock Portfolio (8/03)                 2003        1.000           1.261                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2003        1.000           1.157                      --

   MFS Emerging Growth Portfolio (10/03)                       2003        1.000           1.192                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000           1.277                      --

   Pioneer Fund Portfolio (6/03)                               2003        1.000           1.187                      --

   Travelers Quality Bond Portfolio (6/03)                     2003        1.000           1.011                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000           1.221                      --

   MFS Total Return Portfolio (6/03)                           2003        1.000           1.122                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2003        1.000           0.997                      --

   Strategic Equity Portfolio (8/03)                           2003        1.000           1.224                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2003        1.000           1.256                      --

   Enterprise Portfolio - Class II Shares (10/03)              2003        1.000           1.183                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2003        1.000           1.235                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2003        1.000           1.181                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2003        1.000           1.405                      --

                         PORTFOLIO ARCHITECT PLUS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Capital Appreciation Fund (8/03)                            2003        1.000            1.210                     --

   Money Market Portfolio (8/03)                               2003        1.000            0.989                212,768

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2003        1.000            1.141                 12,824

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2003        1.000            1.313                 19,633

   Growth Fund - Class 2 Shares (6/03)                         2003        1.000            1.253                 32,809

   Growth-Income Fund - Class 2 Shares (6/03)                  2003        1.000            1.250                 76,884

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2003        1.000            1.258                     --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.166                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2003        1.000            1.278                     --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000            1.201                 42,877

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2003        1.000            1.472                     --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2003        1.000            1.321                 19,698

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2003        1.000            1.206                     --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000            1.267                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2003        1.000            1.223                     --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2003        1.000            1.089                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Global Life Sciences Portfolio - Service Shares (8/03)      2003        1.000            1.186                     --

   Global Technology Portfolio - Service Shares (8/03)         2003        1.000            1.379                     --

   Worldwide Growth Portfolio - Service Shares (8/03)          2003        1.000            1.248                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2003        1.000            1.328                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2003        1.000            1.237                     --

   Mid-Cap Value Portfolio (6/03)                              2003        1.000            1.252                 12,278

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (1/00)                                            2003        1.000            1.078                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (1/04)                                            2003        1.000            1.071                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2003        1.000            1.041                     --

   Total Return Portfolio - Administrative Class (6/03)        2003        1.000            1.008                 68,242

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2003        1.000            1.287                  8,464

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2003        1.000            1.423                 18,683

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2003        1.000            1.304                     --

   Investors Fund - Class I (8/03)                             2003        1.000            1.268                     --

   Large Cap Growth Fund - Class I (8/03)                      2003        1.000            1.302                     --

   Small Cap Growth Fund - Class I (7/03)                      2003        1.000            1.423                     --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2003        1.000            1.135                 11,348

   Disciplined Mid Cap Stock Portfolio (8/03)                  2003        1.000            1.293                     --

   Equity Income Portfolio (9/03)                              2003        1.000            1.229                     --

   Federated High Yield Portfolio (7/03)                       2003        1.000            1.103                 11,662

   Federated Stock Portfolio (10/03)                           2003        1.000            1.245                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Large Cap Portfolio (11/03)                                 2003        1.000            1.183                  8,694

   Lazard International Stock Portfolio (8/03)                 2003        1.000            1.260                 41,364

   Merrill Lynch Large Cap Core Portfolio (6/03)               2003        1.000            1.156                  8,818

   MFS Emerging Growth Portfolio (10/03)                       2003        1.000            1.191                     --

   MFS Mid Cap Growth Portfolio (6/03)                         2003        1.000            1.276                 23,267

   Pioneer Fund Portfolio (6/03)                               2003        1.000            1.186                     --

   Travelers Quality Bond Portfolio (6/03)                     2003        1.000            1.010                 56,488

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000            1.220                     --

   MFS Total Return Portfolio (6/03)                           2003        1.000            1.121                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2003        1.000            0.997                     --

   Strategic Equity Portfolio (8/03)                           2003        1.000            1.223                 11,483

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2003        1.000            1.255                 41,132

   Enterprise Portfolio - Class II Shares (10/03)              2003        1.000            1.182                     --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2003        1.000            1.234                  8,318

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2003        1.000            1.179                     --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2003        1.000            1.404                  7,534

                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                         SCUDDER ADVOCATE REWARDS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03)                          2003        1.000            1.321                  6,207

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000            1.240                  6,382

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2003        1.000            1.173                125,518

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2003        1.000            1.127                 59,530

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (8/03)                         2003        1.000            1.068                  7,638

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2003        1.000            1.165                 67,166

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2003        1.000            1.129                     --

   Capital Growth Portfolio - Class B (8/03)                   2003        1.000            1.117                 14,597

   Global Discovery Portfolio - Class B (10/03)                2003        1.000            1.255                     --

   Growth and Income Portfolio - Class B (7/03)                2003        1.000            1.129                  1,124

   Health Sciences Portfolio - Class B (7/03)                  2003        1.000            1.125                     --

   International Portfolio - Class B (7/03)                    2003        1.000            1.186                     --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2003        1.000            1.166                     --

   Scudder Blue Chip Portfolio - Class B (8/03)                2003        1.000            1.157                     --

   Scudder Contrarian Value Portfolio - Class B (8/03)         2003        1.000            1.164                  3,306

   Scudder Fixed Income Portfolio - Class B (7/03)             2003        1.000            0.990                  3,630

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2003        1.000            1.182                     --

   Scudder Government Securities Portfolio - Class B (7/03)    2003        1.000            0.997                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Scudder Growth Portfolio - Class B (8/03)                   2003        1.000            1.110                    391

   Scudder High Income Portfolio - Class B (7/03)              2003        1.000            1.093                  1,129

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2003        1.000            1.211                     --

   Scudder Money Market Portfolio - Class B (8/03)             2003        1.000            0.992                     --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2003        1.000            1.134                     --

   Scudder Strategic Income Portfolio - Class B (7/03)         2003        1.000            0.986                     --

   Scudder Technology Growth Portfolio - Class B (7/03)        2003        1.000            1.217                 54,667

   Scudder Total Return Portfolio - Class B (7/03)             2003        1.000            1.065                  5,512

   SVS Davis Venture Value Portfolio - Class B (7/03)          2003        1.000            1.160                  9,515

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2003        1.000            1.131                     --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2003        1.000            1.164                  9,483

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2003        1.000            1.246                 88,505

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2003        1.000            1.120                  3,341

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2003        1.000            1.159                  3,274

   SVS Index 500 Portfolio - Class B (7/03)                    2003        1.000            1.134                 12,472

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2003        1.000            1.177                 85,792

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2003        1.000            1.121                120,428

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2003        1.000            1.112                     --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2003        1.000            1.124                  5,386

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2003        1.000            1.195                     --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2003        1.000            1.214                     --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2003        1.000            1.064                  9,834

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2003        1.000            1.123                  9,111

                         SCUDDER ADVOCATE REWARDS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03)                          2003        1.000            1.321                     --

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000            1.239                     --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2003        1.000            1.173                     --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2003        1.000            1.127                     --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (8/03)                         2003        1.000            1.068                     --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2003        1.000            1.165                     --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2003        1.000            1.129                     --

   Capital Growth Portfolio - Class B (8/03)                   2003        1.000            1.116                     --

   Global Discovery Portfolio - Class B (10/03)                2003        1.000            1.255                     --

   Growth and Income Portfolio - Class B (7/03)                2003        1.000            1.129                     --

   Health Sciences Portfolio - Class B (7/03)                  2003        1.000            1.124                     --

   International Portfolio - Class B (7/03)                    2003        1.000            1.186                     --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2003        1.000            1.166                     --

   Scudder Blue Chip Portfolio - Class B (8/03)                2003        1.000            1.157                     --

   Scudder Contrarian Value Portfolio - Class B (8/03)         2003        1.000            1.164                     --

   Scudder Fixed Income Portfolio - Class B (7/03)             2003        1.000            0.989                     --

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2003        1.000            1.181                     --

   Scudder Government Securities Portfolio - Class B (7/03)    2003        1.000            0.997                     --

   Scudder Growth Portfolio - Class B (8/03)                   2003        1.000            1.109                     --

   Scudder High Income Portfolio - Class B (7/03)              2003        1.000            1.093                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2003        1.000            1.211                     --

   Scudder Money Market Portfolio - Class B (8/03)             2003        1.000            0.991                     --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2003        1.000            1.134                     --

   Scudder Strategic Income Portfolio - Class B (7/03)         2003        1.000            0.986                     --

   Scudder Technology Growth Portfolio - Class B (7/03)        2003        1.000            1.217                     --

   Scudder Total Return Portfolio - Class B (7/03)             2003        1.000            1.064                     --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2003        1.000            1.159                     --

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2003        1.000            1.131                     --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2003        1.000            1.164                     --

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2003        1.000            1.246                     --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2003        1.000            1.119                     --

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2003        1.000            1.159                     --

   SVS Index 500 Portfolio - Class B (7/03)                    2003        1.000            1.133                     --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2003        1.000            1.177                     --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2003        1.000            1.121                     --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2003        1.000            1.111                     --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2003        1.000            1.123                     --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2003        1.000            1.195                     --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2003        1.000            1.214                     --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2003        1.000            1.064                     --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2003        1.000            1.122                     --

                         SCUDDER ADVOCATE REWARDS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03)                          2003        1.000            1.320                 19,667

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000            1.238                  1,309

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2003        1.000            1.172                 17,258

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2003        1.000            1.126                     --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (8/03)                         2003        1.000            1.067                 11,440

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2003        1.000            1.164                 20,601

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2003        1.000            1.128                     --

   Capital Growth Portfolio - Class B (8/03)                   2003        1.000            1.115                     --

   Global Discovery Portfolio - Class B (10/03)                2003        1.000            1.254                     --

   Growth and Income Portfolio - Class B (7/03)                2003        1.000            1.128                  5,898

   Health Sciences Portfolio - Class B (7/03)                  2003        1.000            1.123                     --

   International Portfolio - Class B (7/03)                    2003        1.000            1.185                  8,902

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2003        1.000            1.165                     --

   Scudder Blue Chip Portfolio - Class B (8/03)                2003        1.000            1.156                  8,952

   Scudder Contrarian Value Portfolio - Class B (8/03)         2003        1.000            1.163                 20,897

   Scudder Fixed Income Portfolio - Class B (7/03)             2003        1.000            0.989                  9,917

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2003        1.000            1.180                     --

   Scudder Government Securities Portfolio - Class B (7/03)    2003        1.000            0.996                     --

   Scudder Growth Portfolio - Class B (8/03)                   2003        1.000            1.108                 14,943

   Scudder High Income Portfolio - Class B (7/03)              2003        1.000            1.092                  9,316

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2003        1.000            1.210                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Scudder Money Market Portfolio - Class B (8/03)             2003        1.000            0.990                     --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2003        1.000            1.133                  8,769

   Scudder Strategic Income Portfolio - Class B (7/03)         2003        1.000            0.985                     --

   Scudder Technology Growth Portfolio - Class B (7/03)        2003        1.000            1.216                     --

   Scudder Total Return Portfolio - Class B (7/03)             2003        1.000            1.063                     --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2003        1.000            1.158                  9,075

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2003        1.000            1.130                     --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2003        1.000            1.163                  9,146

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2003        1.000            1.245                  5,703

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2003        1.000            1.118                     --

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2003        1.000            1.158                     --

   SVS Index 500 Portfolio - Class B (7/03)                    2003        1.000            1.132                     --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2003        1.000            1.176                     --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2003        1.000            1.120                     --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2003        1.000            1.110                     --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2003        1.000            1.122                     --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2003        1.000            1.194                     --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2003        1.000            1.213                     --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2003        1.000            1.063                 39,445

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2003        1.000            1.121                 17,947

                         SCUDDER ADVOCATE REWARDS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03)                          2003        1.000            1.319                  1,976

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Global Post-Venture Capital Portfolio (11/03)               2003        1.000            1.238                     --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2003        1.000            1.172                 24,866

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2003        1.000            1.125                  4,775

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (8/03)                         2003        1.000            1.066                     --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2003        1.000            1.164                 36,952

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2003        1.000            1.128                 14,431

   Capital Growth Portfolio - Class B (8/03)                   2003        1.000            1.115                 14,329

   Global Discovery Portfolio - Class B (10/03)                2003        1.000            1.253                 12,489

   Growth and Income Portfolio - Class B (7/03)                2003        1.000            1.128                 11,810

   Health Sciences Portfolio - Class B (7/03)                  2003        1.000            1.123                 25,001

   International Portfolio - Class B (7/03)                    2003        1.000            1.185                 27,401

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2003        1.000            1.165                     --

   Scudder Blue Chip Portfolio - Class B (8/03)                2003        1.000            1.156                  7,903

   Scudder Contrarian Value Portfolio - Class B (8/03)         2003        1.000            1.163                 16,699

   Scudder Fixed Income Portfolio - Class B (7/03)             2003        1.000            0.988                101,618

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2003        1.000            1.180                 23,738

   Scudder Government Securities Portfolio - Class B (7/03)    2003        1.000            0.995                 51,517

   Scudder Growth Portfolio - Class B (8/03)                   2003        1.000            1.108                 11,986

   Scudder High Income Portfolio - Class B (7/03)              2003        1.000            1.092                 16,024

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2003        1.000            1.210                 15,460

   Scudder Money Market Portfolio - Class B (8/03)             2003        1.000            0.990                225,779

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Scudder Small Cap Growth Portfolio - Class B (7/03)         2003        1.000            1.133                 21,235

   Scudder Strategic Income Portfolio - Class B (7/03)         2003        1.000            0.985                  5,361

   Scudder Technology Growth Portfolio - Class B (7/03)        2003        1.000            1.216                 20,588

   Scudder Total Return Portfolio - Class B (7/03)             2003        1.000            1.063                 31,204

   SVS Davis Venture Value Portfolio - Class B (7/03)          2003        1.000            1.158                 20,107

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2003        1.000            1.130                  6,031

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2003        1.000            1.163                 29,127

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2003        1.000            1.245                 26,297

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2003        1.000            1.118                 23,169

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2003        1.000            1.157                     --

   SVS Index 500 Portfolio - Class B (7/03)                    2003        1.000            1.132                 23,164

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2003        1.000            1.175                     --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2003        1.000            1.120                 16,272

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2003        1.000            1.110                     --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2003        1.000            1.122                 26,263

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2003        1.000            1.194                  7,465

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2003        1.000            1.213                 15,825

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2003        1.000            1.062                 26,830

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2003        1.000            1.121                  8,789

                         SCUDDER ADVOCATE REWARDS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03)                          2003        1.000            1.318                 33,045

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000            1.237                  3,003

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2003        1.000            1.171                 47,089

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2003        1.000            1.125                     --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (8/03)                         2003        1.000            1.065                 18,475

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2003        1.000            1.163                 91,869

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2003        1.000            1.127                 40,155

   Capital Growth Portfolio - Class B (8/03)                   2003        1.000            1.114                 37,389

   Global Discovery Portfolio - Class B (10/03)                2003        1.000            1.252                 50,341

   Growth and Income Portfolio - Class B (7/03)                2003        1.000            1.127                 83,511

   Health Sciences Portfolio - Class B (7/03)                  2003        1.000            1.122                 75,808

   International Portfolio - Class B (7/03)                    2003        1.000            1.184                 16,378

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2003        1.000            1.164                 16,621

   Scudder Blue Chip Portfolio - Class B (8/03)                2003        1.000            1.155                 96,364

   Scudder Contrarian Value Portfolio - Class B (8/03)         2003        1.000            1.162                 71,711

   Scudder Fixed Income Portfolio - Class B (7/03)             2003        1.000            0.987                 13,999

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2003        1.000            1.179                 84,892

   Scudder Government Securities Portfolio - Class B (7/03)    2003        1.000            0.995                130,356

   Scudder Growth Portfolio - Class B (8/03)                   2003        1.000            1.107                 37,888

   Scudder High Income Portfolio - Class B (7/03)              2003        1.000            1.091                 56,597

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2003        1.000            1.209                 42,984

   Scudder Money Market Portfolio - Class B (8/03)             2003        1.000            0.989                 12,106

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2003        1.000            1.132                 56,974

   Scudder Strategic Income Portfolio - Class B (7/03)         2003        1.000            0.984                 82,870

   Scudder Technology Growth Portfolio - Class B (7/03)        2003        1.000            1.215                 38,978

   Scudder Total Return Portfolio - Class B (7/03)             2003        1.000            1.062                  3,469

   SVS Davis Venture Value Portfolio - Class B (7/03)          2003        1.000            1.157                117,089

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2003        1.000            1.129                 60,581

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2003        1.000            1.162                 75,302

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2003        1.000            1.244                 80,318

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2003        1.000            1.117                 77,535

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2003        1.000            1.157                 37,274

   SVS Index 500 Portfolio - Class B (7/03)                    2003        1.000            1.131                 59,411

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2003        1.000            1.174                     --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2003        1.000            1.119                 47,671

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2003        1.000            1.109                  5,973

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2003        1.000            1.121                 46,772

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2003        1.000            1.193                 32,485

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2003        1.000            1.212                 45,624

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2003        1.000            1.061                158,729

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2003        1.000            1.120                 46,628

                         SCUDDER ADVOCATE REWARDS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03)                          2003        1.000           1.318                      --

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000           1.237                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2003        1.000           1.170                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2003        1.000           1.124                      --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (8/03)                         2003        1.000           1.065                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2003        1.000           1.163                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2003        1.000           1.126                      --

   Capital Growth Portfolio - Class B (8/03)                   2003        1.000           1.114                      --

   Global Discovery Portfolio - Class B (10/03)                2003        1.000           1.252                      --

   Growth and Income Portfolio - Class B (7/03)                2003        1.000           1.126                      --

   Health Sciences Portfolio - Class B (7/03)                  2003        1.000           1.122                      --

   International Portfolio - Class B (7/03)                    2003        1.000           1.183                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2003        1.000           1.163                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2003        1.000           1.154                      --

   Scudder Contrarian Value Portfolio - Class B (8/03)         2003        1.000           1.161                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2003        1.000           0.987                      --

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2003        1.000           1.179                      --

   Scudder Government Securities Portfolio - Class B (7/03)    2003        1.000           0.994                      --

   Scudder Growth Portfolio - Class B (8/03)                   2003        1.000           1.107                      --

   Scudder High Income Portfolio - Class B (7/03)              2003        1.000           1.090                      --

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2003        1.000           1.208                      --

   Scudder Money Market Portfolio - Class B (8/03)             2003        1.000           0.989                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2003        1.000           1.131                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2003        1.000           0.984                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   Scudder Technology Growth Portfolio - Class B (7/03)        2003        1.000           1.214                      --

   Scudder Total Return Portfolio - Class B (7/03)             2003        1.000           1.062                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2003        1.000           1.157                      --

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2003        1.000           1.128                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2003        1.000           1.161                      --

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2003        1.000           1.243                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2003        1.000           1.117                      --

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2003        1.000           1.156                      --

   SVS Index 500 Portfolio - Class B (7/03)                    2003        1.000           1.131                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2003        1.000           1.174                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2003        1.000           1.118                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2003        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2003        1.000           1.121                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2003        1.000           1.192                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2003        1.000           1.211                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2003        1.000           1.061                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2003        1.000           1.120                      --

                         SCUDDER ADVOCATE REWARDS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Credit Suisse Trust
   Emerging Markets Portfolio (10/03)                          2003        1.000            1.317                     --

   Global Post-Venture Capital Portfolio (11/03)               2003        1.000            1.236                     --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2003        1.000            1.169                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2003        1.000            1.123                     --

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Utilities Fund (8/03)                         2003        1.000            1.064                 29,185

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2003        1.000            1.162                     --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2003        1.000            1.125                     --

   Capital Growth Portfolio - Class B (8/03)                   2003        1.000            1.113                     --

   Global Discovery Portfolio - Class B (10/03)                2003        1.000            1.251                     --

   Growth and Income Portfolio - Class B (7/03)                2003        1.000            1.125                     --

   Health Sciences Portfolio - Class B (7/03)                  2003        1.000            1.121                     --

   International Portfolio - Class B (7/03)                    2003        1.000            1.182                     --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2003        1.000            1.162                     --

   Scudder Blue Chip Portfolio - Class B (8/03)                2003        1.000            1.153                     --

   Scudder Contrarian Value Portfolio - Class B (8/03)         2003        1.000            1.160                     --

   Scudder Fixed Income Portfolio - Class B (7/03)             2003        1.000            0.986                 59,532

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2003        1.000            1.178                     --

   Scudder Government Securities Portfolio - Class B (7/03)    2003        1.000            0.994                     --

   Scudder Growth Portfolio - Class B (8/03)                   2003        1.000            1.106                     --

   Scudder High Income Portfolio - Class B (7/03)              2003        1.000            1.090                 92,518

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2003        1.000            1.207                     --

   Scudder Money Market Portfolio - Class B (8/03)             2003        1.000            0.988                     --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2003        1.000            1.130                     --

   Scudder Strategic Income Portfolio - Class B (7/03)         2003        1.000            0.983                179,617

   Scudder Technology Growth Portfolio - Class B (7/03)        2003        1.000            1.213                     --

   Scudder Total Return Portfolio - Class B (7/03)             2003        1.000            1.061                     --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------  ------  ---------------  ---------------  -----------------
   SVS Davis Venture Value Portfolio - Class B (7/03)          2003        1.000            1.156                 28,804

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2003        1.000            1.127                     --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2003        1.000            1.160                 49,593

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2003        1.000            1.242                     --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2003        1.000            1.116                     --

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2003        1.000            1.155                     --

   SVS Index 500 Portfolio - Class B (7/03)                    2003        1.000            1.130                133,925

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2003        1.000            1.173                 31,765

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2003        1.000            1.117                     --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2003        1.000            1.108                     --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2003        1.000            1.120                     --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2003        1.000            1.191                 78,041

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2003        1.000            1.210                 30,545

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2003        1.000            1.060                     --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2003        1.000            1.119                     --

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

ANNUAL REPORT
DECEMBER 31, 2003

                           TIC SEPARATE ACCOUNT ELEVEN
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                   AIM V.I.
                                          CAPITAL            MONEY         AIM V.I. CAPITAL      MID CAP CORE
                                       APPRECIATION          MARKET      APPRECIATION FUND -    EQUITY FUND -
                                           FUND            PORTFOLIO          SERIES II           SERIES II
                                       ------------        ---------     -------------------    -------------
ASSETS:
  Investments at market value:           $  8,009           $617,103           $ 93,030           $252,713

  Receivables:
    Dividends ................                 --                146                 --                 --
                                         --------           --------           --------           --------

      Total Assets ...........              8,009            617,249             93,030            252,713
                                         --------           --------           --------           --------

LIABILITIES:
  Payables:
    Insurance charges ........                  2                153                 20                 60
    Administrative fees ......                 --                 12                  1                  5
                                         --------           --------           --------           --------

      Total Liabilities ......                  2                165                 21                 65
                                         --------           --------           --------           --------

NET ASSETS:                              $  8,007           $617,084           $ 93,009           $252,648
                                         ========           ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                      ALLIANCEBERNSTEIN    GLOBAL GROWTH                           GROWTH-INCOME
                                       PREMIER GROWTH      FUND - CLASS 2      GROWTH FUND -       FUND - CLASS 2
                                     PORTFOLIO - CLASS B       SHARES          CLASS 2 SHARES          SHARES
                                     -------------------   --------------      --------------      --------------
ASSETS:
  Investments at market value:            $175,768            $165,832            $476,052            $371,571

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             175,768             165,832             476,052             371,571
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  44                  37                 110                  88
    Administrative fees ......                   3                   3                   9                   7
                                          --------            --------            --------            --------

      Total Liabilities ......                  47                  40                 119                  95
                                          --------            --------            --------            --------

NET ASSETS:                               $175,721            $165,792            $475,933            $371,476
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            DELAWARE                                 DREYFUS
   EMERGING             GLOBAL              VIP REIT        DREYFUS MIDCAP     SOCIALLY RESPONSIBLE       DREYFUS VIF
    MARKETS          POST-VENTURE      SERIES - STANDARD   STOCK PORTFOLIO -   GROWTH FUND, INC. -   APPRECIATION PORTFOLIO -
   PORTFOLIO      CAPITAL PORTFOLIO          CLASS          SERVICE SHARES        SERVICE SHARES         INITIAL SHARES
   ---------      -----------------    -----------------   -----------------   --------------------  ------------------------
   $ 80,340            $ 13,252            $167,656            $262,755              $ 72,484                $143,743

         --                  --                  --                  --                    --                      --
   --------            --------            --------            --------              --------                --------

     80,340              13,252             167,656             262,755                72,484                 143,743
   --------            --------            --------            --------              --------                --------

         20                   3                  40                  61                    15                      34
          2                   1                   3                   5                     2                       3
   --------            --------            --------            --------              --------                --------

         22                   4                  43                  66                    17                      37
   --------            --------            --------            --------              --------                --------

   $ 80,318            $ 13,248            $167,613            $262,689              $ 72,467                $143,706
   ========            ========            ========            ========              ========                ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         DREYFUS VIF                                 FRANKLIN
                                     DEVELOPING LEADERS     FRANKLIN RISING          SMALL CAP         MUTUAL SHARES
                                     PORTFOLIO - INITIAL  DIVIDENDS SECURITIES     FUND - CLASS 2    SECURITIES FUND -
                                           SHARES         FUND - CLASS 2 SHARES        SHARES          CLASS 2 SHARES
                                     -------------------  ---------------------    --------------    -----------------
ASSETS:
  Investments at market value:            $125,290                $ 82,038            $161,467            $133,118

  Receivables:
    Dividends ................                  --                      --                  --                  --
                                          --------                --------            --------            --------

      Total Assets ...........             125,290                  82,038             161,467             133,118
                                          --------                --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  29                      18                  37                  34
    Administrative fees ......                   3                       1                   3                   3
                                          --------                --------            --------            --------

      Total Liabilities ......                  32                      19                  40                  37
                                          --------                --------            --------            --------

NET ASSETS:                               $125,258                $ 82,019            $161,427            $133,081
                                          ========                ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

   TEMPLETON
  DEVELOPING                                                                                         SALOMON BROTHERS
    MARKETS           TEMPLETON           TEMPLETON                              SALOMON BROTHERS        VARIABLE
  SECURITIES           FOREIGN              GROWTH           EQUITY INDEX       VARIABLE EMERGING    EMERGING GROWTH
FUND - CLASS 2    SECURITIES FUND -   SECURITIES FUND -   PORTFOLIO - CLASS II    GROWTH FUND -      FUND - CLASS II
    SHARES          CLASS 2 SHARES      CLASS 2 SHARES          SHARES            CLASS I SHARES          SHARES
--------------    -----------------   -----------------   --------------------  -----------------    ----------------
   $ 17,187            $260,334            $156,118            $289,618              $155,217            $183,614

         --                  --                  --                  --                    --                  --
   --------            --------            --------            --------              --------            --------

     17,187             260,334             156,118             289,618               155,217             183,614
   --------            --------            --------            --------              --------            --------

          4                  59                  42                  75                    34                  42
         --                   5                   4                   6                     4                   4
   --------            --------            --------            --------              --------            --------

          4                  64                  46                  81                    38                  46
   --------            --------            --------            --------              --------            --------

   $ 17,183            $260,270            $156,072            $289,537              $155,179            $183,568
   ========            ========            ========            ========              ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                      SALOMON BROTHERS
                                          VARIABLE                                               GLOBAL LIFE
                                       GROWTH & INCOME                         BALANCED            SCIENCES
                                       FUND - CLASS I     INVESCO VIF -      PORTFOLIO -         PORTFOLIO -
                                           SHARES         UTILITIES FUND    SERVICE SHARES      SERVICE SHARES
                                      ----------------    --------------    --------------      --------------
ASSETS:
  Investments at market value:            $69,840            $71,125            $52,814            $17,568

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                          -------            -------            -------            -------

      Total Assets ...........             69,840             71,125             52,814             17,568
                                          -------            -------            -------            -------

LIABILITIES:
  Payables:
    Insurance charges ........                 15                 19                 13                  4
    Administrative fees ......                  2                  1                  1                  1
                                          -------            -------            -------            -------

      Total Liabilities ......                 17                 20                 14                  5
                                          -------            -------            -------            -------

NET ASSETS:                               $69,823            $71,105            $52,800            $17,563
                                          =======            =======            =======            =======

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                      OPPENHEIMER
     GLOBAL            WORLDWIDE              LAZARD                                                    CAPITAL
   TECHNOLOGY            GROWTH             RETIREMENT           GROWTH              MID-CAP          APPRECIATION
   PORTFOLIO -        PORTFOLIO -           SMALL CAP          AND INCOME             VALUE            FUND/VA -
 SERVICE SHARES      SERVICE SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO        SERVICE SHARES
 --------------      --------------         ----------         ----------           ---------        --------------
    $ 12,366            $ 37,901            $ 77,614            $209,818            $135,735            $186,037

          --                  --                  --                  --                  --                  --
    --------            --------            --------            --------            --------            --------

      12,366              37,901              77,614             209,818             135,735             186,037
    --------            --------            --------            --------            --------            --------

           3                   9                  18                  49                  32                  45
          --                   1                   1                   4                   2                   4
    --------            --------            --------            --------            --------            --------

           3                  10                  19                  53                  34                  49
    --------            --------            --------            --------            --------            --------

    $ 12,363            $ 37,891            $ 77,595            $209,765            $135,701            $185,988
    ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                        OPPENHEIMER
                                          GLOBAL            REAL RETURN         TOTAL RETURN      PIONEER AMERICA
                                        SECURITIES          PORTFOLIO -         PORTFOLIO -          INCOME VCT
                                         FUND/VA -         ADMINISTRATIVE      ADMINISTRATIVE    PORTFOLIO - CLASS II
                                      SERVICE SHARES           CLASS               CLASS               SHARES
                                      --------------       --------------      --------------    --------------------
ASSETS:
  Investments at market value:            $179,468            $346,073            $656,493            $ 94,174

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             179,468             346,073             656,493              94,174
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  40                  82                 155                  14
    Administrative fees ......                   4                   7                  13                   1
                                          --------            --------            --------            --------

      Total Liabilities ......                  44                  89                 168                  15
                                          --------            --------            --------            --------

NET ASSETS:                               $179,424            $345,984            $656,325            $ 94,159
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                         PIONEER             PIONEER             PIONEER                                 PIONEER
PIONEER BALANCED     EMERGING MARKETS     EQUITY INCOME        EUROPE VCT          PIONEER FUND       GROWTH SHARES
 VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -   PORTFOLIO - CLASS II  VCT PORTFOLIO -     VCT PORTFOLIO -
 CLASS II SHARES     CLASS II SHARES     CLASS II SHARES         SHARES          CLASS II SHARES     CLASS II SHARES
----------------     ----------------    ---------------   --------------------  ---------------     ---------------
    $107,660            $ 82,451            $121,177            $ 24,415            $406,800            $ 88,225

          --                  --                  --                  --                  --                  --
    --------            --------            --------            --------            --------            --------

     107,660              82,451             121,177              24,415             406,800              88,225
    --------            --------            --------            --------            --------            --------

          27                  19                  26                   6                  93                  21
           2                   2                   2                   1                   8                   1
    --------            --------            --------            --------            --------            --------

          29                  21                  28                   7                 101                  22
    --------            --------            --------            --------            --------            --------

    $107,631            $ 82,430            $121,149            $ 24,408            $406,699            $ 88,203
    ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                       PIONEER
                                          PIONEER             PIONEER              PIONEER           REAL ESTATE
                                        HIGH YIELD      INTERNATIONAL VALUE     MID CAP VALUE           SHARES
                                      VCT PORTFOLIO -     VCT PORTFOLIO -      VCT PORTFOLIO -     VCT PORTFOLIO -
                                      CLASS II SHARES     CLASS II SHARES      CLASS II SHARES     CLASS II SHARES
                                      ---------------   -------------------    ---------------     ---------------
ASSETS:
  Investments at market value:            $382,105            $ 20,832            $271,116            $125,194

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             382,105              20,832             271,116             125,194
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  89                   5                  65                  28
    Administrative fees ......                   8                  --                   6                   2
                                          --------            --------            --------            --------

      Total Liabilities ......                  97                   5                  71                  30
                                          --------            --------            --------            --------

NET ASSETS:                               $382,008            $ 20,827            $271,045            $125,164
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

      PIONEER                                 PIONEER
     SMALL CAP            PIONEER            STRATEGIC            PIONEER           PUTNAM VT           PUTNAM VT
       VALUE           SMALL COMPANY           INCOME              VALUE          INTERNATIONAL         SMALL CAP
  VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -     EQUITY FUND -        VALUE FUND -
  CLASS II SHARES     CLASS II SHARES     CLASS II SHARES     CLASS II SHARES    CLASS IB SHARES     CLASS IB SHARES
  ---------------     ---------------     ---------------     ---------------    ---------------     ---------------
     $246,675            $ 20,538            $600,985            $ 90,559            $ 94,526            $169,017

           --                  --                  --                  --                  --                  --
     --------            --------            --------            --------            --------            --------

      246,675              20,538             600,985              90,559              94,526             169,017
     --------            --------            --------            --------            --------            --------

           60                   5                 131                  20                  23                  50
            5                  --                  12                   2                   2                   4
     --------            --------            --------            --------            --------            --------

           65                   5                 143                  22                  25                  54
     --------            --------            --------            --------            --------            --------

     $246,610            $ 20,533            $600,842            $ 90,537            $ 94,501            $168,963
     ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                  LARGE CAP           SMALL CAP
                                      ALL CAP FUND -      INVESTORS FUND -      GROWTH FUND -       GROWTH FUND -
                                          CLASS I             CLASS I              CLASS I             CLASS I
                                      --------------      ----------------      -------------       -------------
ASSETS:
  Investments at market value:            $243,573            $ 69,765            $139,107            $273,739

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             243,573              69,765             139,107             273,739
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  60                  17                  29                  65
    Administrative fees ......                   6                   1                   3                   6
                                          --------            --------            --------            --------

      Total Liabilities ......                  66                  18                  32                  71
                                          --------            --------            --------            --------

NET ASSETS:                               $243,507            $ 69,747            $139,075            $273,668
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                         SCUDDER
                       REAL ESTATE                                                   GLOBAL
  TOTAL RETURN          SECURITIES         21ST CENTURY      CAPITAL GROWTH         DISCOVERY           GROWTH AND
     FUND -            PORTFOLIO -      GROWTH PORTFOLIO -     PORTFOLIO -         PORTFOLIO -      INCOME PORTFOLIO -
    CLASS II             CLASS B             CLASS B             CLASS B             CLASS B             CLASS B
  ------------         -----------      ------------------   --------------         ----------      ------------------
    $ 89,268            $252,166            $ 61,528            $ 73,944            $ 78,710            $115,357

          --                  --                  --                  --                  --                  --
    --------            --------            --------            --------            --------            --------

      89,268             252,166              61,528              73,944              78,710             115,357
    --------            --------            --------            --------            --------            --------

          21                  61                   8                   9                  20                  30
           2                   5                   1                   1                   2                   3
    --------            --------            --------            --------            --------            --------

          23                  66                   9                  10                  22                  33
    --------            --------            --------            --------            --------            --------

    $ 89,245            $252,100            $ 61,519            $ 73,934            $ 78,688            $115,324
    ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                   SCUDDER
                                           HEALTH                                 AGGRESSIVE           SCUDDER
                                          SCIENCES          INTERNATIONAL           GROWTH            BLUE CHIP
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                           CLASS B             CLASS B             CLASS B             CLASS B
                                         -----------        -------------        -----------         -----------
ASSETS:
  Investments at market value:            $113,162            $ 62,414            $ 19,343            $130,774

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             113,162              62,414              19,343             130,774
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  30                  16                  --                  25
    Administrative fees ......                   2                   1                  --                   2
                                          --------            --------            --------            --------

      Total Liabilities ......                  32                  17                  --                  27
                                          --------            --------            --------            --------

NET ASSETS:                               $113,130            $ 62,397            $ 19,343            $130,747
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                              SCUDDER             SCUDDER
      SCUDDER             SCUDDER              GLOBAL           GOVERNMENT            SCUDDER             SCUDDER
    CONTRARIAN          FIXED INCOME         BLUE CHIP          SECURITIES             GROWTH           HIGH INCOME
 VALUE PORTFOLIO -      PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
      CLASS B             CLASS B             CLASS B             CLASS B             CLASS B             CLASS B
 -----------------      ------------        -----------         -----------         -----------         -----------
     $142,216            $186,421            $128,150            $180,993            $ 72,242            $202,431

           --                  --                  --                  --                  --                  --
     --------            --------            --------            --------            --------            --------

      142,216             186,421             128,150             180,993              72,242             202,431
     --------            --------            --------            --------            --------            --------

           37                  49                  33                  47                   9                  57
            3                   4                   3                   4                   1                   4
     --------            --------            --------            --------            --------            --------

           40                  53                  36                  51                  10                  61
     --------            --------            --------            --------            --------            --------

     $142,176            $186,368            $128,114            $180,942            $ 72,232            $202,370
     ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           SCUDDER             SCUDDER             SCUDDER             SCUDDER
                                        INTERNATIONAL           MONEY             SMALL CAP           STRATEGIC
                                        SELECT EQUITY           MARKET              GROWTH              INCOME
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                           CLASS B             CLASS B             CLASS B             CLASS B
                                        -------------        -----------         -----------         -----------
ASSETS:
  Investments at market value:            $ 81,800            $287,578            $ 98,480            $263,477

  Receivables:
    Dividends ................                  --                  46                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........              81,800             287,624              98,480             263,477
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  22                  69                  20                  75
    Administrative fees ......                   2                   6                   2                   6
                                          --------            --------            --------            --------

      Total Liabilities ......                  24                  75                  22                  81
                                          --------            --------            --------            --------

NET ASSETS:                               $ 81,776            $287,549            $ 98,458            $263,396
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    SCUDDER                                                   SVS DREMAN
  TECHNOLOGY            SCUDDER            SVS DAVIS           FINANCIAL          SVS DREMAN           SVS DREMAN
    GROWTH            TOTAL RETURN       VENTURE VALUE         SERVICES          HIGH RETURN           SMALL CAP
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -     EQUITY PORTFOLIO -   VALUE PORTFOLIO -
    CLASS B             CLASS B             CLASS B             CLASS B            CLASS B              CLASS B
  -----------         ------------       -------------        -----------     ------------------   -----------------
   $138,958            $ 42,736            $213,637            $ 75,197            $212,001            $250,072

         --                  --                  --                  --                  --                  --
   --------            --------            --------            --------            --------            --------

    138,958              42,736             213,637              75,197             212,001             250,072
   --------            --------            --------            --------            --------            --------

         30                   9                  52                  15                  57                  55
          2                   1                   4                   1                   4                   5
   --------            --------            --------            --------            --------            --------

         32                  10                  56                  16                  61                  60
   --------            --------            --------            --------            --------            --------

   $138,926            $ 42,726            $213,581            $ 75,181            $211,940            $250,012
   ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         SVS EAGLE
                                          FOCUSED            SVS FOCUS                               SVS INVESCO
                                         LARGE CAP         VALUE & GROWTH       SVS INDEX 500       DYNAMIC GROWTH
                                    GROWTH PORTFOLIO -      PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
                                          CLASS B             CLASS B              CLASS B             CLASS B
                                    ------------------     --------------       -------------       --------------
ASSETS:
  Investments at market value:            $116,284            $ 46,916            $258,935            $138,260

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             116,284              46,916             258,935             138,260
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  30                  12                  70                  32
    Administrative fees ......                   2                   1                   5                   3
                                          --------            --------            --------            --------

      Total Liabilities ......                  32                  13                  75                  35
                                          --------            --------            --------            --------

NET ASSETS:                               $116,252            $ 46,903            $258,860            $138,225
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                          SVS JANUS                                                  SVS TURNER
      SVS JANUS             GROWTH             SVS MFS             SVS OAK             MID CAP         ALGER AMERICAN
  GROWTH AND INCOME     OPPORTUNITIES      STRATEGIC VALUE    STRATEGIC EQUITY          GROWTH            BALANCED
     PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
       CLASS B             CLASS B             CLASS B             CLASS B             CLASS B         CLASS S SHARES
  -----------------     -------------      ---------------    ----------------       -----------       --------------
      $228,804            $  6,627            $ 98,949            $140,652            $111,474            $298,422

            --                  --                  --                  --                  --                  --
      --------            --------            --------            --------            --------            --------

       228,804               6,627              98,949             140,652             111,474             298,422
      --------            --------            --------            --------            --------            --------

            54                   2                  16                  30                  25                  66
             5                  --                   1                   2                   2                   5
      --------            --------            --------            --------            --------            --------

            59                   2                  17                  32                  27                  71
      --------            --------            --------            --------            --------            --------

      $228,745            $  6,625            $ 98,932            $140,620            $111,447            $298,351
      ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       ALGER AMERICAN
                                          LEVERAGED
                                           ALLCAP            CONVERTIBLE         DISCIPLINED
                                         PORTFOLIO -          SECURITIES           MID CAP          EQUITY INCOME
                                       CLASS S SHARES         PORTFOLIO        STOCK PORTFOLIO        PORTFOLIO
                                       --------------        -----------       ---------------      -------------
ASSETS:
  Investments at market value:            $ 92,459            $275,099            $106,259            $140,991

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........              92,459             275,099             106,259             140,991
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  23                  73                  23                  31
    Administrative fees ......                   2                   6                   2                   3
                                          --------            --------            --------            --------

      Total Liabilities ......                  25                  79                  25                  34
                                          --------            --------            --------            --------

NET ASSETS:                               $ 92,434            $275,020            $106,234            $140,957
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

   FEDERATED           FEDERATED                               LAZARD           MERRILL LYNCH
  HIGH YIELD             STOCK            LARGE CAP         INTERNATIONAL         LARGE CAP          MFS EMERGING
   PORTFOLIO           PORTFOLIO          PORTFOLIO        STOCK PORTFOLIO      CORE PORTFOLIO     GROWTH PORTFOLIO
  ----------           ---------          ---------        ---------------      --------------     ----------------
   $347,153            $ 40,027            $ 10,287            $ 67,560            $ 37,078            $ 50,249

         --                  --                  --                  --                  --                  --
   --------            --------            --------            --------            --------            --------

    347,153              40,027              10,287              67,560              37,078              50,249
   --------            --------            --------            --------            --------            --------

         79                  11                   3                  19                  10                  12
          7                   1                  --                   2                   1                   1
   --------            --------            --------            --------            --------            --------

         86                  12                   3                  21                  11                  13
   --------            --------            --------            --------            --------            --------

   $347,067            $ 40,015            $ 10,284            $ 67,539            $ 37,067            $ 50,236
   ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         MFS MID CAP                                                AIM CAPITAL
                                           GROWTH            PIONEER FUND    TRAVELERS QUALITY      APPRECIATION
                                          PORTFOLIO           PORTFOLIO        BOND PORTFOLIO        PORTFOLIO
                                         -----------         ------------    -----------------      ------------
ASSETS:
  Investments at market value:            $148,575            $ 12,679            $305,497            $ 52,707

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             148,575              12,679             305,497              52,707
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                  37                   1                  75                  11
    Administrative fees ......                   3                  --                   7                   1
                                          --------            --------            --------            --------

      Total Liabilities ......                  40                   1                  82                  12
                                          --------            --------            --------            --------

NET ASSETS:                               $148,535            $ 12,678            $305,415            $ 52,695
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                      SB ADJUSTABLE RATE                          COMSTOCK            ENTERPRISE         CONTRAFUND(R)
  MFS TOTAL RETURN    INCOME PORTFOLIO -   STRATEGIC EQUITY      PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
      PORTFOLIO         CLASS I SHARES        PORTFOLIO        CLASS II SHARES     CLASS II SHARES     SERVICE CLASS 2
  ----------------    ------------------   ----------------    ---------------     ---------------     ---------------
      $553,894            $ 24,342            $ 66,088            $288,420            $ 24,587            $121,193

            --                  --                  --                  --                  --                  --
      --------            --------            --------            --------            --------            --------

       553,894              24,342              66,088             288,420              24,587             121,193
      --------            --------            --------            --------            --------            --------

           128                   5                  16                  71                   6                  28
            11                   1                   1                   5                  --                   3
      --------            --------            --------            --------            --------            --------

           139                   6                  17                  76                   6                  31
      --------            --------            --------            --------            --------            --------

      $553,755            $ 24,336            $ 66,071            $288,344            $ 24,581            $121,162
      ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                        DYNAMIC CAPITAL
                                         APPRECIATION              MID CAP
                                          PORTFOLIO -            PORTFOLIO -
                                        SERVICE CLASS 2        SERVICE CLASS 2           COMBINED
                                        ---------------        ---------------          -----------
ASSETS:
  Investments at market value:            $   136,490            $   189,599            $18,299,405

  Receivables:
    Dividends ................                     --                     --                    192
                                          -----------            -----------            -----------

      Total Assets ...........                136,490                189,599             18,299,597
                                          -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                     33                     53                  4,339
    Administrative fees ......                      3                      4                    365
                                          -----------            -----------            -----------

      Total Liabilities ......                     36                     57                  4,704
                                          -----------            -----------            -----------

NET ASSETS:                               $   136,454            $   189,542            $18,294,893
                                          ===========            ===========            ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                        CAPITAL                     AIM V.I. CAPITAL   AIM V.I. MID CAP
                                                     APPRECIATION     MONEY MARKET    APPRECIATION       CORE EQUITY
                                                         FUND          PORTFOLIO    FUND - SERIES II   FUND - SERIES II
                                                     ------------     ------------  ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................        $      4         $    467         $     --         $     --
                                                       --------         --------         --------         --------

EXPENSES:
  Insurance charges ...........................              36            1,280              311              814
  Administrative fees .........................               4              101               25               75
                                                       --------         --------         --------         --------

    Total expenses ............................              40            1,381              336              889
                                                       --------         --------         --------         --------

      Net investment income (loss) ............             (36)            (914)            (336)            (889)
                                                       --------         --------         --------         --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              --               --               --              947
    Realized gain (loss) on sale of investments               1               --               58               26
                                                       --------         --------         --------         --------

      Realized gain (loss) ....................               1               --               58              973
                                                       --------         --------         --------         --------

    Change in unrealized gain (loss)
      on investments ..........................             727               --            4,307           13,860
                                                       --------         --------         --------         --------

Net increase (decrease) in net assets
  resulting from operations ...................        $    692         $   (914)        $  4,029         $ 13,944
                                                       ========         ========         ========         ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                  ALLIANCEBERNSTEIN    GLOBAL GROWTH         GROWTH        GROWTH-INCOME
                                                   PREMIER GROWTH       FUND - CLASS      FUND - CLASS      FUND - CLASS
                                                  PORTFOLIO - CLASS B     2 SHARES          2 SHARES          2 SHARES
                                                  -------------------  -------------      ------------     -------------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $      3          $    397          $  2,578
                                                        --------          --------          --------          --------

EXPENSES:
  Insurance charges ...........................              526               364             1,206             1,035
  Administrative fees .........................               41                30                99                84
                                                        --------          --------          --------          --------

    Total expenses ............................              567               394             1,305             1,119
                                                        --------          --------          --------          --------

      Net investment income (loss) ............             (567)             (391)             (908)            1,459
                                                        --------          --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments                3                38               188               138
                                                        --------          --------          --------          --------

      Realized gain (loss) ....................                3                38               188               138
                                                        --------          --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            5,931             9,218            22,038            19,745
                                                        --------          --------          --------          --------

Net increase (decrease) in net assets
  resulting from operations ...................         $  5,367          $  8,865          $ 21,318          $ 21,342
                                                        ========          ========          ========          ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                          DREYFUS
                                       DELAWARE           MIDCAP
                                       VIP REIT            STOCK       DREYFUS SOCIALLY     DREYFUS VIF
   EMERGING           GLOBAL           SERIES -         PORTFOLIO -       RESPONSIBLE       APPRECIATION
    MARKETS        POST-VENTURE        STANDARD           SERVICE     GROWTH FUND, INC. -   PORTFOLIO -
   PORTFOLIO     CAPITAL PORTFOLIO       CLASS            SHARES        SERVICE SHARES     INITIAL SHARES
   ---------     -----------------     --------         -----------   -------------------  --------------
   $     --          $     --          $     --          $    360          $     --          $  1,754
   --------          --------          --------          --------          --------          --------

        127                19               538               908               292               972
         11                 2                44                82                28                80
   --------          --------          --------          --------          --------          --------

        138                21               582               990               320             1,052
   --------          --------          --------          --------          --------          --------

       (138)              (21)             (582)             (630)             (320)              702
   --------          --------          --------          --------          --------          --------

         --                --                --                --                --                --
          1                 3                14                34                 5                44
   --------          --------          --------          --------          --------          --------

          1                 3                14                34                 5                44
   --------          --------          --------          --------          --------          --------

      3,049               538            10,700            13,366             4,351            13,197
   --------          --------          --------          --------          --------          --------

   $  2,912          $    520          $ 10,132          $ 12,770          $  4,036          $ 13,943
   ========          ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       DREYFUS VIF
                                                        DEVELOPING      FRANKLIN RISING
                                                         LEADERS      DIVIDENDS SECURITIES   FRANKLIN SMALL      MUTUAL SHARES
                                                       PORTFOLIO -        FUND - CLASS         CAP FUND -       SECURITIES FUND -
                                                     INITIAL SHARES         2 SHARES         CLASS 2 SHARES      CLASS 2 SHARES
                                                     --------------   --------------------   --------------     -----------------
INVESTMENT INCOME:
  Dividends ...................................          $    25             $    --             $    --             $    --
                                                         -------             -------             -------             -------

EXPENSES:
  Insurance charges ...........................              426                 225                 497                 374
  Administrative fees .........................               35                  19                  41                  30
                                                         -------             -------             -------             -------

    Total expenses ............................              461                 244                 538                 404
                                                         -------             -------             -------             -------

      Net investment income (loss) ............             (436)               (244)               (538)               (404)
                                                         -------             -------             -------             -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                  --                  --                  --
    Realized gain (loss) on sale of investments              119                   6                  14                  37
                                                         -------             -------             -------             -------

      Realized gain (loss) ....................              119                   6                  14                  37
                                                         -------             -------             -------             -------

    Change in unrealized gain (loss)
      on investments ..........................            7,025               3,462               7,651               7,633
                                                         -------             -------             -------             -------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 6,708             $ 3,224             $ 7,127             $ 7,266
                                                         =======             =======             =======             =======

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

TEMPLETON DEVELOPING                                                                  SALOMON BROTHERS    SALOMON BROTHERS
 MARKETS SECURITIES    TEMPLETON FOREIGN     TEMPLETON GROWTH      EQUITY INDEX       VARIABLE EMERGING   VARIABLE EMERGING
     FUND - CLASS       SECURITIES FUND -    SECURITIES FUND -      PORTFOLIO -        GROWTH FUND -        GROWTH FUND -
      2 SHARES           CLASS 2 SHARES       CLASS 2 SHARES      CLASS II SHARES      CLASS I SHARES      CLASS II SHARES
--------------------   ------------------    -----------------    ---------------     -----------------   -----------------
      $     --              $     --             $     --            $  2,741              $     --            $     --
      --------              --------             --------            --------              --------            --------

            48                   657                  523               1,679                   484                 415
             5                    55                   47                 140                    45                  34
      --------              --------             --------            --------              --------            --------

            53                   712                  570               1,819                   529                 449
      --------              --------             --------            --------              --------            --------

           (53)                 (712)                (570)                922                  (529)               (449)
      --------              --------             --------            --------              --------            --------

            --                    --                   --                  --                    --                  --
             3                    21                4,759               1,999                     7                   2
      --------              --------             --------            --------              --------            --------

             3                    21                4,759               1,999                     7                   2
      --------              --------             --------            --------              --------            --------

         1,941                16,084               10,616              23,020                 9,518               7,702
      --------              --------             --------            --------              --------            --------

      $  1,891              $ 15,393             $ 14,805            $ 25,941              $  8,996            $  7,255
      ========              ========             ========            ========              ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    SALOMON BROTHERS
                                                     VARIABLE GROWTH                                                GLOBAL LIFE
                                                     & INCOME FUND -    INVESCO VIF -    BALANCED PORTFOLIO -   SCIENCES PORTFOLIO -
                                                     CLASS I SHARES     UTILITIES FUND      SERVICE SHARES         SERVICE SHARES
                                                    ----------------    --------------   --------------------   --------------------
INVESTMENT INCOME:
  Dividends ...................................          $   178            $   745             $   463               $    --
                                                         -------            -------             -------               -------

EXPENSES:
  Insurance charges ...........................              115                317                 332                    67
  Administrative fees .........................               11                 23                  27                     7
                                                         -------            -------             -------               -------

    Total expenses ............................              126                340                 359                    74
                                                         -------            -------             -------               -------

      Net investment income (loss) ............               52                405                 104                   (74)
                                                         -------            -------             -------               -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                 --                  --                    --
    Realized gain (loss) on sale of investments                2                 30                 315                     2
                                                         -------            -------             -------               -------

      Realized gain (loss) ....................                2                 30                 315                     2
                                                         -------            -------             -------               -------

    Change in unrealized gain (loss)
      on investments ..........................            3,580              5,145               2,938                 1,322
                                                         -------            -------             -------               -------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 3,634            $ 5,580             $ 3,357               $ 1,250
                                                         =======            =======             =======               =======

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                           OPPENHEIMER
                                                 LAZARD                                                      CAPITAL
 GLOBAL TECHNOLOGY        WORLDWIDE            RETIREMENT                                MID-CAP           APPRECIATION
    PORTFOLIO -       GROWTH PORTFOLIO -       SMALL CAP           GROWTH AND             VALUE             FUND/VA -
  SERVICE SHARES        SERVICE SHARES         PORTFOLIO         INCOME PORTFOLIO       PORTFOLIO         SERVICE SHARES
 -----------------    ------------------       ----------        ----------------       ---------         --------------
     $    --               $    75               $    --             $ 1,053              $   575              $    --
     -------               -------               -------             -------              -------              -------

          45                   197                   245                 432                  275                  158
           5                    17                    21                  36                   22                   14
     -------               -------               -------             -------              -------              -------

          50                   214                   266                 468                  297                  172
     -------               -------               -------             -------              -------              -------

         (50)                 (139)                 (266)                585                  278                 (172)
     -------               -------               -------             -------              -------              -------

          --                    --                    --                  --                1,190                   --
           2                    11                   115                  25                   50                    1
     -------               -------               -------             -------              -------              -------

           2                    11                   115                  25                1,240                    1
     -------               -------               -------             -------              -------              -------

         701                 4,311                 5,070              11,817                5,610                4,860
     -------               -------               -------             -------              -------              -------

     $   653               $ 4,183               $ 4,919             $12,427              $ 7,128              $ 4,689
     =======               =======               =======             =======              =======              =======

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       OPPENHEIMER
                                                          GLOBAL        REAL RETURN        TOTAL RETURN        PIONEER
                                                       SECURITIES       PORTFOLIO -         PORTFOLIO -     AMERICA INCOME
                                                        FUND/VA -      ADMINISTRATIVE     ADMINISTRATIVE    VCT PORTFOLIO -
                                                     SERVICE SHARES         CLASS             CLASS        CLASS II SHARES
                                                     --------------    --------------     --------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................          $    --           $   336           $ 2,860          $   175
                                                         -------           -------           -------          -------

EXPENSES:
  Insurance charges ...........................              302               814             2,076               52
  Administrative fees .........................               25                71               178                5
                                                         -------           -------           -------          -------

    Total expenses ............................              327               885             2,254               57
                                                         -------           -------           -------          -------

      Net investment income (loss) ............             (327)             (549)              606              118
                                                         -------           -------           -------          -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --             5,487             4,686               --
    Realized gain (loss) on sale of investments              132                12                93               --
                                                         -------           -------           -------          -------

      Realized gain (loss) ....................              132             5,499             4,779               --
                                                         -------           -------           -------          -------

    Change in unrealized gain (loss)
      on investments ..........................            9,573            (1,232)            2,067               (8)
                                                         -------           -------           -------          -------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 9,378           $ 3,718           $ 7,452          $   110
                                                         =======           =======           =======          =======

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                       PIONEER
     PIONEER           EMERGING          PIONEER           PIONEER                            PIONEER GROWTH
  BALANCED VCT       MARKETS VCT      EQUITY INCOME       EUROPE VCT        PIONEER FUND        SHARES VCT
   PORTFOLIO -       PORTFOLIO -     VCT PORTFOLIO -     PORTFOLIO -      VCT PORTFOLIO -      PORTFOLIO -
 CLASS II SHARES   CLASS II SHARES   CLASS II SHARES   CLASS II SHARES    CLASS II SHARES    CLASS II SHARES
 ---------------   ---------------   ---------------   ---------------    ---------------    ---------------
    $    567          $     --           $    701          $     --           $  1,126           $     --
    --------          --------           --------          --------           --------           --------

          82               140                430               122              1,140                257
           6                11                 36                10                 94                 22
    --------          --------           --------          --------           --------           --------

          88               151                466               132              1,234                279
    --------          --------           --------          --------           --------           --------

         479              (151)               235              (132)              (108)              (279)
    --------          --------           --------          --------           --------           --------

          --                --                 --                --                 --                 --
          --               285                  4                 7                 59                 (1)
    --------          --------           --------          --------           --------           --------

          --               285                  4                 7                 59                 (1)
    --------          --------           --------          --------           --------           --------

       1,657             5,859              6,538             3,428             20,004              2,031
    --------          --------           --------          --------           --------           --------

    $  2,136          $  5,993           $  6,777          $  3,303           $ 19,955           $  1,751
    ========          ========           ========          ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                           PIONEER            PIONEER
                                                         PIONEER         INTERNATIONAL        MID CAP          PIONEER REAL
                                                       HIGH YIELD          VALUE VCT         VALUE VCT         ESTATE SHARES
                                                     VCT PORTFOLIO -     PORTFOLIO -        PORTFOLIO -       VCT PORTFOLIO -
                                                     CLASS II SHARES   CLASS II SHARES    CLASS II SHARES    CLASS II SHARES
                                                     ---------------   ---------------    ---------------    ----------------
INVESTMENT INCOME:
  Dividends ...................................          $  3,805          $     --           $     --           $  1,679
                                                         --------          --------           --------           --------

EXPENSES:
  Insurance charges ...........................             1,124                65                425                429
  Administrative fees .........................                97                 6                 36                 38
                                                         --------          --------           --------           --------

    Total expenses ............................             1,221                71                461                467
                                                         --------          --------           --------           --------

      Net investment income (loss) ............             2,584               (71)              (461)             1,212
                                                         --------          --------           --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                --                 --                 --
    Realized gain (loss) on sale of investments               122                 2              1,154                 28
                                                         --------          --------           --------           --------

      Realized gain (loss) ....................               122                 2              1,154                 28
                                                         --------          --------           --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            10,477             1,876              9,857              6,384
                                                         --------          --------           --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 13,183          $  1,807           $ 10,550           $  7,624
                                                         ========          ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    PIONEER             PIONEER           PIONEER
   SMALL CAP             SMALL           STRATEGIC          PIONEER          PUTNAM VT           PUTNAM VT
   VALUE VCT          COMPANY VCT          INCOME          VALUE VCT       INTERNATIONAL         SMALL CAP
  PORTFOLIO -         PORTFOLIO -     VCT PORTFOLIO -     PORTFOLIO -      EQUITY FUND -       VALUE FUND -
CLASS II SHARES     CLASS II SHARES   CLASS II SHARES   CLASS II SHARES   CLASS IB SHARES     CLASS IB SHARES
---------------     ---------------   ---------------   ---------------   ---------------     ---------------
    $     --           $     --           $  8,087          $     --           $     --           $     --
    --------           --------           --------          --------           --------           --------

         380                 24              2,184               172                197                658
          32                  2                214                14                 17                 51
    --------           --------           --------          --------           --------           --------

         412                 26              2,398               186                214                709
    --------           --------           --------          --------           --------           --------

        (412)               (26)             5,689              (186)              (214)              (709)
    --------           --------           --------          --------           --------           --------

          --                 --                 --                --                 --                 --
          98                 51                184                 3                 26              2,222
    --------           --------           --------          --------           --------           --------

          98                 51                184                 3                 26              2,222
    --------           --------           --------          --------           --------           --------

      10,449                534             19,489             3,772              6,702             15,325
    --------           --------           --------          --------           --------           --------

    $ 10,135           $    559           $ 25,362          $  3,589           $  6,514           $ 16,838
    ========           ========           ========          ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                              LARGE CAP          SMALL CAP
                                                          ALL CAP          INVESTORS        GROWTH FUND -      GROWTH FUND -
                                                      FUND - CLASS I     FUND - CLASS I        CLASS I            CLASS I
                                                      --------------     --------------     -------------      -------------
INVESTMENT INCOME:
  Dividends ...................................          $    511           $    842          $     --           $     --
                                                         --------           --------          --------           --------

EXPENSES:
  Insurance charges ...........................               860                248               389              1,212
  Administrative fees .........................                78                 20                39                103
                                                         --------           --------          --------           --------

    Total expenses ............................               938                268               428              1,315
                                                         --------           --------          --------           --------

      Net investment income (loss) ............              (427)               574              (428)            (1,315)
                                                         --------           --------          --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                --                 --
    Realized gain (loss) on sale of investments             1,875                  9                21                168
                                                         --------           --------          --------           --------

      Realized gain (loss) ....................             1,875                  9                21                168
                                                         --------           --------          --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            18,220              5,365             8,416             32,294
                                                         --------           --------          --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 19,668           $  5,948          $  8,009           $ 31,147
                                                         ========           ========          ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                        SCUDDER
                       REAL ESTATE       21ST CENTURY         CAPITAL            GLOBAL            GROWTH AND
                       SECURITIES           GROWTH            GROWTH           DISCOVERY             INCOME
   TOTAL RETURN        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -         PORTFOLIO -
  FUND - CLASS II       CLASS B            CLASS B            CLASS B            CLASS B            CLASS B
  ---------------     ------------       ------------       ------------       -----------         -----------
     $    233          $     --           $     --           $     --           $     --           $     --
     --------          --------           --------           --------           --------           --------

          214               760                 56                 52                299                404
           19                66                  5                  4                 23                 32
     --------          --------           --------           --------           --------           --------

          233               826                 61                 56                322                436
     --------          --------           --------           --------           --------           --------

           --              (826)               (61)               (56)              (322)              (436)
     --------          --------           --------           --------           --------           --------

        1,035                --                 --                 --                 --                 --
            2                33                 (1)                 1                 56                 11
     --------          --------           --------           --------           --------           --------

        1,037                33                 (1)                 1                 56                 11
     --------          --------           --------           --------           --------           --------

        1,542            15,037                (22)             1,229              7,460              7,302
     --------          --------           --------           --------           --------           --------

     $  2,579          $ 14,244           $    (84)          $  1,174           $  7,194           $  6,877
     ========          ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                             SCUDDER
                                                         HEALTH                             AGGRESSIVE         SCUDDER
                                                         SCIENCES       INTERNATIONAL         GROWTH          BLUE CHIP
                                                       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                                         CLASS B           CLASS B           CLASS B           CLASS B
                                                       -----------      -------------      -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $    --           $    --           $    --           $    --
                                                         -------           -------           -------           -------

EXPENSES:
  Insurance charges ...........................              384               252                 1               222
  Administrative fees .........................               30                21                --                18
                                                         -------           -------           -------           -------

    Total expenses ............................              414               273                 1               240
                                                         -------           -------           -------           -------

      Net investment income (loss) ............             (414)             (273)               (1)             (240)
                                                         -------           -------           -------           -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments               10                17                --                 6
                                                         -------           -------           -------           -------

      Realized gain (loss) ....................               10                17                --                 6
                                                         -------           -------           -------           -------

    Change in unrealized gain (loss)
      on investments ..........................            6,759             6,839               (28)            5,180
                                                         -------           -------           -------           -------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 6,355           $ 6,583           $   (29)          $ 4,946
                                                         =======           =======           =======           =======

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                        SCUDDER                               SCUDDER
     SCUDDER             FIXED            SCUDDER            GOVERNMENT          SCUDDER            SCUDDER
   CONTRARIAN            INCOME          GLOBAL BLUE        SECURITIES           GROWTH           HIGH INCOME
VALUE PORTFOLIO -     PORTFOLIO -     CHIP PORTFOLIO -      PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
    CLASS B             CLASS B           CLASS B             CLASS B            CLASS B            CLASS B
-----------------     -----------     ----------------      -----------        -----------        -----------
    $     --           $     --           $     --           $     --           $     --           $     --
    --------           --------           --------           --------           --------           --------

         506              1,177                256                501                114              1,113
          40                 91                 20                 40                  9                 80
    --------           --------           --------           --------           --------           --------

         546              1,268                276                541                123              1,193
    --------           --------           --------           --------           --------           --------

        (546)            (1,268)              (276)              (541)              (123)            (1,193)
    --------           --------           --------           --------           --------           --------

          --                 --                 --                 --                 --                 --
          75                 19                  3                 35                  2                 94
    --------           --------           --------           --------           --------           --------

          75                 19                  3                 35                  2                 94
    --------           --------           --------           --------           --------           --------

      12,205              4,314              7,312              1,794              1,346             13,564
    --------           --------           --------           --------           --------           --------

    $ 11,734           $  3,065           $  7,039           $  1,288           $  1,225           $ 12,465
    ========           ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                         SCUDDER                                   SCUDDER             SCUDDER
                                                      INTERNATIONAL           SCUDDER             SMALL CAP           STRATEGIC
                                                      SELECT EQUITY         MONEY MARKET      GROWTH PORTFOLIO -  INCOME PORTFOLIO -
                                                   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B       CLASS B             CLASS B
                                                   -------------------   -------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends ...................................          $    --               $   107             $    --             $    --
                                                         -------               -------             -------             -------

EXPENSES:
  Insurance charges ...........................              204                   618                 196               1,567
  Administrative fees .........................               15                    57                  16                 110
                                                         -------               -------             -------             -------

    Total expenses ............................              219                   675                 212               1,677
                                                         -------               -------             -------             -------

      Net investment income (loss) ............             (219)                 (568)               (212)             (1,677)
                                                         -------               -------             -------             -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                    --                  --                  --
    Realized gain (loss) on sale of investments                6                    --                   2                  26
                                                         -------               -------             -------             -------

      Realized gain (loss) ....................                6                    --                   2                  26
                                                         -------               -------             -------             -------

    Change in unrealized gain (loss)
      on investments ..........................            6,320                    --               1,792               7,832
                                                         -------               -------             -------             -------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 6,107               $  (568)            $ 1,582             $ 6,181
                                                         =======               =======             =======             =======

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       SCUDDER            SCUDDER          SVS DAVIS         SVS DREMAN            SVS DREMAN          SVS DREMAN
     TECHNOLOGY         TOTAL RETURN     VENTURE VALUE        FINANCIAL            HIGH RETURN         SMALL CAP
 GROWTH PORTFOLIO -     PORTFOLIO -       PORTFOLIO -    SERVICES PORTFOLIO -  EQUITY PORTFOLIO -  VALUE PORTFOLIO -
       CLASS B            CLASS B            CLASS B           CLASS B              CLASS B              CLASS B
 ------------------     ------------     -------------   --------------------  ------------------  -----------------
      $     --           $     --           $     --           $     --            $     --            $     --
      --------           --------           --------           --------            --------            --------

           416                159                658                110                 827                 756
            38                 13                 50                  8                  61                  68
      --------           --------           --------           --------            --------            --------

           454                172                708                118                 888                 824
      --------           --------           --------           --------            --------            --------

          (454)              (172)              (708)              (118)               (888)               (824)
      --------           --------           --------           --------            --------            --------

            --                 --                 --                 --                  --                  --
             4                  3                 67                  2                 110                  27
      --------           --------           --------           --------            --------            --------

             4                  3                 67                  2                 110                  27
      --------           --------           --------           --------            --------            --------

         6,048              1,551             15,147              2,327              19,568              21,911
      --------           --------           --------           --------            --------            --------

      $  5,598           $  1,382           $ 14,506           $  2,211            $ 18,790            $ 21,114
      ========           ========           ========           ========            ========            ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                        SVS EAGLE                                                    SVS
                                                         FOCUSED           SVS FOCUS                                INVESCO
                                                        LARGE CAP            VALUE &          SVS INDEX             DYNAMIC
                                                   GROWTH PORTFOLIO -  GROWTH PORTFOLIO -   500 PORTFOLIO -   GROWTH PORTFOLIO -
                                                         CLASS B             CLASS B           CLASS B             CLASS B
                                                   ------------------  ------------------   ---------------   ------------------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     --           $     --           $     --
                                                         --------           --------           --------           --------

EXPENSES:
  Insurance charges ...........................               264                 86              1,287                733
  Administrative fees .........................                21                  7                 94                 63
                                                         --------           --------           --------           --------

    Total expenses ............................               285                 93              1,381                796
                                                         --------           --------           --------           --------

      Net investment income (loss) ............              (285)               (93)            (1,381)              (796)
                                                         --------           --------           --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments                 6                  2                 55                 52
                                                         --------           --------           --------           --------

      Realized gain (loss) ....................                 6                  2                 55                 52
                                                         --------           --------           --------           --------

    Change in unrealized gain (loss)
      on investments ..........................             6,397              2,459             21,385             11,326
                                                         --------           --------           --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $  6,118           $  2,368           $ 20,059           $ 10,582
                                                         ========           ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

        SVS             SVS JANUS                              SVS OAK              SVS
   JANUS GROWTH           GROWTH            SVS MFS           STRATEGIC          TURNER MID      ALGER AMERICAN
    AND INCOME        OPPORTUNITIES     STRATEGIC VALUE        EQUITY            CAP GROWTH         BALANCED
    PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
      CLASS B            CLASS B            CLASS B            CLASS B            CLASS B        CLASS S SHARES
   ------------       -------------     ---------------      -----------        -----------      --------------
     $     --           $     --           $     --           $     --           $     --           $     --
     --------           --------           --------           --------           --------           --------

          948                 16                151                829                465                721
           83                  1                 11                 59                 34                 59
     --------           --------           --------           --------           --------           --------

        1,031                 17                162                888                499                780
     --------           --------           --------           --------           --------           --------

       (1,031)               (17)              (162)              (888)              (499)              (780)
     --------           --------           --------           --------           --------           --------

           --                 --                 --                 --                 --                 --
           20                 --                  3                343                229                  6
     --------           --------           --------           --------           --------           --------

           20                 --                  3                343                229                  6
     --------           --------           --------           --------           --------           --------

       15,670                268              3,052             14,234              8,376              8,344
     --------           --------           --------           --------           --------           --------

     $ 14,659           $    251           $  2,893           $ 13,689           $  8,106           $  7,570
     ========           ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                          ALGER
                                                        AMERICAN
                                                        LEVERAGED
                                                         ALLCAP         CONVERTIBLE      DISCIPLINED          EQUITY
                                                       PORTFOLIO -       SECURITIES        MID CAP            INCOME
                                                     CLASS S SHARES      PORTFOLIO     STOCK PORTFOLIO       PORTFOLIO
                                                     --------------     -----------    ---------------       ---------
INVESTMENT INCOME:
  Dividends ...................................          $    --           $ 7,461          $   275           $ 1,091
                                                         -------           -------          -------           -------

EXPENSES:
  Insurance charges ...........................              208             1,097              270               284
  Administrative fees .........................               17                83               26                27
                                                         -------           -------          -------           -------

    Total expenses ............................              225             1,180              296               311
                                                         -------           -------          -------           -------

      Net investment income (loss) ............             (225)            6,281              (21)              780
                                                         -------           -------          -------           -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --               --                --
    Realized gain (loss) on sale of investments               --                20                9                22
                                                         -------           -------          -------           -------

      Realized gain (loss) ....................               --                20                9                22
                                                         -------           -------          -------           -------

    Change in unrealized gain (loss)
      on investments ..........................            2,356             6,863            5,411             6,854
                                                         -------           -------          -------           -------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 2,131           $13,164          $ 5,399           $ 7,656
                                                         =======           =======          =======           =======

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                             LAZARD                               MFS
     FEDERATED          FEDERATED           LARGE         INTERNATIONAL    MERRILL LYNCH        EMERGING
    HIGH YIELD            STOCK              CAP              STOCK          LARGE CAP           GROWTH
     PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO      CORE PORTFOLIO      PORTFOLIO
    ----------          ---------         ---------       -------------    --------------      ---------
     $ 22,637           $    518          $     36          $  1,071          $    225          $     --
     --------           --------          --------          --------          --------          --------

          915                184                32               244               136                60
           84                 14                 2                18                12                 5
     --------           --------          --------          --------          --------          --------

          999                198                34               262               148                65
     --------           --------          --------          --------          --------          --------

       21,638                320                 2               809                77               (65)
     --------           --------          --------          --------          --------          --------

           --                 --                --                --                --                --
           29                  9                --                55                 6                 1
     --------           --------          --------          --------          --------          --------

           29                  9                --                55                 6                 1
     --------           --------          --------          --------          --------          --------

      (12,269)             3,856               389             4,992             1,466             1,364
     --------           --------          --------          --------          --------          --------

     $  9,398           $  4,185          $    391          $  5,856          $  1,549          $  1,300
     ========           ========          ========          ========          ========          ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                          MFS MID                             TRAVELERS            AIM
                                                            CAP             PIONEER            QUALITY           CAPITAL
                                                          GROWTH              FUND               BOND          APPRECIATION
                                                         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ---------         ---------          ---------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     76          $ 15,318           $     --
                                                         --------           --------          --------           --------

EXPENSES:
  Insurance charges ...........................               569                 26             2,962                125
  Administrative fees .........................                45                  2               233                 12
                                                         --------           --------          --------           --------

    Total expenses ............................               614                 28             3,195                137
                                                         --------           --------          --------           --------

      Net investment income (loss) ............              (614)                48            12,123               (137)
                                                         --------           --------          --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --               646                 --
    Realized gain (loss) on sale of investments                34                 28             1,442                 13
                                                         --------           --------          --------           --------

      Realized gain (loss) ....................                34                 28             2,088                 13
                                                         --------           --------          --------           --------

    Change in unrealized gain (loss)
      on investments ..........................             6,664                408           (11,111)             2,198
                                                         --------           --------          --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $  6,084           $    484          $  3,100           $  2,074
                                                         ========           ========          ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                          SB
                      ADJUSTABLE
        MFS              RATE
       TOTAL            INCOME            STRATEGIC          COMSTOCK           ENTERPRISE        CONTRAFUND(R)
       RETURN        PORTFOLIO -            EQUITY          PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
     PORTFOLIO      CLASS I SHARES        PORTFOLIO       CLASS II SHARES    CLASS II SHARES    SERVICE CLASS 2
     ---------      --------------        ---------       ---------------    ---------------    ---------------
     $ 11,299          $     82           $     --           $     --           $     --           $     --
     --------          --------           --------           --------           --------           --------

        2,699                31                247                744                 73                410
          227                 3                 20                 59                  7                 33
     --------          --------           --------           --------           --------           --------

        2,926                34                267                803                 80                443
     --------          --------           --------           --------           --------           --------

        8,373                48               (267)              (803)               (80)              (443)
     --------          --------           --------           --------           --------           --------

           --                --                 --                 --                 --                 --
           47                --                 37                 48                 19                 43
     --------          --------           --------           --------           --------           --------

           47                --                 37                 48                 19                 43
     --------          --------           --------           --------           --------           --------

       17,051               (37)             4,628             18,623              1,393              7,751
     --------          --------           --------           --------           --------           --------

     $ 25,471          $     11           $  4,398           $ 17,868           $  1,332           $  7,351
     ========          ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     DYNAMIC CAPITAL
                                                       APPRECIATION          MID CAP
                                                       PORTFOLIO -         PORTFOLIO -
                                                     SERVICE CLASS 2     SERVICE CLASS 2       COMBINED
                                                     ---------------     ---------------       --------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     --           $ 92,536
                                                         --------           --------           --------

EXPENSES:
  Insurance charges ...........................               916                632             59,907
  Administrative fees .........................                77                 50              4,967
                                                         --------           --------           --------

    Total expenses ............................               993                682             64,874
                                                         --------           --------           --------

      Net investment income (loss) ............              (993)              (682)            27,662
                                                         --------           --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --             13,991
    Realized gain (loss) on sale of investments                42              1,936             19,793
                                                         --------           --------           --------

      Realized gain (loss) ....................                42              1,936             33,784
                                                         --------           --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            13,726             14,667            823,193
                                                         --------           --------           --------

Net increase (decrease) in net assets
  resulting from operations ...................          $ 12,775           $ 15,921           $884,639
                                                         ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                            AIM V.I.           AIM V.I.
                                                    CAPITAL              MONEY              CAPITAL            MID CAP
                                                  APPRECIATION           MARKET           APPRECIATION       CORE EQUITY
                                                     FUND              PORTFOLIO        FUND - SERIES II   FUND - SERIES II
                                                  ------------         ---------        ----------------   ----------------
OPERATIONS:
  Net investment income (loss) ..........          $     (36)          $    (914)          $    (336)          $    (889)
  Realized gain (loss) ..................                  1                  --                  58                 973
  Change in unrealized gain (loss)
    on investments ......................                727                  --               4,307              13,860
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........                692                (914)              4,029              13,944
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........              7,315             653,825              97,519             236,224
  Participant transfers from other
    funding options .....................                 --              59,920                 178               2,482
  Administrative charges ................                 --                  (4)                 --                  (2)
  Contract surrenders ...................                 --                (800)                 --                  --
  Participant transfers to other
    funding options .....................                 --             (94,943)             (8,717)                 --
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..              7,315             617,998              88,980             238,704
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets              8,007             617,084              93,009             252,648

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $   8,007           $ 617,084           $  93,009           $ 252,648
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                               ALLIANCEBERNSTEIN
                                                    PREMIER              GLOBAL
                                                     GROWTH              GROWTH              GROWTH          GROWTH-INCOME
                                                  PORTFOLIO -         FUND - CLASS        FUND - CLASS        FUND - CLASS
                                                    CLASS B             2 SHARES            2 SHARES            2 SHARES
                                               -----------------      ------------        ------------       -------------
OPERATIONS:
  Net investment income (loss) ..........          $    (567)          $    (391)          $    (908)          $   1,459
  Realized gain (loss) ..................                  3                  38                 188                 138
  Change in unrealized gain (loss)
    on investments ......................              5,931               9,218              22,038              19,745
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........              5,367               8,865              21,318              21,342
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........            115,702             151,548             391,459             282,496
  Participant transfers from other
    funding options .....................             54,652               5,637              64,152              69,869
  Administrative charges ................                 --                  (2)                 (3)                 (1)
  Contract surrenders ...................                 --                (256)               (993)             (1,134)
  Participant transfers to other
    funding options .....................                 --                  --                  --              (1,096)
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            170,354             156,927             454,615             350,134
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets            175,721             165,792             475,933             371,476

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $ 175,721           $ 165,792           $ 475,933           $ 371,476
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    DREYFUS
                                           DELAWARE             DREYFUS             SOCIALLY
                                           VIP REIT             MIDCAP            RESPONSIBLE         DREYFUS VIF
    EMERGING             GLOBAL            SERIES -              STOCK               GROWTH           APPRECIATION
     MARKETS          POST-VENTURE         STANDARD           PORTFOLIO -         FUND, INC. -        PORTFOLIO -
    PORTFOLIO      CAPITAL PORTFOLIO         CLASS          SERVICE SHARES       SERVICE SHARES      INITIAL SHARES
   ----------      -----------------       --------         --------------       --------------      --------------
   $    (138)          $     (21)          $    (582)          $    (630)          $    (320)          $     702
           1                   3                  14                  34                   5                  44

       3,049                 538              10,700              13,366               4,351              13,197
   ---------           ---------           ---------           ---------           ---------           ---------

       2,912                 520              10,132              12,770               4,036              13,943
   ---------           ---------           ---------           ---------           ---------           ---------

      62,954              12,804             132,445             238,365              68,431             124,204

      14,622                  --              25,102              11,978                  --               5,560
          --                  --                  --                  (1)                 --                  (1)
          --                  --                 (40)                (21)                 --                  --

        (170)                (76)                (26)               (402)                 --                  --
   ---------           ---------           ---------           ---------           ---------           ---------

      77,406              12,728             157,481             249,919              68,431             129,763
   ---------           ---------           ---------           ---------           ---------           ---------

      80,318              13,248             167,613             262,689              72,467             143,706

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $  80,318           $  13,248           $ 167,613           $ 262,689           $  72,467           $ 143,706
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                        FRANKLIN
                                                  DREYFUS VIF            RISING
                                                  DEVELOPING           DIVIDENDS            FRANKLIN         MUTUAL SHARES
                                                    LEADERS            SECURITIES          SMALL CAP           SECURITIES
                                                  PORTFOLIO -         FUND - CLASS        FUND - CLASS        FUND - CLASS
                                                INITIAL SHARES          2 SHARES            2 SHARES            2 SHARES
                                                --------------        ------------        ------------       -------------
OPERATIONS:
  Net investment income (loss) ..........          $    (436)          $    (244)          $    (538)          $    (404)
  Realized gain (loss) ..................                119                   6                  14                  37
  Change in unrealized gain (loss)
    on investments ......................              7,025               3,462               7,651               7,633
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........              6,708               3,224               7,127               7,266
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........             83,039              69,036             148,123             111,399
  Participant transfers from other
    funding options .....................             35,533               9,759               7,742              15,168
  Administrative charges ................                 (2)                 --                  --                  --
  Contract surrenders ...................                (20)                 --              (1,565)               (752)
  Participant transfers to other
    funding options .....................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            118,550              78,795             154,300             125,815
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets            125,258              82,019             161,427             133,081

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $ 125,258           $  82,019           $ 161,427           $ 133,081
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    SALOMON             SALOMON
    TEMPLETON                                                                       BROTHERS            BROTHERS
   DEVELOPING         TEMPLETON            TEMPLETON            EQUITY              VARIABLE            VARIABLE
     MARKETS           FOREIGN               GROWTH              INDEX              EMERGING            EMERGING
   SECURITIES         SECURITIES           SECURITIES         PORTFOLIO -            GROWTH              GROWTH
   FUND - CLASS      FUND - CLASS         FUND - CLASS           CLASS            FUND - CLASS        FUND - CLASS
     2 SHARES          2 SHARES             2 SHARES           II SHARES            I SHARES           II SHARES
   ------------      ------------         ------------        -----------         ------------        ------------
   $     (53)          $    (712)          $    (570)          $     922           $    (529)          $    (449)
           3                  21               4,759               1,999                   7                   2

       1,941              16,084              10,616              23,020               9,518               7,702
   ---------           ---------           ---------           ---------           ---------           ---------

       1,891              15,393              14,805              25,941               8,996               7,255
   ---------           ---------           ---------           ---------           ---------           ---------

       9,928             244,603             112,286             256,915             130,437             177,040

       5,364                 274              29,131               6,699              15,747                 839
          --                  --                  (1)                (18)                 (1)                 --
          --                  --                  --                  --                  --              (1,566)

          --                  --                (149)                 --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------

      15,292             244,877             141,267             263,596             146,183             176,313
   ---------           ---------           ---------           ---------           ---------           ---------

      17,183             260,270             156,072             289,537             155,179             183,568

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $  17,183           $ 260,270           $ 156,072           $ 289,537           $ 155,179           $ 183,568
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   SALOMON
                                                  BROTHERS
                                                   VARIABLE
                                                   GROWTH &                                               GLOBAL LIFE
                                                INCOME FUND -        INVESCO            BALANCED           SCIENCES
                                                    CLASS             VIF -           PORTFOLIO -        PORTFOLIO -
                                                  I SHARES        UTILITIES FUND     SERVICE SHARES     SERVICE SHARES
                                                -------------     --------------     --------------     --------------
OPERATIONS:
  Net investment income (loss) ..........          $     52          $    405           $    104           $    (74)
  Realized gain (loss) ..................                 2                30                315                  2
  Change in unrealized gain (loss)
    on investments ......................             3,580             5,145              2,938              1,322
                                                   --------          --------           --------           --------

    Net increase (decrease) in net assets
      resulting from operations .........             3,634             5,580              3,357              1,250
                                                   --------          --------           --------           --------

UNIT TRANSACTIONS:
  Participant purchase payments .........            55,075            65,816             45,254             16,313
  Participant transfers from other
    funding options .....................            11,114                66              4,192                 --
  Administrative charges ................                --                --                 (3)                --
  Contract surrenders ...................                --                --                 --                 --
  Participant transfers to other
    funding options .....................                --              (357)                --                 --
                                                   --------          --------           --------           --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            66,189            65,525             49,443             16,313
                                                   --------          --------           --------           --------

    Net increase (decrease) in net assets            69,823            71,105             52,800             17,563

NET ASSETS:
    Beginning of year ...................                --                --                 --                 --
                                                   --------          --------           --------           --------
    End of year .........................          $ 69,823          $ 71,105           $ 52,800           $ 17,563
                                                   ========          ========           ========           ========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                     OPPENHEIMER
    GLOBAL            WORLDWIDE              LAZARD                                                    CAPITAL
  TECHNOLOGY            GROWTH             RETIREMENT         GROWTH AND            MID-CAP          APPRECIATION
  PORTFOLIO -        PORTFOLIO -           SMALL CAP             INCOME              VALUE            FUND/VA -
SERVICE SHARES      SERVICE SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO        SERVICE SHARES
--------------      --------------         ----------         ----------           ---------        --------------
   $     (50)          $    (139)          $    (266)          $     585           $     278           $    (172)
           2                  11                 115                  25               1,240                   1

         701               4,311               5,070              11,817               5,610               4,860
   ---------           ---------           ---------           ---------           ---------           ---------

         653               4,183               4,919              12,427               7,128               4,689
   ---------           ---------           ---------           ---------           ---------           ---------

       7,315              32,645              44,333             171,427             114,623             181,299

       4,395               1,063              28,343              26,243              13,956                  --
          --                  --                  --                (332)                 --                  --

          --                  --                  --                  --                  (6)                 --
   ---------           ---------           ---------           ---------           ---------           ---------

      11,710              33,708              72,676             197,338             128,573             181,299
   ---------           ---------           ---------           ---------           ---------           ---------

      12,363              37,891              77,595             209,765             135,701             185,988

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $  12,363           $  37,891           $  77,595           $ 209,765           $ 135,701           $ 185,988
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                PIONEER
                                                                                                                AMERICA
                                                  OPPENHEIMER                                                    INCOME
                                                    GLOBAL           REAL RETURN          TOTAL RETURN            VCT
                                                  SECURITIES         PORTFOLIO -           PORTFOLIO -        PORTFOLIO -
                                                   FUND/VA -        ADMINISTRATIVE       ADMINISTRATIVE          CLASS
                                                SERVICE SHARES           CLASS               CLASS             II SHARES
                                                --------------      --------------       --------------       -----------
OPERATIONS:
  Net investment income (loss) ..........          $    (327)          $    (549)          $     606           $     118
  Realized gain (loss) ..................                132               5,499               4,779                  --
  Change in unrealized gain (loss)
    on investments ......................              9,573              (1,232)              2,067                  (8)
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........              9,378               3,718               7,452                 110
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........            163,589             354,191             540,390              94,049
  Participant transfers from other
    funding options .....................              9,609               2,600             109,468                  --
  Administrative charges ................                 --                  (2)                 (4)                 --
  Contract surrenders ...................             (3,139)                 --                (691)                 --
  Participant transfers to other
    funding options .....................                (13)            (14,523)               (290)                 --
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            170,046             342,266             648,873              94,049
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets            179,424             345,984             656,325              94,159

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $ 179,424           $ 345,984           $ 656,325           $  94,159
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    PIONEER
   BALANCED            PIONEER             PIONEER                                                    PIONEER
      VCT              EMERGING             EQUITY            PIONEER             PIONEER              GROWTH
  PORTFOLIO -          MARKETS              INCOME          EUROPE VCT            FUND VCT           SHARES VCT
     CLASS         VCT PORTFOLIO -     VCT PORTFOLIO -      PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
   II SHARES       CLASS II SHARES     CLASS II SHARES    CLASS II SHARES     CLASS II SHARES     CLASS II SHARES
  -----------      ---------------     ---------------    ---------------     ---------------     ---------------
   $     479          $    (151)          $     235          $    (132)          $    (108)          $    (279)
          --                285                   4                  7                  59                  (1)

       1,657              5,859               6,538              3,428              20,004               2,031
   ---------          ---------           ---------          ---------           ---------           ---------

       2,136              5,993               6,777              3,303              19,955               1,751
   ---------          ---------           ---------          ---------           ---------           ---------

     105,495             82,612             110,033             21,105             392,287              86,452

          --                178               4,339                 --               3,913                  --
          --                 --                  --                 --                  (1)                 --
          --             (1,568)                 --                 --                  --                  --

          --             (4,785)                 --                 --              (9,455)                 --
   ---------          ---------           ---------          ---------           ---------           ---------

     105,495             76,437             114,372             21,105             386,744              86,452
   ---------          ---------           ---------          ---------           ---------           ---------

     107,631             82,430             121,149             24,408             406,699              88,203

          --                 --                  --                 --                  --                  --
   ---------          ---------           ---------          ---------           ---------           ---------
   $ 107,631          $  82,430           $ 121,149          $  24,408           $ 406,699           $  88,203
   =========          =========           =========          =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                        PIONEER            PIONEER             PIONEER
                                                 PIONEER HIGH        INTERNATIONAL         MID CAP            REAL ESTATE
                                                   YIELD VCT           VALUE VCT           VALUE VCT          SHARES VCT
                                                  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                     CLASS               CLASS               CLASS               CLASS
                                                   II SHARES           II SHARES           II SHARES           II SHARES
                                                 ------------        -------------        -----------         -----------
OPERATIONS:
  Net investment income (loss) ..........          $   2,584           $     (71)          $    (461)          $   1,212
  Realized gain (loss) ..................                122                   2               1,154                  28
  Change in unrealized gain (loss)
    on investments ......................             10,477               1,876               9,857               6,384
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........             13,183               1,807              10,550               7,624
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........            379,078              19,020             304,317             118,182
  Participant transfers from other
    funding options .....................                233                  --                  --               1,236
  Administrative charges ................                 --                  --                  --                  (1)
  Contract surrenders ...................             (2,007)                 --              (1,950)             (1,557)
  Participant transfers to other
    funding options .....................             (8,479)                 --             (41,872)               (320)
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            368,825              19,020             260,495             117,540
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets            382,008              20,827             271,045             125,164

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $ 382,008           $  20,827           $ 271,045           $ 125,164
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    PIONEER             PIONEER             PIONEER
   SMALL CAP             SMALL             STRATEGIC            PIONEER            PUTNAM VT           PUTNAM VT
   VALUE VCT            COMPANY            INCOME VCT          VALUE VCT          INTERNATIONAL        SMALL CAP
  PORTFOLIO -       VCT PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        EQUITY FUND -        VALUE FUND -
     CLASS               CLASS               CLASS               CLASS               CLASS               CLASS
   II SHARES           II SHARES           II SHARES           II SHARES           IB SHARES           IB SHARES
  -----------       ---------------       -----------         -----------        --------------       ------------
   $    (412)          $     (26)          $   5,689           $    (186)          $    (214)          $    (709)
          98                  51                 184                   3                  26               2,222

      10,449                 534              19,489               3,772               6,702              15,325
   ---------           ---------           ---------           ---------           ---------           ---------

      10,135                 559              25,362               3,589               6,514              16,838
   ---------           ---------           ---------           ---------           ---------           ---------

     238,593              19,063             584,879              86,769              86,030             133,559

          --               2,479               1,990                 179               2,238              18,705
          --                  (1)                 (5)                 --                  --                  --
      (1,565)             (1,567)            (10,122)                 --                  --                (120)

        (553)                 --              (1,262)                 --                (281)                (19)
   ---------           ---------           ---------           ---------           ---------           ---------

     236,475              19,974             575,480              86,948              87,987             152,125
   ---------           ---------           ---------           ---------           ---------           ---------

     246,610              20,533             600,842              90,537              94,501             168,963

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $ 246,610           $  20,533           $ 600,842           $  90,537           $  94,501           $ 168,963
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                           LARGE CAP           SMALL CAP
                                                                       INVESTORS             GROWTH              GROWTH
                                                     ALL CAP             FUND -              FUND -              FUND -
                                                 FUND - CLASS I          CLASS I            CLASS I             CLASS I
                                                 --------------        ---------           ---------           ---------
OPERATIONS:
  Net investment income (loss) ..........          $    (427)          $     574           $    (428)          $  (1,315)
  Realized gain (loss) ..................              1,875                   9                  21                 168
  Change in unrealized gain (loss)
    on investments ......................             18,220               5,365               8,416              32,294
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........             19,668               5,948               8,009              31,147
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........            157,146              23,920              86,767             220,471
  Participant transfers from other
    funding options .....................             66,696              39,920              45,045              22,803
  Administrative charges ................                 (3)                 --                  (1)                 --
  Contract surrenders ...................                 --                 (41)               (745)               (753)
  Participant transfers to other
    funding options .....................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            223,839              63,799             131,066             242,521
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets            243,507              69,747             139,075             273,668

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $ 243,507           $  69,747           $ 139,075           $ 273,668
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                         SCUDDER              21ST                                                      GROWTH
      TOTAL            REAL ESTATE          CENTURY             CAPITAL              GLOBAL               AND
     RETURN             SECURITIES           GROWTH             GROWTH             DISCOVERY            INCOME
     FUND -            PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
    CLASS II             CLASS B            CLASS B             CLASS B             CLASS B             CLASS B
   ---------           -----------        -----------         -----------         -----------         -----------
   $      --           $    (826)          $     (61)          $     (56)          $    (322)          $    (436)
       1,037                  33                  (1)                  1                  56                  11

       1,542              15,037                 (22)              1,229               7,460               7,302
   ---------           ---------           ---------           ---------           ---------           ---------

       2,579              14,244                 (84)              1,174               7,194               6,877
   ---------           ---------           ---------           ---------           ---------           ---------

      42,440             201,867              61,665              68,787              71,179             103,819

      44,228              36,242                  --               3,973               1,600               4,629
          (1)                 (1)                 --                  --                  --                  (1)
          --                (108)                (62)                 --                  --                  --

          (1)               (144)                 --                  --              (1,285)                 --
   ---------           ---------           ---------           ---------           ---------           ---------

      86,666             237,856              61,603              72,760              71,494             108,447
   ---------           ---------           ---------           ---------           ---------           ---------

      89,245             252,100              61,519              73,934              78,688             115,324

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $  89,245           $ 252,100           $  61,519           $  73,934           $  78,688           $ 115,324
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                            SCUDDER
                                                    HEALTH                                 AGGRESSIVE           SCUDDER
                                                    SCIENCES         INTERNATIONAL           GROWTH            BLUE CHIP
                                                  PORTFOLIO -          PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
                                                    CLASS B             CLASS B             CLASS B             CLASS B
                                                  -----------        -------------        -----------         -----------
OPERATIONS:
  Net investment income (loss) ..........          $    (414)          $    (273)          $      (1)          $    (240)
  Realized gain (loss) ..................                 10                  17                  --                   6
  Change in unrealized gain (loss)
    on investments ......................              6,759               6,839                 (28)              5,180
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........              6,355               6,583                 (29)              4,946
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........             99,685              46,202              19,372             107,998
  Participant transfers from other
    funding options .....................              8,896               9,677                  --              17,803
  Administrative charges ................                 --                  (1)                 --                  --
  Contract surrenders ...................                 --                 (64)                 --                  --
  Participant transfers to other
    funding options .....................             (1,806)                 --                  --                  --
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            106,775              55,814              19,372             125,801
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets            113,130              62,397              19,343             130,747

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $ 113,130           $  62,397           $  19,343           $ 130,747
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                        SCUDDER             SCUDDER             SCUDDER
     SCUDDER             FIXED               GLOBAL           GOVERNMENT            SCUDDER             SCUDDER
   CONTRARIAN            INCOME            BLUE CHIP          SECURITIES             GROWTH           HIGH INCOME
VALUE PORTFOLIO -     PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
     CLASS B            CLASS B             CLASS B             CLASS B             CLASS B             CLASS B
-----------------     -----------         -----------         -----------         -----------         ------------
   $    (546)          $  (1,268)          $    (276)          $    (541)          $    (123)          $  (1,193)
          75                  19                   3                  35                   2                  94

      12,205               4,314               7,312               1,794               1,346              13,564
   ---------           ---------           ---------           ---------           ---------           ---------

      11,734               3,065               7,039               1,288               1,225              12,465
   ---------           ---------           ---------           ---------           ---------           ---------

     117,860             159,388             118,575             177,317              60,909             156,452

      13,805              24,684               2,500              13,579              10,098              34,627
          --                  (3)                 --                  --                  --                  (2)
          --                (700)                 --                (575)                 --                 (84)

      (1,223)                (66)                 --             (10,667)                 --              (1,088)
   ---------           ---------           ---------           ---------           ---------           ---------

     130,442             183,303             121,075             179,654              71,007             189,905
   ---------           ---------           ---------           ---------           ---------           ---------

     142,176             186,368             128,114             180,942              72,232             202,370

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $ 142,176           $ 186,368           $ 128,114           $ 180,942           $  72,232           $ 202,370
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    SCUDDER             SCUDDER             SCUDDER             SCUDDER
                                                 INTERNATIONAL           MONEY             SMALL CAP           STRATEGIC
                                                 SELECT EQUITY           MARKET              GROWTH              INCOME
                                                  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                    CLASS B             CLASS B             CLASS B             CLASS B
                                                 -------------        -----------         -----------         -----------
OPERATIONS:
  Net investment income (loss) ..........          $    (219)          $    (568)          $    (212)          $  (1,677)
  Realized gain (loss) ..................                  6                  --                   2                  26
  Change in unrealized gain (loss)
    on investments ......................              6,320                  --               1,792               7,832
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........              6,107                (568)              1,582               6,181
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........             74,394             432,663              81,940             202,292
  Participant transfers from other
    funding options .....................              1,348                  --              14,936              54,987
  Administrative charges ................                 --                  (2)                 --                  (2)
  Contract surrenders ...................                 --                  --                  --                 (62)
  Participant transfers to other
    funding options .....................                (73)           (144,544)                 --                  --
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             75,669             288,117              96,876             257,215
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets             81,776             287,549              98,458             263,396

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $  81,776           $ 287,549           $  98,458           $ 263,396
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                              SVS                 SVS                 SVS
    SCUDDER                                  DAVIS              DREMAN               DREMAN
  TECHNOLOGY            SCUDDER             VENTURE            FINANCIAL              HIGH             SVS DREMAN
    GROWTH            TOTAL RETURN           VALUE             SERVICES          RETURN EQUITY          SMALL CAP
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          PORTFOLIO -      VALUE PORTFOLIO -
    CLASS B             CLASS B             CLASS B             CLASS B             CLASS B             CLASS B
  -----------         ------------        -----------         -----------        -------------      -----------------
   $    (454)          $    (172)          $    (708)          $    (118)          $    (888)          $    (824)
           4                   3                  67                   2                 110                  27

       6,048               1,551              15,147               2,327              19,568              21,911
   ---------           ---------           ---------           ---------           ---------           ---------

       5,598               1,382              14,506               2,211              18,790              21,114
   ---------           ---------           ---------           ---------           ---------           ---------

     132,679               9,415             180,670              65,844             176,917             224,544

         800              31,929              19,624               7,189              17,581               4,795
          --                  --                  --                  --                  (2)                 (1)
          --                  --                (128)                (63)                (63)               (108)

        (151)                 --              (1,091)                 --              (1,283)               (332)
   ---------           ---------           ---------           ---------           ---------           ---------

     133,328              41,344             199,075              72,970             193,150             228,898
   ---------           ---------           ---------           ---------           ---------           ---------

     138,926              42,726             213,581              75,181             211,940             250,012

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $ 138,926           $  42,726           $ 213,581           $  75,181           $ 211,940           $ 250,012
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   SVS EAGLE                                                      SVS
                                                    FOCUSED               SVS                                   INVESCO
                                                   LARGE CAP           FOCUS VALUE            SVS               DYNAMIC
                                                     GROWTH             & GROWTH            INDEX 500            GROWTH
                                                  PORTFOLIO -         PORTFOLIO -          PORTFOLIO -        PORTFOLIO -
                                                    CLASS B             CLASS B             CLASS B             CLASS B
                                                  -----------         ------------         -----------        -----------
OPERATIONS:
  Net investment income (loss) ..........          $    (285)          $     (93)          $  (1,381)          $    (796)
  Realized gain (loss) ..................                  6                   2                  55                  52
  Change in unrealized gain (loss)
    on investments ......................              6,397               2,459              21,385              11,326
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........              6,118               2,368              20,059              10,582
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........            107,652              44,601             186,015             128,206
  Participant transfers from other
    funding options .....................              2,762                  --              54,068                  --
  Administrative charges ................                 (1)                 --                  --                  (1)
  Contract surrenders ...................                 --                  --                (212)                 --
  Participant transfers to other
    funding options .....................               (279)                (66)             (1,070)               (562)
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            110,134              44,535             238,801             127,643
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets            116,252              46,903             258,860             138,225

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $ 116,252           $  46,903           $ 258,860           $ 138,225
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      SVS                                                                             SVS
 JANUS GROWTH          SVS JANUS            SVS MFS             SVS OAK             TURNER               ALGER
      AND                GROWTH             STRATEGIC          STRATEGIC            MID CAP             AMERICAN
    INCOME           OPPORTUNITIES            VALUE             EQUITY              GROWTH              BALANCED
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
    CLASS B             CLASS B             CLASS B             CLASS B             CLASS B          CLASS S SHARES
 ------------        -------------        -----------         -----------         -----------        --------------
   $  (1,031)          $     (17)          $    (162)          $    (888)          $    (499)          $    (780)
          20                  --                   3                 343                 229                   6

      15,670                 268               3,052              14,234               8,376               8,344
   ---------           ---------           ---------           ---------           ---------           ---------

      14,659                 251               2,893              13,689               8,106               7,570
   ---------           ---------           ---------           ---------           ---------           ---------

     203,929               6,374              96,040             129,573             104,259             284,486

      10,299                  --                  --                  --               1,200               6,421
          (1)                 --                  (1)                 (3)                 (1)                 (1)
        (126)                 --                  --                  --                  --                (125)

         (15)                 --                  --              (2,639)             (2,117)                 --
   ---------           ---------           ---------           ---------           ---------           ---------

     214,086               6,374              96,039             126,931             103,341             290,781
   ---------           ---------           ---------           ---------           ---------           ---------

     228,745               6,625              98,932             140,620             111,447             298,351

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $ 228,745           $   6,625           $  98,932           $ 140,620           $ 111,447           $ 298,351
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     ALGER
                                                   AMERICAN
                                                   LEVERAGED
                                                    ALLCAP                               DISCIPLINED
                                                  PORTFOLIO -         CONVERTIBLE           MID CAP             EQUITY
                                                    CLASS S           SECURITIES             STOCK              INCOME
                                                    SHARES             PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                  -----------         -----------        -----------          ---------
OPERATIONS:
  Net investment income (loss) ..........          $    (225)          $   6,281          $     (21)          $     780
  Realized gain (loss) ..................                 --                  20                  9                  22
  Change in unrealized gain (loss)
    on investments ......................              2,356               6,863              5,411               6,854
                                                   ---------           ---------          ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........              2,131              13,164              5,399               7,656
                                                   ---------           ---------          ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........             87,791              60,149             91,690             135,142
  Participant transfers from other
    funding options .....................              2,610             201,707              9,145                  --
  Administrative charges ................                 --                  --                 --                  --
  Contract surrenders ...................                 --                  --                 --                (745)
  Participant transfers to other
    funding options .....................                (98)                 --                 --              (1,096)
                                                   ---------           ---------          ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             90,303             261,856            100,835             133,301
                                                   ---------           ---------          ---------           ---------

    Net increase (decrease) in net assets             92,434             275,020            106,234             140,957

NET ASSETS:
    Beginning of year ...................                 --                  --                 --                  --
                                                   ---------           ---------          ---------           ---------
    End of year .........................          $  92,434           $ 275,020          $ 106,234           $ 140,957
                                                   =========           =========          =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                               MERRILL LYNCH            MFS
   FEDERATED           FEDERATED                               LAZARD            LARGE CAP            EMERGING
  HIGH YIELD             STOCK            LARGE CAP        INTERNATIONAL           CORE                GROWTH
   PORTFOLIO           PORTFOLIO          PORTFOLIO       STOCK PORTFOLIO        PORTFOLIO           PORTFOLIO
  ----------           ---------          ---------       ---------------      -------------         ---------
   $  21,638           $     320          $       2          $     809           $      77           $     (65)
          29                   9                 --                 55                   6                   1

     (12,269)              3,856                389              4,992               1,466               1,364
   ---------           ---------          ---------          ---------           ---------           ---------

       9,398               4,185                391              5,856               1,549               1,300
   ---------           ---------          ---------          ---------           ---------           ---------

     335,999                  --              9,893             62,244              35,541              35,726

       1,977              35,830                 --                 --                  55              13,210
          --                  --                 --                 --                  (2)                 --
        (266)                 --                 --                 --                  --                  --

         (41)                 --                 --               (561)                (76)                 --
   ---------           ---------          ---------          ---------           ---------           ---------

     337,669              35,830              9,893             61,683              35,518              48,936
   ---------           ---------          ---------          ---------           ---------           ---------

     347,067              40,015             10,284             67,539              37,067              50,236

          --                  --                 --                 --                  --                  --
   ---------           ---------          ---------          ---------           ---------           ---------
   $ 347,067           $  40,015          $  10,284          $  67,539           $  37,067           $  50,236
   =========           =========          =========          =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                           TRAVELERS              AIM
                                                    MFS MID             PIONEER              QUALITY            CAPITAL
                                                   CAP GROWTH             FUND                BOND            APPRECIATION
                                                   PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                   ----------          ---------           ---------          ------------
OPERATIONS:
  Net investment income (loss) ..........          $    (614)          $      48           $  12,123           $    (137)
  Realized gain (loss) ..................                 34                  28               2,088                  13
  Change in unrealized gain (loss)
    on investments ......................              6,664                 408             (11,111)              2,198
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from operations .........              6,084                 484               3,100               2,074
                                                   ---------           ---------           ---------           ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........            115,287               7,904             659,322              48,064
  Participant transfers from other
    funding options .....................             27,899               4,292              28,488               3,302
  Administrative charges ................                 --                  (2)                (18)                 --
  Contract surrenders ...................               (735)                 --                (784)               (745)
  Participant transfers to other
    funding options .....................                 --                  --            (384,693)                 --
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            142,451              12,194             302,315              50,621
                                                   ---------           ---------           ---------           ---------

    Net increase (decrease) in net assets            148,535              12,678             305,415              52,695

NET ASSETS:
    Beginning of year ...................                 --                  --                  --                  --
                                                   ---------           ---------           ---------           ---------
    End of year .........................          $ 148,535           $  12,678           $ 305,415           $  52,695
                                                   =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                           SB
                      ADJUSTABLE
                          RATE
      MFS                INCOME                                                    ENTERPRISE        CONTRAFUND(R)
     TOTAL            PORTFOLIO -          STRATEGIC           COMSTOCK           PORTFOLIO -         PORTFOLIO -
     RETURN              CLASS              EQUITY            PORTFOLIO -            CLASS              SERVICE
   PORTFOLIO            I SHARES           PORTFOLIO        CLASS II SHARES        II SHARES            CLASS 2
   ---------          -----------          ---------        ---------------       -----------        -------------
   $   8,373           $      48           $    (267)          $    (803)          $     (80)          $    (443)
          47                  --                  37                  48                  19                  43

      17,051                 (37)              4,628              18,623               1,393               7,751
   ---------           ---------           ---------           ---------           ---------           ---------

      25,471                  11               4,398              17,868               1,332               7,351
   ---------           ---------           ---------           ---------           ---------           ---------

     535,487              21,712              62,585             235,544              23,461              95,350

      25,466               2,704                  --              35,457                  --              18,463
          (3)                 --                  --                  (2)                 --                  (2)
          --                 (39)               (912)                 --                  --                  --

     (32,666)                (52)                 --                (523)               (212)                 --
   ---------           ---------           ---------           ---------           ---------           ---------

     528,284              24,325              61,673             270,476              23,249             113,811
   ---------           ---------           ---------           ---------           ---------           ---------

     553,755              24,336              66,071             288,344              24,581             121,162

          --                  --                  --                  --                  --                  --
   ---------           ---------           ---------           ---------           ---------           ---------
   $ 553,755           $  24,336           $  66,071           $ 288,344           $  24,581           $ 121,162
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
  FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      DYNAMIC
                                                      CAPITAL
                                                   APPRECIATION             MID CAP
                                                    PORTFOLIO -           PORTFOLIO -
                                                      SERVICE               SERVICE
                                                      CLASS 2               CLASS 2                COMBINED
                                                   ------------           ------------           ------------
OPERATIONS:
  Net investment income (loss) ..........          $       (993)          $       (682)          $     27,662
  Realized gain (loss) ..................                    42                  1,936                 33,784
  Change in unrealized gain (loss)
    on investments ......................                13,726                 14,667                823,193
                                                   ------------           ------------           ------------

    Net increase (decrease) in net assets
      resulting from operations .........                12,775                 15,921                884,639
                                                   ------------           ------------           ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........               123,679                137,030             16,465,802
  Participant transfers from other
    funding options .....................                    --                 37,480              1,763,776
  Administrative charges ................                    --                     --                   (111)
  Contract surrenders ...................                    --                   (861)               (40,871)
  Participant transfers to other
    funding options .....................                    --                    (28)              (778,342)
                                                   ------------           ------------           ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..               123,679                173,621             17,410,254
                                                   ------------           ------------           ------------

    Net increase (decrease) in net assets               136,454                189,542             18,294,893

NET ASSETS:
    Beginning of year ...................                    --                     --                     --
                                                   ------------           ------------           ------------
    End of year .........................          $    136,454           $    189,542           $ 18,294,893
                                                   ============           ============           ============

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Eleven is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Eleven includes the Pioneer Annuistar Plus Annuity, Travelers Life & Annuity Portfolio Architect Plus Annuity, and Scudder Advocate Rewards Annuity products.

Participant purchase payments applied to Separate Account Eleven are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account Eleven were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
         Global Post-Venture Capital Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Investment Portfolio, Massachusetts business trust
         Dreyfus MidCap Stock Portfolio - Service Shares
     Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
         Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class II Shares
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Emerging Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     INVESCO Variable Investment Funds, Inc., Maryland business trust
         INVESCO VIF - Utilities Fund
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio

     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III *
         Merrill Lynch Small Cap Value V.I. Fund - Class III *
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Global Securities Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Real Estate Shares VCT Portfolio - Class II Shares Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Scudder Investments VIT Funds, Massachusetts business trust
         Scudder Real Estate Securities Portfolio - Class B
     Scudder Variable Series I, Massachusetts business trust
         21st Century Growth Portfolio - Class B
         Capital Growth Portfolio - Class B
         Global Discovery Portfolio - Class B
         Growth and Income Portfolio - Class B
         Health Sciences Portfolio - Class B
         International Portfolio - Class B

     Scudder Variable Series II, Massachusetts business trust
         Scudder Aggressive Growth Portfolio - Class B
         Scudder Blue Chip Portfolio - Class B
         Scudder Contrarian Value Portfolio - Class B
         Scudder Fixed Income Portfolio - Class B
         Scudder Global Blue Chip Portfolio - Class B
         Scudder Government Securities Portfolio - Class B
         Scudder Growth Portfolio - Class B
         Scudder High Income Portfolio - Class B
         Scudder International Select Equity Portfolio - Class B
         Scudder Money Market Portfolio - Class B
         Scudder Small Cap Growth Portfolio - Class B
         Scudder Strategic Income Portfolio - Class B
         Scudder Technology Growth Portfolio - Class B
         Scudder Total Return Portfolio - Class B
         SVS Davis Venture Value Portfolio - Class B
         SVS Dreman Financial Services Portfolio - Class B
         SVS Dreman High Return Equity Portfolio - Class B
         SVS Dreman Small Cap Value Portfolio - Class B
         SVS Eagle Focused Large Cap Growth Portfolio - Class B
         SVS Focus Value & Growth Portfolio - Class B
         SVS Index 500 Portfolio - Class B
         SVS INVESCO Dynamic Growth Portfolio - Class B
         SVS Janus Growth And Income Portfolio - Class B
         SVS Janus Growth Opportunities Portfolio - Class B
         SVS MFS Strategic Value Portfolio - Class B
         SVS Oak Strategic Equity Portfolio - Class B
         SVS Turner Mid Cap Growth Portfolio - Class B
     The Alger American Fund, Massachusetts business trust
         Alger American Balanced Portfolio - Class S Shares
         Alger American Leveraged AllCap Portfolio - Class S Shares
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Strategic Equity Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Enterprise Portfolio - Class II Shares

     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Eleven in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Eleven form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Eleven. Separate Account Eleven is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Eleven has adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $18,892,721 and $1,436,304 respectively, for the period ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $17,476,210 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $847,900. Gross unrealized depreciation for all investments at December 31, 2003 was $24,707.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Step-Up (SU), and Roll-Up(R).

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      ELEVEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                         Optional Features
  Separate Account Charge (1)    Dth                                                     -----------------            Total
   (as identified in Note 4)     Ben  Product                            M&E       ADM     E.S.P.     GMWB            Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.55%     S   Pioneer AnnuiStar Plus            1.40%     0.15%                                1.55%
                                  S   Portfolio Architect Plus          1.40%     0.15%                                1.55%
                                  S   Scudder Advocate Rewards          1.40%     0.15%                                1.55%

Separate Account Charge 1.70%    SU   Pioneer AnnuiStar Plus            1.55%     0.15%                                1.70%
                                 SU   Portfolio Architect Plus          1.55%     0.15%                                1.70%
                                 SU   Scudder Advocate Rewards          1.55%     0.15%                                1.70%

Separate Account Charge 1.75%     S   Pioneer AnnuiStar Plus            1.40%     0.15%     0.20%                      1.75%
                                  S   Portfolio Architect Plus          1.40%     0.15%     0.20%                      1.75%
                                  S   Scudder Advocate Rewards          1.40%     0.15%     0.20%                      1.75%

Separate Account Charge 1.90%    SU   Pioneer AnnuiStar Plus            1.55%     0.15%     0.20%                      1.90%
                                 SU   Portfolio Architect Plus          1.55%     0.15%     0.20%                      1.90%
                                 SU   Scudder Advocate Rewards          1.55%     0.15%     0.20%                      1.90%
                                  R   Pioneer AnnuiStar Plus            1.75%     0.15%                                1.90%
                                  R   Portfolio Architect Plus          1.75%     0.15%                                1.90%
                                  R   Scudder Advocate Rewards          1.75%     0.15%                                1.90%

Separate Account Charge 1.95%     S   Pioneer AnnuiStar Plus            1.40%     0.15%              0.40%             1.95%
                                  S   Portfolio Architect Plus          1.40%     0.15%              0.40%             1.95%
                                  S   Scudder Advocate Rewards          1.40%     0.15%              0.40%             1.95%

Separate Account Charge 2.10%    SU   Pioneer AnnuiStar Plus            1.55%     0.15%              0.40%             2.10%
                                 SU   Portfolio Architect Plus          1.55%     0.15%              0.40%             2.10%
                                 SU   Scudder Advocate Rewards          1.55%     0.15%              0.40%             2.10%
                                  R   Pioneer AnnuiStar Plus            1.75%     0.15%     0.20%                      2.10%
                                  R   Portfolio Architect Plus          1.75%     0.15%     0.20%                      2.10%
                                  R   Scudder Advocate Rewards          1.75%     0.15%     0.20%                      2.10%

Separate Account Charge 2.15%     S   Pioneer AnnuiStar Plus            1.40%     0.15%     0.20%    0.40%             2.15%
                                  S   Portfolio Architect Plus          1.40%     0.15%     0.20%    0.40%             2.15%
                                  S   Scudder Advocate Rewards          1.40%     0.15%     0.20%    0.40%             2.15%

Separate Account Charge 2.30%    SU   Pioneer AnnuiStar Plus            1.55%     0.15%     0.20%    0.40%             2.30%
                                 SU   Portfolio Architect Plus          1.55%     0.15%     0.20%    0.40%             2.30%
                                 SU   Scudder Advocate Rewards          1.55%     0.15%     0.20%    0.40%             2.30%
                                  R   Pioneer AnnuiStar Plus            1.75%     0.15%              0.40%             2.30%
                                  R   Portfolio Architect Plus          1.75%     0.15%              0.40%             2.30%
                                  R   Scudder Advocate Rewards          1.75%     0.15%              0.40%             2.30%

Separate Account Charge 2.50%     R   Pioneer AnnuiStar Plus            1.75%     0.15%     0.20%    0.40%             2.50%
                                  R   Portfolio Architect Plus          1.75%     0.15%     0.20%    0.40%             2.50%
                                  R   Scudder Advocate Rewards          1.75%     0.15%     0.20%    0.40%             2.50%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a value less than $100,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

No withdrawal charges are deducted from participant purchase payments when they are received. However, in the accumulation phase, a withdrawal charge of up to 8% will apply if the purchase payment is surrendered within nine years of its payment date. Withdrawal charges assessed were $643 for the period ended December 31, 2003 and are included in the contract surrenders on the Statement of Changes in Net Assets. These charges are assessed through the redemption of units.

In the annuity phase, if the Variable Liquidity Benefit is selected, a surrender charge of up to 8% will be assessed for deposit amounts withdrawn within nine years of the deposit date. This charge is assessed through the redemption of units. There were no surrender charges associated with Variable Liquidity Benefits in 2003.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Capital Appreciation Fund
    Separate Account Charges 1.55% ..................................             6,582      $  1.217         $      8,007
    Separate Account Charges 1.70% ..................................                 -         1.215                    -
    Separate Account Charges 1.90% ..................................                 -         1.214                    -
    Separate Account Charges 1.95% ..................................                 -         1.213                    -
    Separate Account Charges 2.10% ..................................                 -         1.212                    -
    Separate Account Charges 2.15% ..................................                 -         1.212                    -
    Separate Account Charges 2.30% ..................................                 -         1.210                    -
    Separate Account Charges 2.50% ..................................                 -         1.209                    -

Money Market Portfolio
    Separate Account Charges 1.55% ..................................            91,317         0.994               90,801
    Separate Account Charges 1.70% ..................................            35,690         0.993               35,454
    Separate Account Charges 1.90% ..................................             1,126         0.992                1,117
    Separate Account Charges 1.95% ..................................           209,193         0.992              207,445
    Separate Account Charges 2.10% ..................................            72,439         0.991               71,766
    Separate Account Charges 2.15% ..................................                 -         0.990                    -
    Separate Account Charges 2.30% ..................................           212,768         0.989              210,501
    Separate Account Charges 2.50% ..................................                 -         0.988                    -

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.55% ..................................            15,956         1.225               19,548
    Separate Account Charges 1.70% ..................................             6,871         1.224                8,410
    Separate Account Charges 1.90% ..................................               456         1.222                  558
    Separate Account Charges 1.95% ..................................            27,451         1.222               33,542
    Separate Account Charges 2.10% ..................................            25,355         1.221               30,951
    Separate Account Charges 2.15% ..................................                 -         1.220                    -
    Separate Account Charges 2.30% ..................................                 -         1.219                    -
    Separate Account Charges 2.50% ..................................                 -         1.217                    -
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.55% ..................................            50,443         1.244               62,767
    Separate Account Charges 1.70% ..................................             4,473         1.243                5,561
    Separate Account Charges 1.90% ..................................                 -         1.241                    -
    Separate Account Charges 1.95% ..................................            74,814         1.241               92,844
    Separate Account Charges 2.10% ..................................            73,781         1.240               91,476
    Separate Account Charges 2.15% ..................................                 -         1.239                    -
    Separate Account Charges 2.30% ..................................                 -         1.238                    -
    Separate Account Charges 2.50% ..................................                 -         1.237                    -

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................             6,742         1.146                7,730
    Separate Account Charges 1.70% ..................................                 -         1.145                    -
    Separate Account Charges 1.90% ..................................                 -         1.144                    -
    Separate Account Charges 1.95% ..................................            87,307         1.143               99,823
    Separate Account Charges 2.10% ..................................            40,785         1.142               46,588
    Separate Account Charges 2.15% ..................................                 -         1.142                    -
    Separate Account Charges 2.30% ..................................            12,824         1.141               14,628
    Separate Account Charges 2.50% ..................................             6,103         1.139                6,952

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................            13,590      $  1.320         $     17,937
    Separate Account Charges 1.70% ..................................            11,044         1.319               14,564
    Separate Account Charges 1.90% ..................................             3,650         1.317                4,806
    Separate Account Charges 1.95% ..................................            65,426         1.316               86,123
    Separate Account Charges 2.10% ..................................            12,605         1.315               16,577
    Separate Account Charges 2.15% ..................................                 -         1.315                    -
    Separate Account Charges 2.30% ..................................            19,633         1.313               25,785
    Separate Account Charges 2.50% ..................................                 -         1.312                    -
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................            82,410         1.259              103,767
    Separate Account Charges 1.70% ..................................            38,751         1.258               48,747
    Separate Account Charges 1.90% ..................................             3,708         1.256                4,659
    Separate Account Charges 1.95% ..................................           122,741         1.256              154,133
    Separate Account Charges 2.10% ..................................            83,113         1.255              104,272
    Separate Account Charges 2.15% ..................................             5,869         1.254                7,360
    Separate Account Charges 2.30% ..................................            32,809         1.253               41,106
    Separate Account Charges 2.50% ..................................             9,502         1.251               11,889
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................            93,416         1.257              117,395
    Separate Account Charges 1.70% ..................................            46,150         1.256               57,941
    Separate Account Charges 1.90% ..................................                 -         1.254                    -
    Separate Account Charges 1.95% ..................................            43,217         1.253               54,164
    Separate Account Charges 2.10% ..................................            26,953         1.252               33,749
    Separate Account Charges 2.15% ..................................                 -         1.252                    -
    Separate Account Charges 2.30% ..................................            76,884         1.250               96,139
    Separate Account Charges 2.50% ..................................             9,680         1.249               12,088

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.55% ..................................                 -         1.322                    -
    Separate Account Charges 1.70% ..................................             6,207         1.321                8,201
    Separate Account Charges 1.90% ..................................            19,667         1.320               25,953
    Separate Account Charges 1.95% ..................................             1,976         1.319                2,606
    Separate Account Charges 2.10% ..................................            33,045         1.318               43,558
    Separate Account Charges 2.15% ..................................                 -         1.318                    -
    Separate Account Charges 2.30% ..................................                 -         1.317                    -
    Separate Account Charges 2.50% ..................................                 -         1.315                    -
  Global Post-Venture Capital Portfolio
    Separate Account Charges 1.55% ..................................                 -         1.241                    -
    Separate Account Charges 1.70% ..................................             6,382         1.240                7,912
    Separate Account Charges 1.90% ..................................             1,309         1.238                1,621
    Separate Account Charges 1.95% ..................................                 -         1.238                    -
    Separate Account Charges 2.10% ..................................             3,003         1.237                3,715
    Separate Account Charges 2.15% ..................................                 -         1.237                    -
    Separate Account Charges 2.30% ..................................                 -         1.236                    -
    Separate Account Charges 2.50% ..................................                 -         1.234                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.55% ..................................            19,258      $  1.264         $     24,346
    Separate Account Charges 1.70% ..................................            21,207         1.263               26,785
    Separate Account Charges 1.90% ..................................                 -         1.261                    -
    Separate Account Charges 1.95% ..................................            44,975         1.261               56,706
    Separate Account Charges 2.10% ..................................            47,454         1.260               59,776
    Separate Account Charges 2.15% ..................................                 -         1.259                    -
    Separate Account Charges 2.30% ..................................                 -         1.258                    -
    Separate Account Charges 2.50% ..................................                 -         1.256                    -

Dreyfus Investment Portfolio
  Dreyfus MidCap Stock Portfolio - Service Shares
    Separate Account Charges 1.55% ..................................                 -         1.174                    -
    Separate Account Charges 1.70% ..................................           125,518         1.173              147,276
    Separate Account Charges 1.90% ..................................            17,258         1.172               20,227
    Separate Account Charges 1.95% ..................................            24,866         1.172               29,136
    Separate Account Charges 2.10% ..................................            47,089         1.171               55,128
    Separate Account Charges 2.15% ..................................                 -         1.170                    -
    Separate Account Charges 2.30% ..................................                 -         1.169                    -
    Separate Account Charges 2.50% ..................................             9,350         1.168               10,922

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
    Separate Account Charges 1.55% ..................................                 -         1.128                    -
    Separate Account Charges 1.70% ..................................            59,530         1.127               67,093
    Separate Account Charges 1.90% ..................................                 -         1.126                    -
    Separate Account Charges 1.95% ..................................             4,775         1.125                5,374
    Separate Account Charges 2.10% ..................................                 -         1.125                    -
    Separate Account Charges 2.15% ..................................                 -         1.124                    -
    Separate Account Charges 2.30% ..................................                 -         1.123                    -
    Separate Account Charges 2.50% ..................................                 -         1.122                    -

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.55% ..................................                 -         1.171                    -
    Separate Account Charges 1.70% ..................................             1,473         1.170                1,724
    Separate Account Charges 1.90% ..................................                 -         1.169                    -
    Separate Account Charges 1.95% ..................................           109,774         1.168              128,245
    Separate Account Charges 2.10% ..................................             5,498         1.167                6,418
    Separate Account Charges 2.15% ..................................             6,273         1.167                7,319
    Separate Account Charges 2.30% ..................................                 -         1.166                    -
    Separate Account Charges 2.50% ..................................                 -         1.164                    -
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.55% ..................................            28,529      $  1.285             $ 36,647
    Separate Account Charges 1.70% ..................................             5,436         1.283                6,977
    Separate Account Charges 1.90% ..................................                 -         1.282                    -
    Separate Account Charges 1.95% ..................................            28,075         1.281               35,966
    Separate Account Charges 2.10% ..................................            21,213         1.280               27,150
    Separate Account Charges 2.15% ..................................             5,778         1.279                7,392
    Separate Account Charges 2.30% ..................................                 -         1.278                    -
    Separate Account Charges 2.50% ..................................             8,717         1.276               11,126

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Dreyfus Variable Investment Fund (continued)
Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................            15,562         1.216               18,919
    Separate Account Charges 1.70% ..................................             2,381         1.215                2,892
    Separate Account Charges 1.90% ..................................             3,131         1.213                3,799
    Separate Account Charges 1.95% ..................................            24,924         1.213               30,220
    Separate Account Charges 2.10% ..................................            21,619         1.211               26,189
    Separate Account Charges 2.15% ..................................                 -         1.211                    -
    Separate Account Charges 2.30% ..................................                 -         1.210                    -
    Separate Account Charges 2.50% ..................................                 -         1.208                    -
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................             7,435         1.335                9,926
    Separate Account Charges 1.70% ..................................             7,956         1.334               10,610
    Separate Account Charges 1.90% ..................................               208         1.332                  277
    Separate Account Charges 1.95% ..................................            88,557         1.331              117,899
    Separate Account Charges 2.10% ..................................            17,078         1.330               22,715
    Separate Account Charges 2.15% ..................................                 -         1.330                    -
    Separate Account Charges 2.30% ..................................                 -         1.328                    -
    Separate Account Charges 2.50% ..................................                 -         1.326                    -
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................            27,469         1.207               33,161
    Separate Account Charges 1.70% ..................................                 -         1.206                    -
    Separate Account Charges 1.90% ..................................                 -         1.204                    -
    Separate Account Charges 1.95% ..................................            22,514         1.204               27,107
    Separate Account Charges 2.10% ..................................            17,717         1.203               21,310
    Separate Account Charges 2.15% ..................................                 -         1.202                    -
    Separate Account Charges 2.30% ..................................            42,877         1.201               51,503
    Separate Account Charges 2.50% ..................................                 -         1.200                    -
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................             5,154         1.479                7,624
    Separate Account Charges 1.70% ..................................             1,493         1.478                2,206
    Separate Account Charges 1.90% ..................................                 -         1.476                    -
    Separate Account Charges 1.95% ..................................             1,590         1.475                2,345
    Separate Account Charges 2.10% ..................................             3,398         1.474                5,008
    Separate Account Charges 2.15% ..................................                 -         1.473                    -
    Separate Account Charges 2.30% ..................................                 -         1.472                    -
    Separate Account Charges 2.50% ..................................                 -         1.470                    -
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................             8,952         1.338               11,979
    Separate Account Charges 1.70% ..................................            66,608         1.337               89,044
    Separate Account Charges 1.90% ..................................                 -         1.335                    -
    Separate Account Charges 1.95% ..................................           104,988         1.334              140,104
    Separate Account Charges 2.10% ..................................            14,359         1.333               19,143
    Separate Account Charges 2.15% ..................................                 -         1.333                    -
    Separate Account Charges 2.30% ..................................                 -         1.331                    -
    Separate Account Charges 2.50% ..................................                 -         1.330                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..................................            47,399      $  1.328         $     62,926
    Separate Account Charges 1.70% ..................................                 -         1.326                    -
    Separate Account Charges 1.90% ..................................                 -         1.325                    -
    Separate Account Charges 1.95% ..................................            45,353         1.324               60,046
    Separate Account Charges 2.10% ..................................             1,243         1.323                1,645
    Separate Account Charges 2.15% ..................................                 -         1.322                    -
    Separate Account Charges 2.30% ..................................            19,698         1.321               26,020
    Separate Account Charges 2.50% ..................................             4,120         1.319                5,435

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            38,999         1.212               47,266
    Separate Account Charges 1.70% ..................................             4,842         1.211                5,863
    Separate Account Charges 1.90% ..................................                 -         1.209                    -
    Separate Account Charges 1.95% ..................................           158,338         1.209              191,382
    Separate Account Charges 2.10% ..................................            37,287         1.208               45,026
    Separate Account Charges 2.15% ..................................                 -         1.207                    -
    Separate Account Charges 2.30% ..................................                 -         1.206                    -
    Separate Account Charges 2.50% ..................................                 -         1.204                    -
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.55% ..................................            76,702         1.274               97,684
    Separate Account Charges 1.70% ..................................                 -         1.272                    -
    Separate Account Charges 1.90% ..................................                 -         1.271                    -
    Separate Account Charges 1.95% ..................................            19,886         1.270               25,257
    Separate Account Charges 2.10% ..................................            16,039         1.269               20,353
    Separate Account Charges 2.15% ..................................                 -         1.268                    -
    Separate Account Charges 2.30% ..................................                 -         1.267                    -
    Separate Account Charges 2.50% ..................................             9,392         1.265               11,885
  Salomon Brothers Variable Emerging Growth Fund - Class II Shares
    Separate Account Charges 1.55% ..................................            12,035         1.257               15,123
    Separate Account Charges 1.70% ..................................            15,083         1.255               18,934
    Separate Account Charges 1.90% ..................................               278         1.254                  349
    Separate Account Charges 1.95% ..................................            85,642         1.253              107,325
    Separate Account Charges 2.10% ..................................            33,416         1.252               41,837
    Separate Account Charges 2.15% ..................................                 -         1.252                    -
    Separate Account Charges 2.30% ..................................                 -         1.250                    -
    Separate Account Charges 2.50% ..................................                 -         1.249                    -
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.55% ..................................            15,280         1.229               18,774
    Separate Account Charges 1.70% ..................................            19,181         1.227               23,544
    Separate Account Charges 1.90% ..................................             4,498         1.226                5,513
    Separate Account Charges 1.95% ..................................            17,948         1.225               21,992
    Separate Account Charges 2.10% ..................................                 -         1.224                    -
    Separate Account Charges 2.15% ..................................                 -         1.224                    -
    Separate Account Charges 2.30% ..................................                 -         1.223                    -
    Separate Account Charges 2.50% ..................................                 -         1.221                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
INVESCO Variable Investment Funds, Inc.
  INVESCO VIF - Utilities Fund
    Separate Account Charges 1.55% ..................................                 -      $  1.069         $          -
    Separate Account Charges 1.70% ..................................             7,638         1.068                8,157
    Separate Account Charges 1.90% ..................................            11,440         1.067               12,203
    Separate Account Charges 1.95% ..................................                 -         1.066                    -
    Separate Account Charges 2.10% ..................................            18,475         1.065               19,684
    Separate Account Charges 2.15% ..................................                 -         1.065                    -
    Separate Account Charges 2.30% ..................................            29,185         1.064               31,061
    Separate Account Charges 2.50% ..................................                 -         1.063                    -

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.55% ..................................                 -         1.094                    -
    Separate Account Charges 1.70% ..................................                 -         1.093                    -
    Separate Account Charges 1.90% ..................................             4,105         1.092                4,483
    Separate Account Charges 1.95% ..................................            37,801         1.092               41,260
    Separate Account Charges 2.10% ..................................                 -         1.090                    -
    Separate Account Charges 2.15% ..................................             6,474         1.090                7,057
    Separate Account Charges 2.30% ..................................                 -         1.089                    -
    Separate Account Charges 2.50% ..................................                 -         1.088                    -
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.55% ..................................             6,687         1.192                7,971
    Separate Account Charges 1.70% ..................................                 -         1.191                    -
    Separate Account Charges 1.90% ..................................                 -         1.189                    -
    Separate Account Charges 1.95% ..................................             8,070         1.189                9,592
    Separate Account Charges 2.10% ..................................                 -         1.188                    -
    Separate Account Charges 2.15% ..................................                 -         1.187                    -
    Separate Account Charges 2.30% ..................................                 -         1.186                    -
    Separate Account Charges 2.50% ..................................                 -         1.184                    -
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.55% ..................................             5,755         1.386                7,978
    Separate Account Charges 1.70% ..................................                 -         1.385                    -
    Separate Account Charges 1.90% ..................................                 -         1.383                    -
    Separate Account Charges 1.95% ..................................             3,172         1.382                4,385
    Separate Account Charges 2.10% ..................................                 -         1.381                    -
    Separate Account Charges 2.15% ..................................                 -         1.381                    -
    Separate Account Charges 2.30% ..................................                 -         1.379                    -
    Separate Account Charges 2.50% ..................................                 -         1.377                    -
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.55% ..................................             6,521         1.254                8,176
    Separate Account Charges 1.70% ..................................                 -         1.253                    -
    Separate Account Charges 1.90% ..................................                 -         1.251                    -
    Separate Account Charges 1.95% ..................................            23,765         1.250               29,715
    Separate Account Charges 2.10% ..................................                 -         1.249                    -
    Separate Account Charges 2.15% ..................................                 -         1.249                    -
    Separate Account Charges 2.30% ..................................                 -         1.248                    -
    Separate Account Charges 2.50% ..................................                 -         1.246                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.55% ..................................             6,091      $  1.334         $      8,128
    Separate Account Charges 1.70% ..................................             6,277         1.333                8,367
    Separate Account Charges 1.90% ..................................                 -         1.331                    -
    Separate Account Charges 1.95% ..................................            23,413         1.331               31,159
    Separate Account Charges 2.10% ..................................            22,520         1.330               29,941
    Separate Account Charges 2.15% ..................................                 -         1.329                    -
    Separate Account Charges 2.30% ..................................                 -         1.328                    -
    Separate Account Charges 2.50% ..................................                 -         1.326                    -

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.55% ..................................            15,890         1.243               19,752
    Separate Account Charges 1.70% ..................................             2,811         1.242                3,491
    Separate Account Charges 1.90% ..................................                 -         1.240                    -
    Separate Account Charges 1.95% ..................................           115,681         1.240              143,419
    Separate Account Charges 2.10% ..................................            34,800         1.239               43,103
    Separate Account Charges 2.15% ..................................                 -         1.238                    -
    Separate Account Charges 2.30% ..................................                 -         1.237                    -
    Separate Account Charges 2.50% ..................................                 -         1.235                    -
  Mid-Cap Value Portfolio
    Separate Account Charges 1.55% ..................................                 -         1.258                    -
    Separate Account Charges 1.70% ..................................             7,069         1.257                8,886
    Separate Account Charges 1.90% ..................................                 -         1.255                    -
    Separate Account Charges 1.95% ..................................            80,924         1.255              101,548
    Separate Account Charges 2.10% ..................................             7,891         1.254                9,894
    Separate Account Charges 2.15% ..................................                 -         1.253                    -
    Separate Account Charges 2.30% ..................................            12,278         1.252               15,373
    Separate Account Charges 2.50% ..................................                 -         1.250                    -

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.55% ..................................             3,553         1.233                4,381
    Separate Account Charges 1.70% ..................................            64,877         1.232               79,922
    Separate Account Charges 1.90% ..................................             1,559         1.230                1,918
    Separate Account Charges 1.95% ..................................             6,651         1.230                8,179
    Separate Account Charges 2.10% ..................................            74,549         1.229               91,588
    Separate Account Charges 2.15% ..................................                 -         1.228                    -
    Separate Account Charges 2.30% ..................................                 -         1.227                    -
    Separate Account Charges 2.50% ..................................                 -         1.225                    -
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.55% ..................................             6,739         1.413                9,524
    Separate Account Charges 1.70% ..................................            55,256         1.412               78,012
    Separate Account Charges 1.90% ..................................             1,383         1.410                1,950
    Separate Account Charges 1.95% ..................................            43,123         1.409               60,776
    Separate Account Charges 2.10% ..................................            20,711         1.408               29,162
    Separate Account Charges 2.15% ..................................                 -         1.407                    -
    Separate Account Charges 2.30% ..................................                 -         1.406                    -
    Separate Account Charges 2.50% ..................................                 -         1.404                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.55% ..................................            30,865      $  1.047         $     32,306
    Separate Account Charges 1.70% ..................................             9,049         1.046                9,462
    Separate Account Charges 1.90% ..................................             1,491         1.044                1,557
    Separate Account Charges 1.95% ..................................           261,423         1.044              272,893
    Separate Account Charges 2.10% ..................................            28,541         1.043               29,766
    Separate Account Charges 2.15% ..................................                 -         1.042                    -
    Separate Account Charges 2.30% ..................................                 -         1.041                    -
    Separate Account Charges 2.50% ..................................                 -         1.040                    -
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.55% ..................................           126,742         1.013              128,412
    Separate Account Charges 1.70% ..................................            75,253         1.012               76,173
    Separate Account Charges 1.90% ..................................             2,745         1.011                2,775
    Separate Account Charges 1.95% ..................................           289,491         1.010              292,509
    Separate Account Charges 2.10% ..................................            81,011         1.009               81,779
    Separate Account Charges 2.15% ..................................                 -         1.009                    -
    Separate Account Charges 2.30% ..................................            68,242         1.008               68,795
    Separate Account Charges 2.50% ..................................             5,843         1.007                5,882

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            78,737         0.995               78,381
    Separate Account Charges 1.70% ..................................                 -         0.995                    -
    Separate Account Charges 1.90% ..................................               983         0.993                  976
    Separate Account Charges 1.95% ..................................            14,909         0.993               14,802
    Separate Account Charges 2.10% ..................................                 -         0.992                    -
    Separate Account Charges 2.15% ..................................                 -         0.991                    -
    Separate Account Charges 2.30% ..................................                 -         0.991                    -
    Separate Account Charges 2.50% ..................................                 -         0.989                    -
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            13,104         1.110               14,546
    Separate Account Charges 1.70% ..................................                 -         1.109                    -
    Separate Account Charges 1.90% ..................................                 -         1.108                    -
    Separate Account Charges 1.95% ..................................                 -         1.107                    -
    Separate Account Charges 2.10% ..................................            84,158         1.106               93,085
    Separate Account Charges 2.15% ..................................                 -         1.106                    -
    Separate Account Charges 2.30% ..................................                 -         1.105                    -
    Separate Account Charges 2.50% ..................................                 -         1.103                    -
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            10,089         1.510               15,235
    Separate Account Charges 1.70% ..................................                71         1.509                  107
    Separate Account Charges 1.90% ..................................               469         1.507                  707
    Separate Account Charges 1.95% ..................................            34,133         1.506               51,407
    Separate Account Charges 2.10% ..................................             9,952         1.505               14,974
    Separate Account Charges 2.15% ..................................                 -         1.504                    -
    Separate Account Charges 2.30% ..................................                 -         1.503                    -
    Separate Account Charges 2.50% ..................................                 -         1.501                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            21,997      $  1.205         $     26,504
    Separate Account Charges 1.70% ..................................            18,295         1.204               22,022
    Separate Account Charges 1.90% ..................................             1,599         1.202                1,922
    Separate Account Charges 1.95% ..................................            14,010         1.202               16,835
    Separate Account Charges 2.10% ..................................            44,866         1.201               53,866
    Separate Account Charges 2.15% ..................................                 -         1.200                    -
    Separate Account Charges 2.30% ..................................                 -         1.199                    -
    Separate Account Charges 2.50% ..................................                 -         1.197                    -
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................                 -         1.283                    -
    Separate Account Charges 1.70% ..................................             3,595         1.282                4,608
    Separate Account Charges 1.90% ..................................                 -         1.280                    -
    Separate Account Charges 1.95% ..................................                 -         1.280                    -
    Separate Account Charges 2.10% ..................................            15,488         1.278               19,800
    Separate Account Charges 2.15% ..................................                 -         1.278                    -
    Separate Account Charges 2.30% ..................................                 -         1.277                    -
    Separate Account Charges 2.50% ..................................                 -         1.275                    -
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            19,404         1.213               23,528
    Separate Account Charges 1.70% ..................................            64,776         1.211               78,471
    Separate Account Charges 1.90% ..................................               520         1.210                  629
    Separate Account Charges 1.95% ..................................           223,615         1.209              270,412
    Separate Account Charges 2.10% ..................................            27,860         1.208               33,659
    Separate Account Charges 2.15% ..................................                 -         1.208                    -
    Separate Account Charges 2.30% ..................................                 -         1.207                    -
    Separate Account Charges 2.50% ..................................                 -         1.205                    -
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            16,323         1.154               18,830
    Separate Account Charges 1.70% ..................................                 -         1.153                    -
    Separate Account Charges 1.90% ..................................               243         1.151                  280
    Separate Account Charges 1.95% ..................................            44,909         1.151               51,670
    Separate Account Charges 2.10% ..................................            15,157         1.149               17,423
    Separate Account Charges 2.15% ..................................                 -         1.149                    -
    Separate Account Charges 2.30% ..................................                 -         1.148                    -
    Separate Account Charges 2.50% ..................................                 -         1.146                    -
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            23,361         1.152               26,923
    Separate Account Charges 1.70% ..................................            92,963         1.151              107,034
    Separate Account Charges 1.90% ..................................             1,922         1.150                2,211
    Separate Account Charges 1.95% ..................................           132,252         1.149              152,007
    Separate Account Charges 2.10% ..................................            81,714         1.148               93,833
    Separate Account Charges 2.15% ..................................                 -         1.148                    -
    Separate Account Charges 2.30% ..................................                 -         1.147                    -
    Separate Account Charges 2.50% ..................................                 -         1.145                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................             8,906      $  1.290         $     11,485
    Separate Account Charges 1.70% ..................................                 -         1.288                    -
    Separate Account Charges 1.90% ..................................                 -         1.287                    -
    Separate Account Charges 1.95% ..................................             7,263         1.286                9,342
    Separate Account Charges 2.10% ..................................                 -         1.285                    -
    Separate Account Charges 2.15% ..................................                 -         1.284                    -
    Separate Account Charges 2.30% ..................................                 -         1.283                    -
    Separate Account Charges 2.50% ..................................                 -         1.282                    -
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................             2,823         1.324                3,736
    Separate Account Charges 1.70% ..................................            60,324         1.322               79,767
    Separate Account Charges 1.90% ..................................             1,767         1.321                2,333
    Separate Account Charges 1.95% ..................................            67,885         1.320               89,606
    Separate Account Charges 2.10% ..................................            70,089         1.319               92,429
    Separate Account Charges 2.15% ..................................                 -         1.318                    -
    Separate Account Charges 2.30% ..................................             2,410         1.317                3,174
    Separate Account Charges 2.50% ..................................                 -         1.315                    -
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            11,099         1.261               13,996
    Separate Account Charges 1.70% ..................................             5,240         1.260                6,601
    Separate Account Charges 1.90% ..................................             1,385         1.258                1,743
    Separate Account Charges 1.95% ..................................            81,414         1.258              102,388
    Separate Account Charges 2.10% ..................................               347         1.256                  436
    Separate Account Charges 2.15% ..................................                 -         1.256                    -
    Separate Account Charges 2.30% ..................................                 -         1.255                    -
    Separate Account Charges 2.50% ..................................                 -         1.253                    -
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................             1,360         1.355                1,842
    Separate Account Charges 1.70% ..................................            62,274         1.353               84,280
    Separate Account Charges 1.90% ..................................             3,132         1.352                4,233
    Separate Account Charges 1.95% ..................................            34,490         1.351               46,598
    Separate Account Charges 2.10% ..................................            78,883         1.350              106,475
    Separate Account Charges 2.15% ..................................                 -         1.349                    -
    Separate Account Charges 2.30% ..................................             2,360         1.348                3,182
    Separate Account Charges 2.50% ..................................                 -         1.346                    -
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................                 -         1.285                    -
    Separate Account Charges 1.70% ..................................             4,304         1.284                5,526
    Separate Account Charges 1.90% ..................................                 -         1.282                    -
    Separate Account Charges 1.95% ..................................            11,543         1.282               14,796
    Separate Account Charges 2.10% ..................................               165         1.281                  211
    Separate Account Charges 2.15% ..................................                 -         1.280                    -
    Separate Account Charges 2.30% ..................................                 -         1.279                    -
    Separate Account Charges 2.50% ..................................                 -         1.277                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................           286,913      $  1.089         $    312,526
    Separate Account Charges 1.70% ..................................               195         1.088                  212
    Separate Account Charges 1.90% ..................................             3,422         1.087                3,720
    Separate Account Charges 1.95% ..................................           141,425         1.086              153,639
    Separate Account Charges 2.10% ..................................           120,462         1.085              130,745
    Separate Account Charges 2.15% ..................................                 -         1.085                    -
    Separate Account Charges 2.30% ..................................                 -         1.084                    -
    Separate Account Charges 2.50% ..................................                 -         1.082                    -
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................            14,987         1.192               17,857
    Separate Account Charges 1.70% ..................................                 -         1.190                    -
    Separate Account Charges 1.90% ..................................               964         1.189                1,146
    Separate Account Charges 1.95% ..................................            44,779         1.188               53,213
    Separate Account Charges 2.10% ..................................            15,431         1.187               18,321
    Separate Account Charges 2.15% ..................................                 -         1.187                    -
    Separate Account Charges 2.30% ..................................                 -         1.186                    -
    Separate Account Charges 2.50% ..................................                 -         1.184                    -

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.55% ..................................                 -         1.294                    -
    Separate Account Charges 1.70% ..................................             3,031         1.292                3,917
    Separate Account Charges 1.90% ..................................                 -         1.291                    -
    Separate Account Charges 1.95% ..................................            58,031         1.290               74,861
    Separate Account Charges 2.10% ..................................             3,747         1.289                4,830
    Separate Account Charges 2.15% ..................................                 -         1.288                    -
    Separate Account Charges 2.30% ..................................             8,463         1.287               10,893
    Separate Account Charges 2.50% ..................................                 -         1.285                    -
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.55% ..................................             5,544         1.430                7,927
    Separate Account Charges 1.70% ..................................                 -         1.428                    -
    Separate Account Charges 1.90% ..................................             3,895         1.427                5,557
    Separate Account Charges 1.95% ..................................            52,489         1.426               74,850
    Separate Account Charges 2.10% ..................................            37,938         1.425               54,049
    Separate Account Charges 2.15% ..................................                 -         1.424                    -
    Separate Account Charges 2.30% ..................................            18,683         1.423               26,580
    Separate Account Charges 2.50% ..................................                 -         1.421                    -

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.55% ..................................            89,357         1.311              117,110
    Separate Account Charges 1.70% ..................................             5,709         1.309                7,475
    Separate Account Charges 1.90% ..................................             3,626         1.308                4,741
    Separate Account Charges 1.95% ..................................            26,477         1.307               34,607
    Separate Account Charges 2.10% ..................................            55,335         1.306               72,257
    Separate Account Charges 2.15% ..................................                 -         1.305                    -
    Separate Account Charges 2.30% ..................................                 -         1.304                    -
    Separate Account Charges 2.50% ..................................             5,619         1.302                7,317

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
    Separate Account Charges 1.55% ..................................            17,120      $  1.274         $     21,811
    Separate Account Charges 1.70% ..................................             3,304         1.273                4,205
    Separate Account Charges 1.90% ..................................                 -         1.271                    -
    Separate Account Charges 1.95% ..................................             3,339         1.271                4,242
    Separate Account Charges 2.10% ..................................            25,320         1.269               32,141
    Separate Account Charges 2.15% ..................................                 -         1.269                    -
    Separate Account Charges 2.30% ..................................                 -         1.268                    -
    Separate Account Charges 2.50% ..................................             5,804         1.266                7,348
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.55% ..................................            67,278         1.308               88,009
    Separate Account Charges 1.70% ..................................             1,666         1.307                2,177
    Separate Account Charges 1.90% ..................................                 -         1.305                    -
    Separate Account Charges 1.95% ..................................            31,437         1.305               41,014
    Separate Account Charges 2.10% ..................................             6,042         1.303                7,875
    Separate Account Charges 2.15% ..................................                 -         1.303                    -
    Separate Account Charges 2.30% ..................................                 -         1.302                    -
    Separate Account Charges 2.50% ..................................                 -         1.300                    -
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.55% ..................................            36,672         1.430               52,441
    Separate Account Charges 1.70% ..................................             1,516         1.429                2,165
    Separate Account Charges 1.90% ..................................                 -         1.427                    -
    Separate Account Charges 1.95% ..................................           132,722         1.426              189,276
    Separate Account Charges 2.10% ..................................            20,906         1.425               29,786
    Separate Account Charges 2.15% ..................................                 -         1.424                    -
    Separate Account Charges 2.30% ..................................                 -         1.423                    -
    Separate Account Charges 2.50% ..................................                 -         1.421                    -
  Total Return Fund - Class II
    Separate Account Charges 1.55% ..................................             7,880         1.115                8,784
    Separate Account Charges 1.70% ..................................             2,221         1.114                2,474
    Separate Account Charges 1.90% ..................................             1,709         1.112                1,901
    Separate Account Charges 1.95% ..................................            68,443         1.112               76,086
    Separate Account Charges 2.10% ..................................                 -         1.111                    -
    Separate Account Charges 2.15% ..................................                 -         1.110                    -
    Separate Account Charges 2.30% ..................................                 -         1.109                    -
    Separate Account Charges 2.50% ..................................                 -         1.108                    -

Scudder Investments VIT Funds
  Scudder Real Estate Securities Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.166                    -
    Separate Account Charges 1.70% ..................................            67,165         1.165               78,280
    Separate Account Charges 1.90% ..................................            20,601         1.164               23,983
    Separate Account Charges 1.95% ..................................            36,952         1.164               43,006
    Separate Account Charges 2.10% ..................................            91,869         1.163              106,831
    Separate Account Charges 2.15% ..................................                 -         1.163                    -
    Separate Account Charges 2.30% ..................................                 -         1.162                    -
    Separate Account Charges 2.50% ..................................                 -         1.160                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series I
  21st Century Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -      $  1.130         $          -
    Separate Account Charges 1.70% ..................................                 -         1.129                    -
    Separate Account Charges 1.90% ..................................                 -         1.128                    -
    Separate Account Charges 1.95% ..................................            14,431         1.128               16,274
    Separate Account Charges 2.10% ..................................            40,155         1.127               45,245
    Separate Account Charges 2.15% ..................................                 -         1.126                    -
    Separate Account Charges 2.30% ..................................                 -         1.125                    -
    Separate Account Charges 2.50% ..................................                 -         1.124                    -
  Capital Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.118                    -
    Separate Account Charges 1.70% ..................................            14,597         1.117               16,300
    Separate Account Charges 1.90% ..................................                 -         1.115                    -
    Separate Account Charges 1.95% ..................................            14,329         1.115               15,978
    Separate Account Charges 2.10% ..................................            37,389         1.114               41,656
    Separate Account Charges 2.15% ..................................                 -         1.114                    -
    Separate Account Charges 2.30% ..................................                 -         1.113                    -
    Separate Account Charges 2.50% ..................................                 -         1.112                    -
  Global Discovery Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.256                    -
    Separate Account Charges 1.70% ..................................                 -         1.255                    -
    Separate Account Charges 1.90% ..................................                 -         1.254                    -
    Separate Account Charges 1.95% ..................................            12,489         1.253               15,651
    Separate Account Charges 2.10% ..................................            50,341         1.252               63,037
    Separate Account Charges 2.15% ..................................                 -         1.252                    -
    Separate Account Charges 2.30% ..................................                 -         1.251                    -
    Separate Account Charges 2.50% ..................................                 -         1.249                    -
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.130                    -
    Separate Account Charges 1.70% ..................................             1,124         1.129                1,269
    Separate Account Charges 1.90% ..................................             5,898         1.128                6,653
    Separate Account Charges 1.95% ..................................            11,810         1.128               13,317
    Separate Account Charges 2.10% ..................................            83,511         1.127               94,085
    Separate Account Charges 2.15% ..................................                 -         1.126                    -
    Separate Account Charges 2.30% ..................................                 -         1.125                    -
    Separate Account Charges 2.50% ..................................                 -         1.124                    -
  Health Sciences Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.125                    -
    Separate Account Charges 1.70% ..................................                 -         1.125                    -
    Separate Account Charges 1.90% ..................................                 -         1.123                    -
    Separate Account Charges 1.95% ..................................            25,001         1.123               28,075
    Separate Account Charges 2.10% ..................................            75,808         1.122               85,055
    Separate Account Charges 2.15% ..................................                 -         1.122                    -
    Separate Account Charges 2.30% ..................................                 -         1.121                    -
    Separate Account Charges 2.50% ..................................                 -         1.119                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series I (continued)
  International Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -      $  1.187         $          -
    Separate Account Charges 1.70% ..................................                 -         1.186                    -
    Separate Account Charges 1.90% ..................................             8,902         1.185               10,549
    Separate Account Charges 1.95% ..................................            27,402         1.185               32,462
    Separate Account Charges 2.10% ..................................            16,378         1.184               19,386
    Separate Account Charges 2.15% ..................................                 -         1.183                    -
    Separate Account Charges 2.30% ..................................                 -         1.182                    -
    Separate Account Charges 2.50% ..................................                 -         1.181                    -

Scudder Variable Series II
  Scudder Aggressive Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.167                    -
    Separate Account Charges 1.70% ..................................                 -         1.166                    -
    Separate Account Charges 1.90% ..................................                 -         1.165                    -
    Separate Account Charges 1.95% ..................................                 -         1.165                    -
    Separate Account Charges 2.10% ..................................            16,621         1.164               19,343
    Separate Account Charges 2.15% ..................................                 -         1.163                    -
    Separate Account Charges 2.30% ..................................                 -         1.162                    -
    Separate Account Charges 2.50% ..................................                 -         1.161                    -
  Scudder Blue Chip Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.158                    -
    Separate Account Charges 1.70% ..................................                 -         1.157                    -
    Separate Account Charges 1.90% ..................................             8,952         1.156               10,348
    Separate Account Charges 1.95% ..................................             7,903         1.156                9,133
    Separate Account Charges 2.10% ..................................            96,364         1.155              111,266
    Separate Account Charges 2.15% ..................................                 -         1.154                    -
    Separate Account Charges 2.30% ..................................                 -         1.153                    -
    Separate Account Charges 2.50% ..................................                 -         1.152                    -
  Scudder Contrarian Value Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.165                    -
    Separate Account Charges 1.70% ..................................             3,306         1.164                3,848
    Separate Account Charges 1.90% ..................................            20,897         1.163               24,300
    Separate Account Charges 1.95% ..................................            16,699         1.163               19,413
    Separate Account Charges 2.10% ..................................            71,710         1.162               83,295
    Separate Account Charges 2.15% ..................................                 -         1.161                    -
    Separate Account Charges 2.30% ..................................                 -         1.160                    -
    Separate Account Charges 2.50% ..................................             9,768         1.159               11,320
  Scudder Fixed Income Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         0.991                    -
    Separate Account Charges 1.70% ..................................             3,630         0.990                3,592
    Separate Account Charges 1.90% ..................................             9,917         0.989                9,804
    Separate Account Charges 1.95% ..................................           101,618         0.988              100,429
    Separate Account Charges 2.10% ..................................            13,999         0.987               13,824
    Separate Account Charges 2.15% ..................................                 -         0.987                    -
    Separate Account Charges 2.30% ..................................            59,531         0.986               58,719
    Separate Account Charges 2.50% ..................................                 -         0.985                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  Scudder Global Blue Chip Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -      $  1.183         $          -
    Separate Account Charges 1.70% ..................................                 -         1.182                    -
    Separate Account Charges 1.90% ..................................                 -         1.180                    -
    Separate Account Charges 1.95% ..................................            23,738         1.180               28,014
    Separate Account Charges 2.10% ..................................            84,893         1.179              100,100
    Separate Account Charges 2.15% ..................................                 -         1.179                    -
    Separate Account Charges 2.30% ..................................                 -         1.178                    -
    Separate Account Charges 2.50% ..................................                 -         1.176                    -
  Scudder Government Securities Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         0.998                    -
    Separate Account Charges 1.70% ..................................                 -         0.997                    -
    Separate Account Charges 1.90% ..................................                 -         0.996                    -
    Separate Account Charges 1.95% ..................................            51,517         0.995               51,284
    Separate Account Charges 2.10% ..................................           130,356         0.995              129,658
    Separate Account Charges 2.15% ..................................                 -         0.994                    -
    Separate Account Charges 2.30% ..................................                 -         0.994                    -
    Separate Account Charges 2.50% ..................................                 -         0.992                    -
  Scudder Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.111                    -
    Separate Account Charges 1.70% ..................................               391         1.110                  434
    Separate Account Charges 1.90% ..................................            14,943         1.108               16,564
    Separate Account Charges 1.95% ..................................            11,986         1.108               13,283
    Separate Account Charges 2.10% ..................................            37,888         1.107               41,951
    Separate Account Charges 2.15% ..................................                 -         1.107                    -
    Separate Account Charges 2.30% ..................................                 -         1.106                    -
    Separate Account Charges 2.50% ..................................                 -         1.105                    -
  Scudder High Income Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.094                    -
    Separate Account Charges 1.70% ..................................             1,129         1.093                1,235
    Separate Account Charges 1.90% ..................................             9,316         1.092               10,173
    Separate Account Charges 1.95% ..................................            16,024         1.092               17,493
    Separate Account Charges 2.10% ..................................            56,596         1.091               61,733
    Separate Account Charges 2.15% ..................................                 -         1.090                    -
    Separate Account Charges 2.30% ..................................            92,518         1.090              100,801
    Separate Account Charges 2.50% ..................................            10,048         1.088               10,935
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.212                    -
    Separate Account Charges 1.70% ..................................                 -         1.211                    -
    Separate Account Charges 1.90% ..................................                 -         1.210                    -
    Separate Account Charges 1.95% ..................................            15,460         1.210               18,700
    Separate Account Charges 2.10% ..................................            42,984         1.209               51,950
    Separate Account Charges 2.15% ..................................                 -         1.208                    -
    Separate Account Charges 2.30% ..................................                 -         1.207                    -
    Separate Account Charges 2.50% ..................................             9,226         1.206               11,126

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  Scudder Money Market Portfolio - Class B
    Separate Account Charges 1.55% ..................................            52,385      $  0.992         $     51,992
    Separate Account Charges 1.70% ..................................                 -         0.992                    -
    Separate Account Charges 1.90% ..................................                 -         0.990                    -
    Separate Account Charges 1.95% ..................................           225,779         0.990              223,579
    Separate Account Charges 2.10% ..................................            12,106         0.989               11,978
    Separate Account Charges 2.15% ..................................                 -         0.989                    -
    Separate Account Charges 2.30% ..................................                 -         0.988                    -
    Separate Account Charges 2.50% ..................................                 -         0.987                    -
  Scudder Small Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.135                    -
    Separate Account Charges 1.70% ..................................                 -         1.134                    -
    Separate Account Charges 1.90% ..................................             8,769         1.133                9,934
    Separate Account Charges 1.95% ..................................            21,235         1.133               24,051
    Separate Account Charges 2.10% ..................................            56,974         1.132               64,473
    Separate Account Charges 2.15% ..................................                 -         1.131                    -
    Separate Account Charges 2.30% ..................................                 -         1.130                    -
    Separate Account Charges 2.50% ..................................                 -         1.129                    -
  Scudder Strategic Income Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         0.987                    -
    Separate Account Charges 1.70% ..................................                 -         0.986                    -
    Separate Account Charges 1.90% ..................................                 -         0.985                    -
    Separate Account Charges 1.95% ..................................             5,361         0.985                5,280
    Separate Account Charges 2.10% ..................................            82,870         0.984               81,553
    Separate Account Charges 2.15% ..................................                 -         0.984                    -
    Separate Account Charges 2.30% ..................................           179,617         0.983              176,563
    Separate Account Charges 2.50% ..................................                 -         0.982                    -
  Scudder Technology Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.218                    -
    Separate Account Charges 1.70% ..................................            54,667         1.217               66,551
    Separate Account Charges 1.90% ..................................                 -         1.216                    -
    Separate Account Charges 1.95% ..................................            20,588         1.216               25,029
    Separate Account Charges 2.10% ..................................            38,978         1.215               47,346
    Separate Account Charges 2.15% ..................................                 -         1.214                    -
    Separate Account Charges 2.30% ..................................                 -         1.213                    -
    Separate Account Charges 2.50% ..................................                 -         1.212                    -
  Scudder Total Return Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.066                    -
    Separate Account Charges 1.70% ..................................             5,511         1.065                5,868
    Separate Account Charges 1.90% ..................................                 -         1.063                    -
    Separate Account Charges 1.95% ..................................            31,204         1.063               33,174
    Separate Account Charges 2.10% ..................................             3,469         1.062                3,684
    Separate Account Charges 2.15% ..................................                 -         1.062                    -
    Separate Account Charges 2.30% ..................................                 -         1.061                    -
    Separate Account Charges 2.50% ..................................                 -         1.060                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS Davis Venture Value Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -      $  1.161         $          -
    Separate Account Charges 1.70% ..................................             9,515         1.160               11,033
    Separate Account Charges 1.90% ..................................             9,075         1.158               10,511
    Separate Account Charges 1.95% ..................................            20,107         1.158               23,282
    Separate Account Charges 2.10% ..................................           117,089         1.157              135,467
    Separate Account Charges 2.15% ..................................                 -         1.157                    -
    Separate Account Charges 2.30% ..................................            28,804         1.156               33,288
    Separate Account Charges 2.50% ..................................                 -         1.154                    -
  SVS Dreman Financial Services Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.132                    -
    Separate Account Charges 1.70% ..................................                 -         1.131                    -
    Separate Account Charges 1.90% ..................................                 -         1.130                    -
    Separate Account Charges 1.95% ..................................             6,031         1.130                6,812
    Separate Account Charges 2.10% ..................................            60,580         1.129               68,369
    Separate Account Charges 2.15% ..................................                 -         1.128                    -
    Separate Account Charges 2.30% ..................................                 -         1.127                    -
    Separate Account Charges 2.50% ..................................                 -         1.126                    -
  SVS Dreman High Return Equity Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.165                    -
    Separate Account Charges 1.70% ..................................             9,483         1.164               11,041
    Separate Account Charges 1.90% ..................................             9,146         1.163               10,636
    Separate Account Charges 1.95% ..................................            29,127         1.163               33,863
    Separate Account Charges 2.10% ..................................            75,302         1.162               87,473
    Separate Account Charges 2.15% ..................................                 -         1.161                    -
    Separate Account Charges 2.30% ..................................            49,594         1.160               57,544
    Separate Account Charges 2.50% ..................................             9,821         1.159               11,383
  SVS Dreman Small Cap Value Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.247                    -
    Separate Account Charges 1.70% ..................................            88,506         1.246              110,306
    Separate Account Charges 1.90% ..................................             5,703         1.245                7,100
    Separate Account Charges 1.95% ..................................            26,297         1.245               32,729
    Separate Account Charges 2.10% ..................................            80,318         1.244               99,877
    Separate Account Charges 2.15% ..................................                 -         1.243                    -
    Separate Account Charges 2.30% ..................................                 -         1.242                    -
    Separate Account Charges 2.50% ..................................                 -         1.241                    -
  SVS Eagle Focused Large Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.120                    -
    Separate Account Charges 1.70% ..................................             3,340         1.120                3,740
    Separate Account Charges 1.90% ..................................                 -         1.118                    -
    Separate Account Charges 1.95% ..................................            23,169         1.118               25,902
    Separate Account Charges 2.10% ..................................            77,535         1.117               86,610
    Separate Account Charges 2.15% ..................................                 -         1.117                    -
    Separate Account Charges 2.30% ..................................                 -         1.116                    -
    Separate Account Charges 2.50% ..................................                 -         1.115                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS Focus Value & Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -      $  1.160         $          -
    Separate Account Charges 1.70% ..................................             3,274         1.159                3,795
    Separate Account Charges 1.90% ..................................                 -         1.158                    -
    Separate Account Charges 1.95% ..................................                 -         1.157                    -
    Separate Account Charges 2.10% ..................................            37,274         1.157               43,108
    Separate Account Charges 2.15% ..................................                 -         1.156                    -
    Separate Account Charges 2.30% ..................................                 -         1.155                    -
    Separate Account Charges 2.50% ..................................                 -         1.154                    -
  SVS Index 500 Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.135                    -
    Separate Account Charges 1.70% ..................................            12,472         1.134               14,138
    Separate Account Charges 1.90% ..................................                 -         1.132                    -
    Separate Account Charges 1.95% ..................................            23,164         1.132               26,221
    Separate Account Charges 2.10% ..................................            59,410         1.131               67,196
    Separate Account Charges 2.15% ..................................                 -         1.131                    -
    Separate Account Charges 2.30% ..................................           133,925         1.130              151,305
    Separate Account Charges 2.50% ..................................                 -         1.128                    -
  SVS INVESCO Dynamic Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.178                    -
    Separate Account Charges 1.70% ..................................            85,793         1.177              100,967
    Separate Account Charges 1.90% ..................................                 -         1.176                    -
    Separate Account Charges 1.95% ..................................                 -         1.175                    -
    Separate Account Charges 2.10% ..................................                 -         1.174                    -
    Separate Account Charges 2.15% ..................................                 -         1.174                    -
    Separate Account Charges 2.30% ..................................            31,765         1.173               37,258
    Separate Account Charges 2.50% ..................................                 -         1.172                    -
  SVS Janus Growth And Income Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.122                    -
    Separate Account Charges 1.70% ..................................           120,427         1.121              135,018
    Separate Account Charges 1.90% ..................................                 -         1.120                    -
    Separate Account Charges 1.95% ..................................            16,272         1.120               18,217
    Separate Account Charges 2.10% ..................................            47,671         1.119               53,326
    Separate Account Charges 2.15% ..................................                 -         1.118                    -
    Separate Account Charges 2.30% ..................................                 -         1.117                    -
    Separate Account Charges 2.50% ..................................            19,876         1.116               22,184
  SVS Janus Growth Opportunities Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.113                    -
    Separate Account Charges 1.70% ..................................                 -         1.112                    -
    Separate Account Charges 1.90% ..................................                 -         1.110                    -
    Separate Account Charges 1.95% ..................................                 -         1.110                    -
    Separate Account Charges 2.10% ..................................             5,973         1.109                6,625
    Separate Account Charges 2.15% ..................................                 -         1.109                    -
    Separate Account Charges 2.30% ..................................                 -         1.108                    -
    Separate Account Charges 2.50% ..................................                 -         1.107                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Scudder Variable Series II (continued)
  SVS MFS Strategic Value Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -      $  1.124         $          -
    Separate Account Charges 1.70% ..................................             5,386         1.124                6,052
    Separate Account Charges 1.90% ..................................                 -         1.122                    -
    Separate Account Charges 1.95% ..................................            26,263         1.122               29,466
    Separate Account Charges 2.10% ..................................            46,772         1.121               52,432
    Separate Account Charges 2.15% ..................................                 -         1.121                    -
    Separate Account Charges 2.30% ..................................                 -         1.120                    -
    Separate Account Charges 2.50% ..................................             9,819         1.119               10,982
  SVS Oak Strategic Equity Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.196                    -
    Separate Account Charges 1.70% ..................................                 -         1.195                    -
    Separate Account Charges 1.90% ..................................                 -         1.194                    -
    Separate Account Charges 1.95% ..................................             7,465         1.194                8,910
    Separate Account Charges 2.10% ..................................            32,485         1.193               38,742
    Separate Account Charges 2.15% ..................................                 -         1.192                    -
    Separate Account Charges 2.30% ..................................            78,041         1.191               92,968
    Separate Account Charges 2.50% ..................................                 -         1.190                    -
  SVS Turner Mid Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..................................                 -         1.215                    -
    Separate Account Charges 1.70% ..................................                 -         1.214                    -
    Separate Account Charges 1.90% ..................................                 -         1.213                    -
    Separate Account Charges 1.95% ..................................            15,825         1.213               19,192
    Separate Account Charges 2.10% ..................................            45,624         1.212               55,284
    Separate Account Charges 2.15% ..................................                 -         1.211                    -
    Separate Account Charges 2.30% ..................................            30,545         1.210               36,971
    Separate Account Charges 2.50% ..................................                 -         1.209                    -

The Alger American Fund
  Alger American Balanced Portfolio - Class S Shares
    Separate Account Charges 1.55% ..................................            25,808         1.065               27,479
    Separate Account Charges 1.70% ..................................             9,834         1.064               10,463
    Separate Account Charges 1.90% ..................................            39,445         1.063               41,917
    Separate Account Charges 1.95% ..................................            26,830         1.062               28,504
    Separate Account Charges 2.10% ..................................           158,729         1.061              168,491
    Separate Account Charges 2.15% ..................................                 -         1.061                    -
    Separate Account Charges 2.30% ..................................                 -         1.060                    -
    Separate Account Charges 2.50% ..................................            20,297         1.059               21,497
  Alger American Leveraged AllCap Portfolio - Class S Shares
    Separate Account Charges 1.55% ..................................                 -         1.124                    -
    Separate Account Charges 1.70% ..................................             9,111         1.123               10,229
    Separate Account Charges 1.90% ..................................            17,947         1.121               20,124
    Separate Account Charges 1.95% ..................................             8,789         1.121                9,853
    Separate Account Charges 2.10% ..................................            46,628         1.120               52,228
    Separate Account Charges 2.15% ..................................                 -         1.120                    -
    Separate Account Charges 2.30% ..................................                 -         1.119                    -
    Separate Account Charges 2.50% ..................................                 -         1.118                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.55% ..................................            25,027      $  1.141         $     28,551
    Separate Account Charges 1.70% ..................................             6,407         1.140                7,302
    Separate Account Charges 1.90% ..................................                 -         1.138                    -
    Separate Account Charges 1.95% ..................................            17,795         1.138               20,246
    Separate Account Charges 2.10% ..................................           150,302         1.137              170,839
    Separate Account Charges 2.15% ..................................                 -         1.136                    -
    Separate Account Charges 2.30% ..................................            11,348         1.135               12,881
    Separate Account Charges 2.50% ..................................            31,054         1.134               35,201
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.55% ..................................            48,133         1.300               62,560
    Separate Account Charges 1.70% ..................................                 -         1.298                    -
    Separate Account Charges 1.90% ..................................                 -         1.297                    -
    Separate Account Charges 1.95% ..................................            29,961         1.296               38,835
    Separate Account Charges 2.10% ..................................             3,737         1.295                4,839
    Separate Account Charges 2.15% ..................................                 -         1.294                    -
    Separate Account Charges 2.30% ..................................                 -         1.293                    -
    Separate Account Charges 2.50% ..................................                 -         1.291                    -
  Equity Income Portfolio
    Separate Account Charges 1.55% ..................................            43,114         1.235               53,243
    Separate Account Charges 1.70% ..................................                 -         1.234                    -
    Separate Account Charges 1.90% ..................................                 -         1.232                    -
    Separate Account Charges 1.95% ..................................            71,218         1.232               87,714
    Separate Account Charges 2.10% ..................................                 -         1.230                    -
    Separate Account Charges 2.15% ..................................                 -         1.230                    -
    Separate Account Charges 2.30% ..................................                 -         1.229                    -
    Separate Account Charges 2.50% ..................................                 -         1.227                    -
  Federated High Yield Portfolio
    Separate Account Charges 1.55% ..................................            79,698         1.109               88,368
    Separate Account Charges 1.70% ..................................             3,324         1.108                3,682
    Separate Account Charges 1.90% ..................................                 -         1.106                    -
    Separate Account Charges 1.95% ..................................           199,446         1.106              220,547
    Separate Account Charges 2.10% ..................................            19,555         1.105               21,604
    Separate Account Charges 2.15% ..................................                 -         1.104                    -
    Separate Account Charges 2.30% ..................................            11,662         1.103               12,866
    Separate Account Charges 2.50% ..................................                 -         1.102                    -
  Federated Stock Portfolio
    Separate Account Charges 1.55% ..................................                 -         1.251                    -
    Separate Account Charges 1.70% ..................................                 -         1.250                    -
    Separate Account Charges 1.90% ..................................                 -         1.248                    -
    Separate Account Charges 1.95% ..................................                 -         1.248                    -
    Separate Account Charges 2.10% ..................................            26,121         1.247               32,566
    Separate Account Charges 2.15% ..................................                 -         1.246                    -
    Separate Account Charges 2.30% ..................................                 -         1.245                    -
    Separate Account Charges 2.50% ..................................             5,991         1.243                7,449

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Large Cap Portfolio
    Separate Account Charges 1.55% ..................................                 -      $  1.189         $          -
    Separate Account Charges 1.70% ..................................                 -         1.188                    -
    Separate Account Charges 1.90% ..................................                 -         1.186                    -
    Separate Account Charges 1.95% ..................................                 -         1.186                    -
    Separate Account Charges 2.10% ..................................                 -         1.184                    -
    Separate Account Charges 2.15% ..................................                 -         1.184                    -
    Separate Account Charges 2.30% ..................................             8,694         1.183               10,284
    Separate Account Charges 2.50% ..................................                 -         1.181                    -
  Lazard International Stock Portfolio
    Separate Account Charges 1.55% ..................................                 -         1.266                    -
    Separate Account Charges 1.70% ..................................                 -         1.265                    -
    Separate Account Charges 1.90% ..................................                 -         1.263                    -
    Separate Account Charges 1.95% ..................................            12,217         1.263               15,427
    Separate Account Charges 2.10% ..................................                 -         1.262                    -
    Separate Account Charges 2.15% ..................................                 -         1.261                    -
    Separate Account Charges 2.30% ..................................            41,364         1.260               52,112
    Separate Account Charges 2.50% ..................................                 -         1.258                    -
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.55% ..................................                 -         1.161                    -
    Separate Account Charges 1.70% ..................................                 -         1.160                    -
    Separate Account Charges 1.90% ..................................                 -         1.159                    -
    Separate Account Charges 1.95% ..................................            23,203         1.158               26,876
    Separate Account Charges 2.10% ..................................                 -         1.157                    -
    Separate Account Charges 2.15% ..................................                 -         1.157                    -
    Separate Account Charges 2.30% ..................................             8,818         1.156               10,191
    Separate Account Charges 2.50% ..................................                 -         1.154                    -
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.55% ..................................               933         1.197                1,117
    Separate Account Charges 1.70% ..................................                 -         1.196                    -
    Separate Account Charges 1.90% ..................................                 -         1.194                    -
    Separate Account Charges 1.95% ..................................            41,150         1.194               49,119
    Separate Account Charges 2.10% ..................................                 -         1.193                    -
    Separate Account Charges 2.15% ..................................                 -         1.192                    -
    Separate Account Charges 2.30% ..................................                 -         1.191                    -
    Separate Account Charges 2.50% ..................................                 -         1.189                    -
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.55% ..................................            20,755         1.282               26,609
    Separate Account Charges 1.70% ..................................             1,686         1.281                2,160
    Separate Account Charges 1.90% ..................................             4,097         1.279                5,241
    Separate Account Charges 1.95% ..................................            51,741         1.279               66,157
    Separate Account Charges 2.10% ..................................            14,628         1.277               18,686
    Separate Account Charges 2.15% ..................................                 -         1.277                    -
    Separate Account Charges 2.30% ..................................            23,267         1.276               29,682
    Separate Account Charges 2.50% ..................................                 -         1.274                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio
    Separate Account Charges 1.55% ..................................               961      $  1.192         $      1,145
    Separate Account Charges 1.70% ..................................                 -         1.190                    -
    Separate Account Charges 1.90% ..................................             3,919         1.189                4,659
    Separate Account Charges 1.95% ..................................             5,784         1.188                6,874
    Separate Account Charges 2.10% ..................................                 -         1.187                    -
    Separate Account Charges 2.15% ..................................                 -         1.187                    -
    Separate Account Charges 2.30% ..................................                 -         1.186                    -
    Separate Account Charges 2.50% ..................................                 -         1.184                    -
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.55% ..................................            82,924         1.015               84,197
    Separate Account Charges 1.70% ..................................            22,690         1.014               23,017
    Separate Account Charges 1.90% ..................................             4,268         1.013                4,324
    Separate Account Charges 1.95% ..................................           122,184         1.013              123,723
    Separate Account Charges 2.10% ..................................            12,933         1.012               13,084
    Separate Account Charges 2.15% ..................................                 -         1.011                    -
    Separate Account Charges 2.30% ..................................            56,489         1.010               57,070
    Separate Account Charges 2.50% ..................................                 -         1.009                    -

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.55% ..................................            27,619         1.226               33,858
    Separate Account Charges 1.70% ..................................             2,770         1.225                3,392
    Separate Account Charges 1.90% ..................................                 -         1.223                    -
    Separate Account Charges 1.95% ..................................            12,632         1.223               15,445
    Separate Account Charges 2.10% ..................................                 -         1.221                    -
    Separate Account Charges 2.15% ..................................                 -         1.221                    -
    Separate Account Charges 2.30% ..................................                 -         1.220                    -
    Separate Account Charges 2.50% ..................................                 -         1.218                    -
  MFS Total Return Portfolio
    Separate Account Charges 1.55% ..................................            56,518         1.126               63,648
    Separate Account Charges 1.70% ..................................             9,177         1.125               10,325
    Separate Account Charges 1.90% ..................................            13,777         1.124               15,480
    Separate Account Charges 1.95% ..................................           374,060         1.123              420,107
    Separate Account Charges 2.10% ..................................            39,388         1.122               44,195
    Separate Account Charges 2.15% ..................................                 -         1.122                    -
    Separate Account Charges 2.30% ..................................                 -         1.121                    -
    Separate Account Charges 2.50% ..................................                 -         1.119                    -
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.55% ..................................            11,021         0.999               11,008
    Separate Account Charges 1.70% ..................................            13,349         0.998               13,328
    Separate Account Charges 1.90% ..................................                 -         0.998                    -
    Separate Account Charges 1.95% ..................................                 -         0.998                    -
    Separate Account Charges 2.10% ..................................                 -         0.997                    -
    Separate Account Charges 2.15% ..................................                 -         0.997                    -
    Separate Account Charges 2.30% ..................................                 -         0.997                    -
    Separate Account Charges 2.50% ..................................                 -         0.996                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 1.55% ..................................            21,722      $  1.229         $     26,690
    Separate Account Charges 1.70% ..................................                 -         1.228                    -
    Separate Account Charges 1.90% ..................................                 -         1.226                    -
    Separate Account Charges 1.95% ..................................            20,681         1.225               25,342
    Separate Account Charges 2.10% ..................................                 -         1.224                    -
    Separate Account Charges 2.15% ..................................                 -         1.224                    -
    Separate Account Charges 2.30% ..................................            11,483         1.223               14,039
    Separate Account Charges 2.50% ..................................                 -         1.221                    -

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................                 -         1.261                    -
    Separate Account Charges 1.70% ..................................                 -         1.260                    -
    Separate Account Charges 1.90% ..................................             3,744         1.258                4,711
    Separate Account Charges 1.95% ..................................           134,028         1.258              168,558
    Separate Account Charges 2.10% ..................................            50,511         1.256               63,465
    Separate Account Charges 2.15% ..................................                 -         1.256                    -
    Separate Account Charges 2.30% ..................................            41,132         1.255               51,610
    Separate Account Charges 2.50% ..................................                 -         1.253                    -
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.55% ..................................                 -         1.188                    -
    Separate Account Charges 1.70% ..................................                 -         1.187                    -
    Separate Account Charges 1.90% ..................................                 -         1.185                    -
    Separate Account Charges 1.95% ..................................            20,751         1.185               24,581
    Separate Account Charges 2.10% ..................................                 -         1.183                    -
    Separate Account Charges 2.15% ..................................                 -         1.183                    -
    Separate Account Charges 2.30% ..................................                 -         1.182                    -
    Separate Account Charges 2.50% ..................................                 -         1.180                    -

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.55% ..................................             7,398         1.240                9,173
    Separate Account Charges 1.70% ..................................             5,670         1.239                7,024
    Separate Account Charges 1.90% ..................................             3,789         1.237                4,687
    Separate Account Charges 1.95% ..................................            43,662         1.237               53,988
    Separate Account Charges 2.10% ..................................            29,164         1.235               36,028
    Separate Account Charges 2.15% ..................................                 -         1.235                    -
    Separate Account Charges 2.30% ..................................             8,318         1.234               10,262
    Separate Account Charges 2.50% ..................................                 -         1.232                    -

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.55% ..................................             6,599         1.185                7,823
    Separate Account Charges 1.70% ..................................                 -         1.184                    -
    Separate Account Charges 1.90% ..................................                 -         1.183                    -
    Separate Account Charges 1.95% ..................................           100,949         1.182              119,341
    Separate Account Charges 2.10% ..................................             7,866         1.181                9,290
    Separate Account Charges 2.15% ..................................                 -         1.181                    -
    Separate Account Charges 2.30% ..................................                 -         1.179                    -
    Separate Account Charges 2.50% ..................................                 -         1.178                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.55% ..................................            30,190      $  1.411         $     42,597
    Separate Account Charges 1.70% ..................................             2,732         1.410                3,852
    Separate Account Charges 1.90% ..................................                 -         1.408                    -
    Separate Account Charges 1.95% ..................................            29,632         1.407               41,698
    Separate Account Charges 2.10% ..................................            59,277         1.406               83,336
    Separate Account Charges 2.15% ..................................                 -         1.405                    -
    Separate Account Charges 2.30% ..................................             7,534         1.404               10,578
    Separate Account Charges 2.50% ..................................             5,335         1.402                7,481
                                                                                                              ------------

Net Contract Owners' Equity .........................................                                         $ 18,294,893
                                                                                                              ============

5. STATEMENT OF INVESTMENTS                                                         FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS
                                                                                           COMMENCED) TO DECEMBER 31, 2003
                                                                                 --------------------------------------------------
INVESTMENTS                                                                        NO. OF       MARKET      COST OF      PROCEEDS
                                                                                   SHARES       VALUE      PURCHASES    FROM SALES
                                                                                 ----------   ----------   ----------   ----------
CAPITAL APPRECIATION FUND (0.0%)
    Total (Cost $7,282)                                                                 145   $    8,009   $    7,319   $       38
                                                                                 ----------   ----------   ----------   ----------

MONEY MARKET PORTFOLIO (3.4%)
    Total (Cost $617,103)                                                           617,103      617,103      712,616       95,513
                                                                                 ----------   ----------   ----------   ----------

AIM VARIABLE INSURANCE FUNDS, INC. (1.9%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $88,723)                       4,397       93,030       97,670        9,005
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $238,853)                      21,042      252,713      239,653          826
                                                                                 ----------   ----------   ----------   ----------
    Total (Cost $327,576)                                                            25,439      345,743      337,323        9,831
                                                                                 ----------   ----------   ----------   ----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.0%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $169,838)                                                             8,240      175,768      170,238          403
                                                                                 ----------   ----------   ----------   ----------

AMERICAN FUNDS INSURANCE SERIES (5.5%)
  Global Growth Fund - Class 2 Shares (Cost $156,615)                                10,874      165,832      159,312        2,735
  Growth Fund - Class 2 Shares (Cost $454,015)                                       10,463      476,052      463,703        9,876
  Growth-Income Fund - Class 2 Shares (Cost $351,826)                                11,098      371,571      356,892        5,204
                                                                                 ----------   ----------   ----------   ----------
    Total (Cost $962,456)                                                            32,435    1,013,455      979,907       17,815
                                                                                 ----------   ----------   ----------   ----------

CREDIT SUISSE TRUST (0.5%)
  Emerging Markets Portfolio (Cost $77,291)                                           7,558       80,340       77,406          116
  Global Post-Venture Capital Portfolio (Cost $12,713)                                1,402       13,252       12,804           94
                                                                                 ----------   ----------   ----------   ----------
    Total (Cost $90,004)                                                              8,960       93,592       90,210          210
                                                                                 ----------   ----------   ----------   ----------

DELAWARE VIP TRUST (0.9%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $156,956)                                                            11,074      167,656      157,288          345
                                                                                 ----------   ----------   ----------   ----------

DREYFUS INVESTMENT PORTFOLIO (1.4%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $249,390)                                                            16,651      262,755      250,312          956
                                                                                 ----------   ----------   ----------   ----------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.4%)
  Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
    Total (Cost $68,133)                                                              3,060       72,484       68,431          303
                                                                                 ----------   ----------   ----------   ----------

DREYFUS VARIABLE INVESTMENT FUND (1.5%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $130,547)                 4,176      143,743      131,474          971
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $118,265)           3,351      125,290      123,365        5,219
                                                                                 ----------   ----------   ----------   ----------
    Total (Cost $248,812)                                                             7,527      269,033      254,839        6,190
                                                                                 ----------   ----------   ----------   ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (4.4%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares (Cost $78,577)           5,099       82,038       78,761          189
  Franklin Small Cap Fund - Class 2 Shares (Cost $153,816)                            9,264      161,467      154,290          488
  Mutual Shares Securities Fund - Class 2 Shares (Cost $125,484)                      8,940      133,118      126,519        1,072
  Templeton Developing Markets Securities Fund - Class 2 Shares (Cost $15,246)        2,424       17,187       15,284           40
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $244,250)                 21,269      260,334      244,848          619
  Templeton Growth Securities Fund - Class 2 Shares (Cost $145,501)                  13,952      156,118      608,815      468,072
                                                                                 ----------   ----------   ----------   ----------
    Total (Cost $762,874)                                                            60,948      810,262    1,228,517      470,480
                                                                                 ----------   ----------   ----------   ----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                           FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS
                                                                                   COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)
                                                                               --------------------------------------------------
INVESTMENTS                                                                      NO. OF       MARKET      COST OF      PROCEEDS
                                                                                 SHARES       VALUE      PURCHASES    FROM SALES
                                                                               ----------   ----------   ----------   ----------
GREENWICH STREET SERIES FUND (3.8%)
  Equity Index Portfolio - Class II Shares (Cost $266,598)                         10,675   $  289,618   $  291,693   $   27,094
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $145,698)                                                                 7,976      155,217      146,133          442
  Salomon Brothers Variable Emerging Growth Fund - Class II Shares
    (Cost $175,912)                                                                 9,489      183,614      176,302          392
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $66,259)                                                                 15,282       69,840       66,351           94
                                                                               ----------   ----------   ----------   ----------
    Total (Cost $654,467)                                                          43,422      698,289      680,479       28,022
                                                                               ----------   ----------   ----------   ----------

INVESCO VARIABLE INVESTMENT FUNDS, INC. (0.4%)
  INVESCO VIF - Utilities Fund
    Total (Cost $65,980)                                                            5,488       71,125       66,625          675
                                                                               ----------   ----------   ----------   ----------

JANUS ASPEN SERIES (0.7%)
  Balanced Portfolio - Service Shares (Cost $49,876)                                2,217       52,814       62,192       12,631
  Global Life Sciences Portfolio - Service Shares (Cost $16,246)                    2,550       17,568       16,314           70
  Global Technology Portfolio - Service Shares (Cost $11,665)                       3,503       12,366       11,710           47
  Worldwide Growth Portfolio - Service Shares (Cost $33,589)                        1,475       37,901       34,293          715
                                                                               ----------   ----------   ----------   ----------
    Total (Cost $111,376)                                                           9,745      120,649      124,509       13,463
                                                                               ----------   ----------   ----------   ----------

LAZARD RETIREMENT SERIES, INC. (0.4%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $72,544)                                                            5,276       77,614       74,220        1,791
                                                                               ----------   ----------   ----------   ----------

LORD ABBETT SERIES FUND, INC. (1.9%)
  Growth and Income Portfolio (Cost $198,001)                                       8,557      209,818      204,066        6,090
  Mid-Cap Value Portfolio (Cost $130,125)                                           7,966      135,735      131,839        1,764
                                                                               ----------   ----------   ----------   ----------
    Total (Cost $328,126)                                                          16,523      345,553      335,905        7,854
                                                                               ----------   ----------   ----------   ----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.0%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $181,177)         5,388      186,037      181,300          124
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $169,895)            7,190      179,468      172,667        2,904
                                                                               ----------   ----------   ----------   ----------
    Total (Cost $351,072)                                                          12,578      365,505      353,967        3,028
                                                                               ----------   ----------   ----------   ----------

PIMCO VARIABLE INSURANCE TRUST (5.5%)
  Real Return Portfolio - Administrative Class (Cost $347,305)                     27,999      346,073      350,681        3,388
  Total Return Portfolio - Administrative Class (Cost $654,426)                    63,368      656,493      666,805       12,472
                                                                               ----------   ----------   ----------   ----------
    Total (Cost $1,001,731)                                                        91,367    1,002,566    1,017,486       15,860
                                                                               ----------   ----------   ----------   ----------

PIONEER VARIABLE CONTRACTS TRUST (14.7%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $94,182)             9,081       94,174       94,194           12
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $106,004)                  7,679      107,660      106,046           42
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $76,592)           4,774       82,451       81,983        5,676
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $114,640)             6,662      121,177      114,948          312
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $20,987)                     2,746       24,415       21,101          121
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $386,796)                     21,801      406,800      397,317       10,580
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $86,194)              7,291       88,225       86,407          212
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $371,627)               33,372      382,105      381,446        9,941
  Pioneer International Value VCT Portfolio - Class II Shares (Cost $18,956)        2,075       20,832       19,011           57
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $261,259)            13,342      271,116      304,314       44,209
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares (Cost $118,810)        6,749      125,194      119,522          740
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $236,226)          19,782      246,675      238,582        2,454
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $20,004)              1,810       20,538       21,542        1,589
  Pioneer Strategic Income VCT Portfolio - Class II Shares (Cost $581,496)         54,585      600,985      591,472       10,160
  Pioneer Value VCT Portfolio - Class II Shares (Cost $86,787)                      7,521       90,559       86,944          160
                                                                               ----------   ----------   ----------   ----------
    Total (Cost $2,580,560)                                                       199,270    2,682,906    2,664,829       86,265
                                                                               ----------   ----------   ----------   ----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                      FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS
                                                                              COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)
                                                                          --------------------------------------------------

INVESTMENTS                                                                  NO. OF      MARKET      COST OF    PROCEEDS
                                                                             SHARES      VALUE      PURCHASES  FROM SALES
                                                                            --------    --------    ---------  ----------
PUTNAM VARIABLE TRUST (1.4%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $87,824)         7,356    $ 94,526    $ 89,700    $  1,903
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $153,692)             9,328     169,017     176,215      24,745
                                                                            --------    --------    --------    --------
    Total (Cost $241,516)                                                     16,684     263,543     265,915      26,648
                                                                            --------    --------    --------    --------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (4.5%)
  All Cap Fund - Class I (Cost $225,353)                                      15,594     243,573     254,857      31,379
  Investors Fund - Class I (Cost $64,400)                                      5,498      69,765      64,636         245
  Large Cap Growth Fund - Class I (Cost $130,691)                             11,920     139,107     131,330         660
  Small Cap Growth Fund - Class I (Cost $241,445)                             22,364     273,739     242,959       1,682
  Total Return Fund - Class II (Cost $87,726)                                  8,212      89,268      87,908         184
                                                                            --------    --------    --------    --------
    Total (Cost $749,615)                                                     63,588     815,452     781,690      34,150
                                                                            --------    --------    --------    --------

SCUDDER INVESTMENTS VIT FUNDS (1.4%)
  Scudder Real Estate Securities Portfolio - Class B
    Total (Cost $237,129)                                                     20,029     252,166     237,878         782
                                                                            --------    --------    --------    --------

SCUDDER VARIABLE SERIES I (2.8%)
  21st Century Growth Portfolio - Class B (Cost $61,550)                      13,036      61,528      61,661         110
  Capital Growth Portfolio - Class B (Cost $72,714)                            5,093      73,944      72,753          39
  Global Discovery Portfolio - Class B (Cost $71,250)                          7,679      78,710      72,282       1,088
  Growth and Income Portfolio - Class B (Cost $108,055)                       13,619     115,357     108,448         405
  Health Sciences Portfolio - Class B (Cost $106,404)                         10,372     113,162     106,776         382
  International Portfolio - Class B (Cost $55,575)                             7,574      62,414      55,845         287
                                                                            --------    --------    --------    --------
    Total (Cost $475,548)                                                     57,373     505,115     477,765       2,311
                                                                            --------    --------    --------    --------

SCUDDER VARIABLE SERIES II (21.1%)
  Scudder Aggressive Growth Portfolio - Class B (Cost $19,371)                 2,053      19,343      19,371          --
  Scudder Blue Chip Portfolio - Class B (Cost $125,594)                       11,083     130,774     125,783         196
  Scudder Contrarian Value Portfolio - Class B (Cost $130,011)                 9,774     142,216     131,555       1,619
  Scudder Fixed Income Portfolio - Class B (Cost $182,107)                    15,356     186,421     183,496       1,408
  Scudder Global Blue Chip Portfolio - Class B (Cost $120,838)                12,346     128,150     120,985         150
  Scudder Government Securities Portfolio - Class B (Cost $179,199)           14,468     180,993     190,545      11,381
  Scudder Growth Portfolio - Class B (Cost $70,896)                            3,920      72,242      70,996         102
  Scudder High Income Portfolio - Class B (Cost $188,867)                     24,070     202,431     190,725       1,952
  Scudder International Select Equity Portfolio - Class B (Cost $75,479)       8,059      81,800      75,688         214
  Scudder Money Market Portfolio - Class B (Cost $287,578)                   287,578     287,578     432,693     145,115
  Scudder Small Cap Growth Portfolio - Class B (Cost $96,688)                  8,723      98,480      96,812         126
  Scudder Strategic Income Portfolio - Class B (Cost $255,644)                22,366     263,477     257,264       1,645
  Scudder Technology Growth Portfolio - Class B (Cost $132,910)               15,791     138,958     133,202         295
  Scudder Total Return Portfolio - Class B (Cost $41,185)                      2,010      42,736      41,336         154
  SVS Davis Venture Value Portfolio - Class B (Cost $198,490)                 20,762     213,637     199,973       1,551
  SVS Dreman Financial Services Portfolio - Class B (Cost $72,870)             6,109      75,197      73,006         138
  SVS Dreman High Return Equity Portfolio - Class B (Cost $192,433)           18,828     212,001     194,129       1,807
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $228,161)              15,600     250,072     228,692         559
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $109,888)      13,537     116,284     110,063         182
  SVS Focus Value & Growth Portfolio - Class B (Cost $44,457)                  3,709      46,916      44,529          73
  SVS Index 500 Portfolio - Class B (Cost $237,550)                           31,122     258,935     238,883       1,388
  SVS INVESCO Dynamic Growth Portfolio - Class B (Cost $126,934)              16,840     138,260     128,206       1,325
  SVS Janus Growth And Income Portfolio - Class B (Cost $213,133)             25,883     228,804     214,048         935
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $6,359)               963       6,627       6,374          15
  SVS MFS Strategic Value Portfolio - Class B (Cost $95,897)                   9,682      98,949      96,028         134
  SVS Oak Strategic Equity Portfolio - Class B (Cost $126,418)                20,593     140,652     129,573       3,498

5. STATEMENT OF INVESTMENTS (CONTINUED)                                            FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS
                                                                                 COMMENCED) TO DECEMBER 31, 2003 (CONTINUED) UED)
                                                                              -----------------------------------------------------
INVESTMENTS                                                                     NO. OF        MARKET        COST OF       PROCEEDS
                                                                                SHARES        VALUE        PURCHASES     FROM SALES
                                                                              -----------   -----------   -----------   -----------
SCUDDER VARIABLE SERIES II (CONTINUED)
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $103,098)                    12,610   $   111,474   $   105,329   $     2,460
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $3,662,055)                                                       633,835     3,873,407     3,839,284       178,422
                                                                              -----------   -----------   -----------   -----------

THE ALGER AMERICAN FUND (2.1%)
  Alger American Balanced Portfolio - Class S Shares (Cost $290,077)               22,370       298,422       290,569           497
  Alger American Leveraged AllCap Portfolio - Class S Shares (Cost $90,102)         3,307        92,459        90,336           234
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $380,179)                                                          25,677       390,881       380,905           731
                                                                              -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (8.4%)
  Convertible Securities Portfolio (Cost $268,236)                                 23,176       275,099       269,118           903
  Disciplined Mid Cap Stock Portfolio (Cost $100,848)                               6,075       106,259       101,079           240
  Equity Income Portfolio (Cost $134,136)                                           8,499       140,991       134,707           593
  Federated High Yield Portfolio (Cost $359,423)                                   41,279       347,153       360,593         1,199
  Federated Stock Portfolio (Cost $36,171)                                          2,635        40,027        36,348           185
  Large Cap Portfolio (Cost $9,898)                                                   781        10,287         9,929            31
  Lazard International Stock Portfolio (Cost $62,568)                               6,749        67,560        63,315           802
  Merrill Lynch Large Cap Core Portfolio (Cost $35,611)                             4,723        37,078        36,060           454
  MFS Emerging Growth Portfolio (Cost $48,885)                                      5,374        50,249        48,928            44
  MFS Mid Cap Growth Portfolio (Cost $141,911)                                     21,595       148,575       143,021         1,145
  Pioneer Fund Portfolio (Cost $12,272)                                             1,161        12,679        14,504         2,260
  Travelers Quality Bond Portfolio (Cost $316,608)                                 27,252       305,497       703,793       388,627
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $1,526,567)                                                       149,299     1,541,454     1,921,395       396,483
                                                                              -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (3.8%)
  AIM Capital Appreciation Portfolio (Cost $50,509)                                 5,239        52,707        50,989           493
  MFS Total Return Portfolio (Cost $536,843)                                       34,149       553,894       540,566         3,770
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $24,379)               2,434        24,342        24,492           113
  Strategic Equity Portfolio (Cost $61,460)                                         4,097        66,088        62,585         1,162
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $673,191)                                                          45,919       697,031       678,632         5,538
                                                                              -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (1.7%)
  Comstock Portfolio - Class II Shares (Cost $269,798)                             24,546       288,420       272,420         2,671
  Enterprise Portfolio - Class II Shares (Cost $23,194)                             1,874        24,587        23,902           727
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $292,992)                                                          26,420       313,007       296,322         3,398
                                                                              -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (0.7%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $113,442)                                                           5,285       121,193       115,926         2,528
                                                                              -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND III (1.8%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $122,764)         19,443       136,490       123,596           874
  Mid Cap Portfolio - Service Class 2 (Cost $174,932)                               7,910       189,599       198,393        25,397
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $297,696)                                                          27,353       326,089       321,989        26,271
                                                                              -----------   -----------   -----------   -----------

TOTAL INVESTMENTS (100%)
  (COST $17,476,210)                                                                        $18,299,405   $18,892,721   $ 1,436,304
                                                                                            ===========   ===========   ===========

6. FINANCIAL HIGHLIGHTS

                                                                                                          EXPENSE         TOTAL
                                             YEAR                UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)      RETURN (3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -------------   -------  --------------  -----------  --------------
CAPITAL APPRECIATION FUND                     2003          7           1.217         8         0.05            1.55            9.54

MONEY MARKET PORTFOLIO                        2003        623   0.988 - 0.994       617         0.26     1.55 - 2.50   (0.70) - 0.00
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -
    Series II                                 2003         76   1.221 - 1.225        93            -     1.55 - 2.10   (0.16) - 8.99

  AIM V.I. Mid Cap Core Equity Fund -
    Series II                                 2003        204   1.240 - 1.244       253            -     1.55 - 2.10    2.73 - 10.78
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2003        154   1.139 - 1.146       176            -     1.55 - 2.50    2.24 - 10.14
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2003        126   1.313 - 1.320       166         0.01     1.55 - 2.30    5.55 - 20.27

  Growth Fund - Class 2 Shares                2003        379   1.251 - 1.259       476         0.33     1.55 - 2.50    3.55 - 14.08

  Growth-Income Fund - Class 2 Shares         2003        296   1.249 - 1.257       371         2.55     1.55 - 2.50    6.26 - 15.31
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                  2003         61   1.318 - 1.321        80            -     1.70 - 2.10     4.27 - 7.05

  Global Post-Venture Capital Portfolio       2003         11   1.237 - 1.240        13            -     1.70 - 2.10   (0.16) - 6.26
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class   2003        133   1.260 - 1.264       168            -     1.55 - 2.10    3.95 - 14.12
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                            2003        224   1.168 - 1.173       263         0.32     1.70 - 2.50    1.30 - 14.47
DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc. - Service Shares               2003         64   1.125 - 1.127        72            -     1.70 - 1.95     2.83 - 6.12
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                            2003        123   1.167 - 1.170       144         1.57     1.70 - 2.15    4.93 - 10.30
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                2003         98   1.276 - 1.285       125         0.04     1.55 - 2.50  (0.47) - 14.12
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                     2003         68   1.211 - 1.216        82            -     1.55 - 2.10    1.68 - 13.22

  Franklin Small Cap Fund - Class 2 Shares    2003        121   1.330 - 1.335       161            -     1.55 - 2.10   (0.82) - 6.12

Mutual Shares Securities Fund - Class 2
  Shares                                      2003        111   1.201 - 1.207       133            -     1.55 - 2.30    5.17 - 11.58
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2003         12   1.474 - 1.479        17            -     1.55 - 2.10    5.57 - 21.63
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2003        195   1.333 - 1.338       260            -     1.55 - 2.10     6.28 - 9.80
  Templeton Growth Securities Fund -
    Class 2 Shares                            2003        118   1.319 - 1.328       156            -     1.55 - 2.50    4.92 - 16.29

                                                                                                          EXPENSE         TOTAL
                                             YEAR                UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)      RETURN (3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -------------   -------  --------------  -----------  --------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares    2003        239   1.208 - 1.212       290         1.73     1.55 - 2.10    5.49 - 14.81
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares              2003        122   1.265 - 1.274       155            -     1.55 - 2.50    4.20 - 13.14
  Salomon Brothers Variable Emerging
    Growth Fund - Class II Shares             2003        146   1.252 - 1.257       184            -     1.55 - 2.10   (0.08) - 7.45
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares              2003         57   1.225 - 1.229        70         0.55     1.55 - 1.95     5.06 - 7.24
INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF - Utilities Fund                2003         67   1.064 - 1.068        71         1.93     1.70 - 2.30    6.29 - 12.00
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2003         48   1.090 - 1.092        53         1.42     1.90 - 2.15     4.41 - 7.27
  Global Life Sciences Portfolio -
    Service Shares                            2003         15   1.189 - 1.192        18            -     1.55 - 1.95     7.02 - 8.96

  Global Technology Portfolio - Service
    Shares                                    2003          9   1.382 - 1.386        12            -     1.55 - 1.95   (0.86) - 9.05

  Worldwide Growth Portfolio - Service
    Shares                                    2003         30   1.250 - 1.254        38         0.25     1.55 - 1.95   11.76 - 13.53
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2003         58   1.330 - 1.334        78            -     1.55 - 2.10    4.88 - 15.84
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2003        169   1.239 - 1.243       210         1.69     1.55 - 2.10    4.98 - 12.93

  Mid-Cap Value Portfolio                     2003        108   1.252 - 1.257       136         2.19     1.70 - 2.30    7.90 - 16.90
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                  2003        151   1.229 - 1.233       186            -     1.55 - 2.10     2.93 - 6.57
  Oppenheimer Global Securities Fund/VA
    - Service Shares                          2003        127   1.408 - 1.413       179            -     1.55 - 2.10    3.37 - 23.10
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative
    Class                                     2003        331   1.043 - 1.047       346         0.38     1.55 - 2.10   (1.23) - 2.45

  Total Return Portfolio - Administrative
    Class                                     2003        649   1.007 - 1.013       656         1.33     1.55 - 2.50   (1.37) - 3.58
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                           2003         95   0.993 - 0.995        94         0.66     1.55 - 1.95   (0.10) - 1.22
  Pioneer Balanced VCT Portfolio - Class
    II Shares                                 2003         97   1.106 - 1.110       108         2.15     1.55 - 2.10     1.46 - 3.85
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                         2003         55   1.505 - 1.510        82            -     1.55 - 2.10    1.28 - 18.69
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                           2003        101   1.201 - 1.205       121         0.92     1.55 - 2.10    4.43 - 10.56

  Pioneer Europe VCT Portfolio - Class II
    Shares                                    2003         19   1.278 - 1.282        24            -     1.70 - 2.10   12.36 - 16.29

  Pioneer Fund VCT Portfolio - Class II
    Shares                                    2003        336   1.208 - 1.213       407         0.74     1.55 - 2.10    0.25 - 12.86
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                           2003         77   1.149 - 1.154        88            -     1.55 - 2.10     0.17 - 2.58
  Pioneer High Yield VCT Portfolio -
    Class II Shares                           2003        332   1.148 - 1.152       382         2.37     1.55 - 2.10     1.68 - 9.09
  Pioneer International Value VCT
    Portfolio - Class II Shares               2003         16   1.286 - 1.290        21            -     1.55 - 1.95   12.41 - 12.76
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                           2003        205   1.317 - 1.324       271            -     1.55 - 2.30    7.24 - 11.20
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares               2003         99   1.256 - 1.261       125         2.94     1.55 - 2.10  (0.16) - 15.69

                                                                                                          EXPENSE         TOTAL
                                             YEAR                UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)      RETURN (3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -------------   -------  --------------  -----------  --------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                         2003        182   1.348 - 1.355       247            -     1.55 - 2.30    8.00 - 10.49
  Pioneer Small Company VCT Portfolio -
    Class II Shares                           2003         16   1.281 - 1.284        21            -     1.70 - 2.10    0.00 - 12.04
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                         2003        552   1.085 - 1.089       601         2.51     1.55 - 2.10     0.18 - 6.06

  Pioneer Value VCT Portfolio - Class II
    Shares                                    2003         76   1.187 - 1.192        91         0.03     1.55 - 2.10     3.56 - 8.09
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                           2003         73   1.287 - 1.294        95            -     1.55 - 2.30    7.92 - 13.76
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2003        119   1.423 - 1.430       169            -     1.55 - 2.30    4.84 - 27.62
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                      2003        186   1.302 - 1.311       244         0.54     1.55 - 2.50    7.83 - 16.37

  Investors Fund - Class I                    2003         55   1.266 - 1.274        70         2.35     1.55 - 2.50    5.64 - 13.55

  Large Cap Growth Fund - Class I             2003        106   1.303 - 1.308       139            -     1.55 - 2.10    3.66 - 14.44

  Small Cap Growth Fund - Class I             2003        192   1.425 - 1.430       274            -     1.55 - 2.10    3.63 - 21.29

  Total Return Fund - Class II                2003         80   1.112 - 1.115        89         0.77     1.55 - 1.95     3.15 - 8.58
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                       2003        217   1.163 - 1.165       252            -     1.70 - 2.10    9.91 - 13.67
SCUDDER VARIABLE SERIES I
  21st Century Growth Portfolio - Class B     2003         55   1.127 - 1.128        62            -     1.95 - 2.10   (0.62) - 0.71

  Capital Growth Portfolio - Class B          2003         66   1.114 - 1.117        74            -     1.70 - 2.10    2.76 - 10.19

  Global Discovery Portfolio - Class B        2003         63   1.252 - 1.253        79            -     1.95 - 2.10    7.19 - 11.79

  Growth and Income Portfolio - Class B       2003        102   1.127 - 1.129       115            -     1.70 - 2.10     4.83 - 9.41

  Health Sciences Portfolio - Class B         2003        101   1.122 - 1.123       113            -     1.95 - 2.10     7.06 - 7.57

  International Portfolio - Class B           2003         53   1.184 - 1.185        62            -     1.90 - 2.10    9.33 - 15.61
SCUDDER VARIABLE SERIES II
  Scudder Aggressive Growth Portfolio -
    Class B                                   2003         17           1.164        19            -            2.10          (0.26)

  Scudder Blue Chip Portfolio - Class B       2003        113   1.155 - 1.156       131            -     1.90 - 2.10    5.19 - 15.48

  Scudder Contrarian Value Portfolio -
    Class B                                   2003        122   1.159 - 1.164       142            -     1.70 - 2.50    8.22 - 15.26

  Scudder Fixed Income Portfolio - Class B    2003        189   0.986 - 0.990       186            -     1.70 - 2.30     1.12 - 3.02

  Scudder Global Blue Chip Portfolio -
    Class B                                   2003        109   1.179 - 1.180       128            -     1.95 - 2.10     7.08 - 8.16
  Scudder Government Securities
    Portfolio - Class B                       2003        182           0.995       181            -     1.95 - 2.10   (0.30) - 2.05

  Scudder Growth Portfolio - Class B          2003         65   1.107 - 1.110        72            -     1.70 - 2.10    2.12 - 10.14

  Scudder High Income Portfolio - Class B     2003        186   1.088 - 1.093       202            -     1.70 - 2.50    4.50 - 10.86

                                                                                                          EXPENSE         TOTAL
                                             YEAR                UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)      RETURN (3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -------------   -------  --------------  -----------  --------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder International Select Equity
    Portfolio - Class B                       2003         68   1.206 - 1.210        82           -     1.95 - 2.50    6.35 - 20.40

  Scudder Money Market Portfolio - Class B    2003        290   0.989 - 0.992       288        0.10     1.55 - 2.10  (0.50) - (0.20)

  Scudder Small Cap Growth Portfolio -
    Class B                                   2003         87   1.132 - 1.133        98           -     1.90 - 2.10     0.27 - 8.21

  Scudder Strategic Income Portfolio -
    Class B                                   2003        268   0.983 - 0.985       263           -     1.95 - 2.30     2.50 - 3.69

  Scudder Technology Growth Portfolio -
    Class B                                   2003        114   1.215 - 1.217       139           -     1.70 - 2.10    3.58 - 15.48

  Scudder Total Return Portfolio - Class B    2003         40   1.062 - 1.065        43           -     1.70 - 2.10     0.09 - 5.14

  SVS Davis Venture Value Portfolio -
    Class B                                   2003        185   1.156 - 1.160       214           -     1.70 - 2.30    5.65 - 16.06
  SVS Dreman Financial Services
    Portfolio - Class B                       2003         67   1.129 - 1.130        75           -     1.95 - 2.10    4.34 - 11.45
  SVS Dreman High Return Equity
    Portfolio - Class B                       2003        182   1.159 - 1.164       212           -     1.70 - 2.50    5.63 - 19.06

  SVS Dreman Small Cap Value Portfolio -
    Class B                                   2003        201   1.244 - 1.246       250           -     1.70 - 2.10    9.60 - 20.66
  SVS Eagle Focused Large Cap Growth
    Portfolio - Class B                       2003        104   1.117 - 1.120       116           -     1.70 - 2.10    5.07 - 11.69

  SVS Focus Value & Growth Portfolio -
    Class B                                   2003         41   1.157 - 1.159        47           -     1.70 - 2.10     5.57 - 6.23

  SVS Index 500 Portfolio - Class B           2003        229   1.130 - 1.134       259           -     1.70 - 2.30    5.49 - 13.57

  SVS INVESCO Dynamic Growth Portfolio -
    Class B                                   2003        118   1.173 - 1.177       138           -     1.70 - 2.30    6.13 - 13.77
  SVS Janus Growth And Income Portfolio
    - Class B                                 2003        204   1.116 - 1.121       229           -     1.70 - 2.50    6.08 - 11.23
  SVS Janus Growth Opportunities
    Portfolio - Class B                       2003          6           1.109         7           -            2.10            6.53

  SVS MFS Strategic Value Portfolio -
    Class B                                   2003         88   1.119 - 1.124        99           -     1.70 - 2.50    0.27 - 11.20

  SVS Oak Strategic Equity Portfolio -
    Class B                                   2003        118   1.191 - 1.194       141           -     1.95 - 2.30    0.00 - 14.63

  SVS Turner Mid Cap Growth Portfolio -
    Class B                                   2003         92   1.210 - 1.213       111           -     1.95 - 2.30    2.36 - 16.01
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                            2003        281   1.059 - 1.065       298           -     1.55 - 2.50     2.72 - 8.04
  Alger American Leveraged AllCap
    Portfolio - Class S Shares                2003         82   1.120 - 1.123        92           -     1.70 - 2.10   (0.09) - 1.73
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2003        242   1.134 - 1.141       275        3.63     1.55 - 2.50     3.65 - 6.34

  Disciplined Mid Cap Stock Portfolio         2003         82   1.295 - 1.300       106        0.53     1.55 - 2.10    2.05 - 10.36

  Equity Income Portfolio                     2003        114   1.232 - 1.235       141        1.64     1.55 - 1.95     7.60 - 8.33

  Federated High Yield Portfolio              2003        314   1.103 - 1.109       347       19.03     1.55 - 2.30     2.41 - 6.45

  Federated Stock Portfolio                   2003         32   1.243 - 1.247        40        1.41     2.10 - 2.50   11.98 - 12.14

                                                                                                          EXPENSE         TOTAL
                                             YEAR                UNIT VALUE       NET    INVESTMENT (1)  RATIO (2)      RETURN (3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -------------   -------  --------------  -----------  --------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Large Cap Portfolio                         2003          9           1.183        10         0.37            2.30            3.95

  Lazard International Stock Portfolio        2003         54   1.260 - 1.263        68         3.35     1.95 - 2.30    7.69 - 15.98

  Merrill Lynch Large Cap Core Portfolio      2003         32   1.156 - 1.161        37         1.43     1.55 - 2.30     3.03 - 9.35

  MFS Emerging Growth Portfolio               2003         42   1.194 - 1.197        50            -     1.55 - 1.95     2.84 - 4.63

  MFS Mid Cap Growth Portfolio                2003        116   1.276 - 1.282       149            -     1.55 - 2.30    0.31 - 15.37

  Pioneer Fund Portfolio                      2003         11   1.188 - 1.192        13         2.81     1.55 - 1.95    0.08 - 11.96

  Travelers Quality Bond Portfolio            2003        301   1.009 - 1.015       305         5.54     1.55 - 2.50   (1.07) - 3.05
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2003         43   1.223 - 1.226        53            -     1.55 - 1.95     2.94 - 7.45

  MFS Total Return Portfolio                  2003        493   1.122 - 1.126       554         4.17     1.55 - 2.10     4.96 - 6.85
  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2003         24   0.998 - 0.999        24         0.46     1.55 - 1.70     0.00 - 0.10

  Strategic Equity Portfolio                  2003         54   1.223 - 1.229        66            -     1.55 - 2.30     6.34 - 7.28
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2003        229   1.255 - 1.261       288            -     1.55 - 2.30    6.90 - 14.05

  Enterprise Portfolio - Class II Shares      2003         21   1.185 - 1.188        25            -     1.55 - 1.95     2.78 - 5.79
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class 2   2003         98   1.234 - 1.240       121            -     1.55 - 2.30    0.24 - 16.70
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2003        115   1.181 - 1.185       136            -     1.55 - 2.10     3.32 - 7.36

  Mid Cap Portfolio - Service Class 2         2003        135   1.402 - 1.411       190            -     1.55 - 2.50    5.22 - 12.57

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                   AIM V.I.
                                                                                             AIM V.I.              MID CAP
                                                     CAPITAL              MONEY              CAPITAL             CORE EQUITY
                                                  APPRECIATION           MARKET            APPRECIATION             FUND -
                                                      FUND              PORTFOLIO        FUND - SERIES II         SERIES II
                                                  ------------          ---------        ----------------        -----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options               6,582             718,867               83,626              203,513
Accumulation units redeemed and
  transferred to other funding options .                  --             (96,334)              (7,537)                  (2)
                                                    --------            --------             --------             --------
Accumulation units end of year .........               6,582             622,533               76,089              203,511
                                                    ========            ========             ========             ========

                                               ALLIANCEBERNSTEIN
                                                    PREMIER              GLOBAL
                                                     GROWTH              GROWTH               GROWTH            GROWTH-INCOME
                                                  PORTFOLIO -         FUND - CLASS         FUND - CLASS          FUND - CLASS
                                                    CLASS B             2 SHARES             2 SHARES             2 SHARES
                                               -----------------      ------------         ------------         -------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             153,761             126,153              379,722              298,135
Accumulation units redeemed and
  transferred to other funding options .                  --                (205)                (819)              (1,835)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             153,761             125,948              378,903              296,300
                                                    ========            ========             ========             ========

                                                                                             DELAWARE              DREYFUS
                                                                         GLOBAL              VIP REIT               MIDCAP
                                                    EMERGING          POST-VENTURE           SERIES -               STOCK
                                                    MARKETS             CAPITAL              STANDARD            PORTFOLIO -
                                                   PORTFOLIO           PORTFOLIO              CLASS            SERVICE SHARES
                                                   ---------          ------------           --------          --------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              61,028              10,758              132,947              224,447
Accumulation units redeemed and
  transferred to other funding options .                (133)                (64)                 (53)                (366)
                                                    --------            --------             --------             --------
Accumulation units end of year .........              60,895              10,694              132,894              224,081
                                                    ========            ========             ========             ========

                                                                                                                  FRANKLIN
                                                    DREYFUS                                                        RISING
                                                    SOCIALLY                                DREYFUS VIF           DIVIDENDS
                                                  RESPONSIBLE          DREYFUS VIF          DEVELOPING           SECURITIES
                                                    GROWTH            APPRECIATION            LEADERS              FUND -
                                                 FUND, INC. -         PORTFOLIO -          PORTFOLIO -             CLASS 2
                                                 SERVICE SHARES      INITIAL SHARES       INITIAL SHARES           SHARES
                                                 --------------      --------------       --------------         ----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              64,305             123,019               97,766               67,617
Accumulation units redeemed and
  transferred to other funding options .                  --                  (1)                 (18)                  --
                                                    --------            --------             --------             --------
Accumulation units end of year .........              64,305             123,018               97,748               67,617
                                                    ========            ========             ========             ========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                         MUTUAL
                                                    FRANKLIN             SHARES             TEMPLETON             TEMPLETON
                                                   SMALL CAP           SECURITIES          DEVELOPING              FOREIGN
                                                     FUND -              FUND -              MARKETS             SECURITIES
                                                     CLASS               CLASS          SECURITIES FUND -       FUND - CLASS
                                                    2 SHARES            2 SHARES          CLASS 2 SHARES           2 SHARES
                                                   ---------           ----------       -----------------       ------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             122,400             111,216               11,635              194,907
Accumulation units redeemed and
  transferred to other funding options .              (1,166)               (639)                  --                   --
                                                    --------            --------             --------             --------
Accumulation units end of year .........             121,234             110,577               11,635              194,907
                                                    ========            ========             ========             ========

                                                                                              SALOMON              SALOMON
                                                   TEMPLETON             EQUITY              BROTHERS             BROTHERS
                                                    GROWTH                INDEX              VARIABLE             VARIABLE
                                                   SECURITIES          PORTFOLIO -           EMERGING             EMERGING
                                                 FUND - CLASS             CLASS           GROWTH FUND -         GROWTH FUND -
                                                    2 SHARES            II SHARES         CLASS I SHARES       CLASS II SHARES
                                                 ------------          -----------        --------------       ---------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             117,928             239,482              122,020              147,702
Accumulation units redeemed and
  transferred to other funding options .                (115)                (16)                  (1)              (1,248)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             117,813             239,466              122,019              146,454
                                                    ========            ========             ========             ========

                                                    SALOMON
                                                    BROTHERS
                                                VARIABLE GROWTH                                                  GLOBAL LIFE
                                                    & INCOME             INVESCO             BALANCED             SCIENCES
                                                 FUND - CLASS       VIF - UTILITIES        PORTFOLIO -           PORTFOLIO -
                                                    I SHARES              FUND            SERVICE SHARES       SERVICE SHARES
                                                ---------------     ---------------       --------------       --------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              56,907              67,096               48,382               14,757
Accumulation units redeemed and
  transferred to other funding options .                  --                (358)                  (2)                  --
                                                    --------            --------             --------             --------
Accumulation units end of year .........              56,907              66,738               48,380               14,757
                                                    ========            ========             ========             ========

                                                      GLOBAL            WORLDWIDE              LAZARD
                                                   TECHNOLOGY            GROWTH              RETIREMENT           GROWTH AND
                                                   PORTFOLIO -        PORTFOLIO -            SMALL CAP              INCOME
                                                 SERVICE SHARES      SERVICE SHARES          PORTFOLIO            PORTFOLIO
                                                 --------------      --------------          ---------            ----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options               8,927              30,286               58,301              169,465
Accumulation units redeemed and
  transferred to other funding options .                  --                  --                   --                 (283)
                                                    --------            --------             --------             --------
Accumulation units end of year .........               8,927              30,286               58,301              169,182
                                                    ========            ========             ========             ========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                       OPPENHEIMER          OPPENHEIMER
                                                                        CAPITAL               GLOBAL             REAL RETURN
                                                    MID-CAP           APPRECIATION          SECURITIES           PORTFOLIO -
                                                     VALUE             FUND/VA -            FUND/VA -          ADMINISTRATIVE
                                                   PORTFOLIO         SERVICE SHARES       SERVICE SHARES            CLASS
                                                   ---------         --------------       --------------       --------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             108,167             151,189              129,470              345,254
Accumulation units redeemed and
  transferred to other funding options .                  (5)                 --               (2,258)             (13,885)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             108,162             151,189              127,212              331,369
                                                    ========            ========             ========             ========

                                                      TOTAL               PIONEER                                  PIONEER
                                                     RETURN              AMERICA               PIONEER             EMERGING
                                                   PORTFOLIO -          INCOME VCT            BALANCED             MARKETS
                                                 ADMINISTRATIVE        PORTFOLIO -        VCT PORTFOLIO -      VCT PORTFOLIO -
                                                      CLASS          CLASS II SHARES      CLASS II SHARES      CLASS II SHARES
                                                 --------------      ---------------      ---------------      ---------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             650,309              94,629               97,262               59,367
Accumulation units redeemed and
  transferred to other funding options .                (982)                 --                   --               (4,653)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             649,327              94,629               97,262               54,714
                                                    ========            ========             ========             ========

                                                    PIONEER                                                        PIONEER
                                                    EQUITY                PIONEER              PIONEER             GROWTH
                                                  INCOME VCT              EUROPE              FUND VCT           SHARES VCT
                                                  PORTFOLIO -        VCT PORTFOLIO -        PORTFOLIO -          PORTFOLIO -
                                                CLASS II SHARES      CLASS II SHARES      CLASS II SHARES      CLASS II SHARES
                                                ---------------      ---------------      ---------------      ---------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             100,767              19,083              344,587               76,632
Accumulation units redeemed and
  transferred to other funding options .                  --                  --               (8,412)                  --
                                                    --------            --------             --------             --------
Accumulation units end of year .........             100,767              19,083              336,175               76,632
                                                    ========            ========             ========             ========

                                                                         PIONEER              PIONEER             PIONEER
                                                     PIONEER          INTERNATIONAL           MID CAP            REAL ESTATE
                                                   HIGH YIELD           VALUE VCT            VALUE VCT           SHARES VCT
                                                 VCT PORTFOLIO -       PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                                 CLASS II SHARES     CLASS II SHARES      CLASS II SHARES      CLASS II SHARES
                                                 ---------------     ---------------      ---------------      ---------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             341,706              16,169              238,853              100,989
Accumulation units redeemed and
  transferred to other funding options .              (9,494)                 --              (33,555)              (1,504)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             332,212              16,169              205,298               99,485
                                                    ========            ========             ========             ========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                    PIONEER               PIONEER              PIONEER             PIONEER
                                                   SMALL CAP              SMALL              STRATEGIC            VALUE VCT
                                                   VALUE VCT              COMPANY            INCOME VCT          PORTFOLIO -
                                                  PORTFOLIO -        VCT PORTFOLIO -     PORTFOLIO - CLASS          CLASS
                                                CLASS II SHARES      CLASS II SHARES         II SHARES            II SHARES
                                                ---------------      ---------------     -----------------       -----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             184,086              17,228              563,274               76,161
Accumulation units redeemed and
  transferred to other funding options .              (1,587)             (1,216)             (10,857)                  --
                                                    --------            --------             --------             --------
Accumulation units end of year .........             182,499              16,012              552,417               76,161
                                                    ========            ========             ========             ========

                                                   PUTNAM VT           PUTNAM VT
                                                 INTERNATIONAL        SMALL CAP
                                                 EQUITY FUND -       VALUE FUND -
                                                     CLASS              CLASS                 ALL CAP             INVESTORS
                                                   IB SHARES          IB SHARES           FUND - CLASS I       FUND - CLASS I
                                                 -------------       -------------        --------------       --------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              73,499             118,654              186,126               54,921
Accumulation units redeemed and
  transferred to other funding options .                (227)               (105)                  (3)                 (34)
                                                    --------            --------             --------             --------
Accumulation units end of year .........              73,272             118,549              186,123               54,887
                                                    ========            ========             ========             ========

                                                                                                                   SCUDDER
                                                                                                                 REAL ESTATE
                                                    LARGE CAP            SMALL CAP             TOTAL              SECURITIES
                                                  GROWTH FUND -       GROWTH FUND -       RETURN FUND -          PORTFOLIO -
                                                     CLASS I             CLASS I             CLASS II              CLASS B
                                                  -------------       -------------       -------------          -----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             107,006             192,354               80,255              216,813
Accumulation units redeemed and
  transferred to other funding options .                (583)               (538)                  (2)                (226)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             106,423             191,816               80,253              216,587
                                                    ========            ========             ========             ========

                                                  21ST CENTURY           CAPITAL              GLOBAL             GROWTH AND
                                                    GROWTH                GROWTH             DISCOVERY              INCOME
                                                  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                                    CLASS B              CLASS B              CLASS B              CLASS B
                                                  ------------         -----------          -----------          -----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              54,641              66,315               63,908              102,344
Accumulation units redeemed and
  transferred to other funding options .                 (55)                 --               (1,078)                  (1)
                                                    --------            --------             --------             --------
Accumulation units end of year .........              54,586              66,315               62,830              102,343
                                                    ========            ========             ========             ========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                     HEALTH                                   SCUDDER              SCUDDER
                                                   SCIENCES           INTERNATIONAL         AGGRESSIVE            BLUE CHIP
                                                  PORTFOLIO -         PORTFOLIO -       GROWTH PORTFOLIO -       PORTFOLIO -
                                                    CLASS B             CLASS B              CLASS B               CLASS B
                                                  -----------         -------------     ------------------       -----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             102,443              52,743               16,621              113,219
Accumulation units redeemed and
  transferred to other funding options .              (1,634)                (61)                  --                   --
                                                    --------            --------             --------             --------
Accumulation units end of year .........             100,809              52,682               16,621              113,219
                                                    ========            ========             ========             ========

                                                                                                                   SCUDDER
                                                     SCUDDER              SCUDDER              SCUDDER            GOVERNMENT
                                                    CONTRARIAN         FIXED INCOME         GLOBAL BLUE          SECURITIES
                                                VALUE PORTFOLIO -      PORTFOLIO -        CHIP PORTFOLIO -       PORTFOLIO -
                                                     CLASS B             CLASS B              CLASS B              CLASS B
                                                -----------------      ------------       ----------------       -----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             123,494             189,486              108,631              193,250
Accumulation units redeemed and
  transferred to other funding options .              (1,114)               (791)                  --              (11,377)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             122,380             188,695              108,631              181,873
                                                    ========            ========             ========             ========

                                                                                            SCUDDER
                                                    SCUDDER             SCUDDER           INTERNATIONAL            SCUDDER
                                                    GROWTH            HIGH INCOME         SELECT EQUITY         MONEY MARKET
                                                  PORTFOLIO -         PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                                    CLASS B             CLASS B              CLASS B               CLASS B
                                                  -----------         -----------         -------------         ------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              65,208             186,757               67,736              436,207
Accumulation units redeemed and
  transferred to other funding options .                  --              (1,126)                 (66)            (145,937)
                                                    --------            --------             --------             --------
Accumulation units end of year .........              65,208             185,631               67,670              290,270
                                                    ========            ========             ========             ========

                                                     SCUDDER            SCUDDER               SCUDDER             SCUDDER
                                                    SMALL CAP          STRATEGIC             TECHNOLOGY         TOTAL RETURN
                                               GROWTH PORTFOLIO -  INCOME PORTFOLIO -    GROWTH PORTFOLIO -      PORTFOLIO -
                                                     CLASS B             CLASS B              CLASS B              CLASS B
                                               ------------------  ------------------    ------------------      -----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              86,978             267,914              114,360               40,184
Accumulation units redeemed and
  transferred to other funding options .                  --                 (66)                (127)                  --
                                                    --------            --------             --------             --------
Accumulation units end of year .........              86,978             267,848              114,233               40,184
                                                    ========            ========             ========             ========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                       SVS DREMAN
                                                    SVS DAVIS           FINANCIAL            SVS DREMAN           SVS DREMAN
                                                     VENTURE            SERVICES             HIGH RETURN          SMALL CAP
                                                VALUE PORTFOLIO -      PORTFOLIO -       EQUITY PORTFOLIO -   VALUE PORTFOLIO -
                                                     CLASS B             CLASS B              CLASS B              CLASS B
                                                -----------------      -----------       ------------------   -----------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             185,731              66,669              183,725              201,202
Accumulation units redeemed and
  transferred to other funding options .              (1,141)                (58)              (1,252)                (378)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             184,590              66,611              182,473              200,824
                                                    ========            ========             ========             ========

                                                   SVS EAGLE
                                                    FOCUSED
                                                   LARGE CAP                                                        SVS
                                                    GROWTH              SVS FOCUS            SVS INDEX            INVESCO
                                                  PORTFOLIO -        VALUE & GROWTH      500 PORTFOLIO -      DYNAMIC GROWTH
                                                    CLASS B       PORTFOLIO - CLASS B        CLASS B        PORTFOLIO - CLASS B
                                                  -----------     -------------------    ---------------    -------------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             104,310              40,609              230,186              118,059
Accumulation units redeemed and
  transferred to other funding options .                (266)                (61)              (1,215)                (501)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             104,044              40,548              228,971              117,558
                                                    ========            ========             ========             ========

                                                                        SVS JANUS
                                                   SVS JANUS             GROWTH               SVS MFS              SVS OAK
                                                   GROWTH AND        OPPORTUNITIES           STRATEGIC            STRATEGIC
                                              INCOME PORTFOLIO -       PORTFOLIO -      VALUE PORTFOLIO -    EQUITY PORTFOLIO -
                                                    CLASS B             CLASS B               CLASS B              CLASS B
                                              ------------------       -----------      -----------------    ------------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             204,382               5,973               88,240              120,301
Accumulation units redeemed and
  transferred to other funding options .                (136)                 --                   --               (2,310)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             204,246               5,973               88,240              117,991
                                                    ========            ========             ========             ========

                                                                          ALGER                ALGER
                                                   SVS TURNER           AMERICAN             AMERICAN
                                                 MID CAP GROWTH         BALANCED            LEVERAGED            CONVERTIBLE
                                                  PORTFOLIO -         PORTFOLIO -       ALLCAP PORTFOLIO -       SECURITIES
                                                    CLASS B          CLASS S SHARES       CLASS S SHARES          PORTFOLIO
                                                 --------------      --------------     ------------------       -----------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              93,802             281,065               82,564              241,933
Accumulation units redeemed and
  transferred to other funding options .              (1,808)               (122)                 (89)                  --
                                                    --------            --------             --------             --------
Accumulation units end of year .........              91,994             280,943               82,475              241,933
                                                    ========            ========             ========             ========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                  DISCIPLINED            EQUITY              FEDERATED            FEDERATED
                                                    MID CAP              INCOME             HIGH YIELD              STOCK
                                                STOCK PORTFOLIO        PORTFOLIO            PORTFOLIO             PORTFOLIO
                                                ---------------        ---------            ---------             ---------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              81,831             115,871              313,965               32,112
Accumulation units redeemed and
  transferred to other funding options .                  --              (1,539)                (280)                  --
                                                    --------            --------             --------             --------
Accumulation units end of year .........              81,831             114,332              313,685               32,112
                                                    ========            ========             ========             ========

                                                                         LAZARD            MERRILL LYNCH            MFS
                                                   LARGE CAP         INTERNATIONAL           LARGE CAP            EMERGING
                                                   PORTFOLIO        STOCK PORTFOLIO       CORE PORTFOLIO      GROWTH PORTFOLIO
                                                   ---------        ---------------       --------------      \----------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options               8,694              54,032               32,093               42,083
Accumulation units redeemed and
  transferred to other funding options .                  --                (451)                 (72)                  --
                                                    --------            --------             --------             --------
Accumulation units end of year .........               8,694              53,581               32,021               42,083
                                                    ========            ========             ========             ========

                                                     MFS MID              PIONEER            TRAVELERS           AIM CAPITAL
                                                   CAP GROWTH              FUND            QUALITY BOND          APPRECIATION
                                                    PORTFOLIO           PORTFOLIO           PORTFOLIO             PORTFOLIO
                                                   ----------           ---------          ------------          ------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             116,756              10,666              684,297               43,641
Accumulation units redeemed and
  transferred to other funding options .                (582)                 (2)            (382,809)                (620)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             116,174              10,664              301,488               43,021
                                                    ========            ========             ========             ========

                                                                      SB ADJUSTABLE
                                                      MFS              RATE INCOME           STRATEGIC            COMSTOCK
                                                 TOTAL RETURN          PORTFOLIO -             EQUITY            PORTFOLIO -
                                                   PORTFOLIO         CLASS I SHARES          PORTFOLIO         CLASS II SHARES
                                                 ------------        --------------          ---------         ---------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options             522,537              24,462               54,657              229,834
Accumulation units redeemed and
  transferred to other funding options .             (29,617)                (92)                (771)                (419)
                                                    --------            --------             --------             --------
Accumulation units end of year .........             492,920              24,370               53,886              229,415
                                                    ========            ========             ========             ========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE PERIOD JUNE 9, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                          DYNAMIC CAPITAL
                                                   ENTERPRISE         CONTRAFUND(R)         APPRECIATION           MID CAP
                                                  PORTFOLIO -           PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
                                                CLASS II SHARES      SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                ---------------      ---------------      ---------------      ---------------
Accumulation units beginning of year ...                  --                  --                   --                   --
Accumulation units purchased and
  transferred from other funding options              20,935              98,003              115,414              135,353
Accumulation units redeemed and
  transferred to other funding options .                (184)                 (2)                  --                 (653)
                                                    --------            --------             --------             --------
Accumulation units end of year .........              20,751              98,001              115,414              134,700
                                                    ========            ========             ========             ========

                                                                      COMBINED
                                                                    -----------

Accumulation units beginning of year ...............                         --
Accumulation units purchased and
  transferred from other funding options ...........                 16,456,893
Accumulation units redeemed and
  transferred to other funding options .............                   (792,184)
                                                                    -----------
Accumulation units end of year .....................                 15,664,709
                                                                    ===========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of TIC Separate Account
Eleven for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of TIC Separate Account Eleven for Variable Annuities as of December 31, 2003 and the related statements of operations, the statement of changes in net assets and the financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TIC Account Eleven for Variable Annuities as of December 31, 2003, the results of its operations, the changes in its net assets for and the financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


                                                    /s/ KPMG LLP

Hartford, Connecticut
March 8, 2004

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TIC Separate Account Eleven for Variable Annuities or shares of Separate Account Eleven's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TIC Separate Account Eleven for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



VG-SEP11 (Annual) (12-03) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-19932S                                                               May, 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2003
      Statement of Operations for the year ended December 31, 2003
      Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
      Statement of Investments as of December 31, 2003
      Notes to Financial Statements

      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

      Consolidated Statements of Income for the years ended December 31, 2003,
        2002 and 2001
      Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Retained Earnings and Accumulated
        Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
      Consolidated Statements of Cash Flows for the years ended December 31,
        2003, 2002 and 2001
      Notes to Consolidated Financial Statements

(b)   EXHIBITS

    EXHIBIT
     NUMBER       DESCRIPTION
     ------       -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

       5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

       6.(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

       6.(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

       7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective

                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

       10.        Consent of KPMG LLP, Independent Auditors. Filed herewith.

       11.        Not Applicable.

       12.        Not Applicable.

       15.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 11, 2002.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH INSURANCE COMPANY
----------------               ----------------------

George C. Kokulis*             Director, Chairman, President and Chief
                               Executive Officer

Glenn D. Lammey*               Director, Senior Executive Vice President,
                               Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*           Director and Executive Vice President

Edward W. Cassidy*             Senior Vice President

Winifred Grimaldi*             Senior Vice President

Marla Berman Lewitus*          Director, Senior Vice President and General
                               Counsel

Brendan Lynch*                 Senior Vice President

David A. Tyson*                Senior Vice President

David A. Golino*               Vice President and Controller

Donald R. Munson, Jr.*         Vice President

Mark Remington*                Vice President

Tim W. Still*                  Vice President

Bennett Kleinberg*             Vice President

Dawn Fredette*                 Vice President

George E. Eknaian*             Vice President and Chief Actuary

Linn K. Richardson*            Second Vice President and Actuary

Paul Weissman*                 Second Vice President and Actuary

Ernest J.Wright*               Vice President and Secretary

Kathleen A. McGah*             Assistant Secretary and Deputy General Counsel

Principal Business Address:

*    The Travelers Insurance Company
     One Cityplace
     Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 412 contract owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for

Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)   NAME AND PRINCIPAL               POSITIONS AND OFFICES
      BUSINESS ADDRESS                 WITH UNDERWRITER
      ----------------                 ----------------

      Kathleen L. Preston              Board of Manager

      Glenn D. Lammey                  Board of Manager

      William F. Scully III            Board of Manager

      Donald R. Munson, Jr.            Board of Manager, President, Chief
                                       Executive Officer and Chief Operating
                                       Officer

      Tim W. Still                     Vice President

      Anthony Cocolla                  Vice President

      John M. Laverty                  Treasurer and Chief Financial Officer

      Stephen E. Abbey                 Chief Compliance Officer

      Alison K. George                 Director and Chief Advertising Compliance
                                       Officer

      Stephen T. Mullin                Chief Compliance Officer

      Ernest J. Wright                 Secretary

      Kathleen A. McGah                Assistant Secretary

      William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 23rd day of April 2004.

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
--------------------------------        Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
--------------------------------        Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
--------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
--------------------------------
(Kathleen L. Preston)


*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION                                      METHOD OF FILING
-----------    -----------                                      ----------------
    10.        Consent of KPMG LLP, Independent Auditors.        Electronically